UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

Huntington Tax-Free Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount		Value
Municipal Bonds — 96.4%

Alabama — 0.1%
$ 100,000	Talladega County, AL, Refunding Warrants, G.O., Series A, 2.000%, 3/1/14	$100,638
Colorado — 0.9%
500,000	Colorado Educational & Cultural Facilities Authority Revenue, 0.040%, 12/1/35 (a)	500,000
145,000	Douglas County, CO, School District No. Re-1 Douglas & Elbert Counties, G.O., 2.000%, 12/15/13	145,475

		645,475

Florida — 17.0%
1,365,000	Broward County, FL, Housing Finance Authority Revenue, 0.060%, 12/1/29 (a)	1,365,000
300,000	Florida State Housing Finance Corp., Various Refunding Housing Island Club Revenue, 0.050%, 7/1/31 (a)	300,000
3,005,000	Jacksonville, FL, Housing Finance Authority Revenue, (Fannie Mae Ins.), 0.060%, 7/15/33 (a)	3,005,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.110%, 5/1/25 (a)	200,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.050%, 11/1/36 (a)	700,000
2,625,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.040%, 11/1/38 (a)	2,625,000
3,100,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.020%, 7/1/37 (a)	3,100,000
380,000	Tamarac, FL, Capital Improvement Revenue, 2.000%, 10/1/13	380,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.060%, 1/15/32 (a)	1,100,000

		12,775,000

Iowa — 1.9%
600,000	Iowa State Finance Authority, Health Facilities Revenue, Series B, 0.030%, 2/15/35 (a)	600,000
800,000	Iowa State Finance Authority, Health Facilities Revenue, Series A, 0.030%, 2/15/35 (a)	800,000

		1,400,000

Massachusetts — 0.5%
190,000	New Bedford, MA, Muni Purpose Loan, G.O., 5.000%, 2/15/14	193,209
150,000	Tisbury, MA, Muni Purpose Loan, G.O., 2.000%, 11/1/13	150,203

		343,412

Michigan — 2.8%
2,100,000	University of Michigan, Revenue, Series B, (SPA - Northern Trust Co.), 0.010%, 4/1/42 (a)	2,100,000

Minnesota — 9.3%
400,000	Burnsville, MN, Multifamily Revenue, (Fannie Mae Ins.), 0.060%, 10/15/33 (a)	400,000
1,995,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series B-1, (LOC—JPMorgan Chase Bank), 0.030%, 11/15/35 (a)	1,995,000
1,000,000	Minneapolis, MN, Housing Development Revenue, (Fannie Mae Ins.), 0.050%, 9/1/26 (a)	1,000,000
2,000,000	Richfield, MN, Housing Revenue, Woodlake Richfield Apartments Project, (LOC - Wells Fargo Bank N.A.), 0.040%, 10/1/53 (a)	2,000,000
1,600,000	Rochester, MN, Health Care Facilities Revenue, 0.040%, 8/15/32 (a)	1,600,000

		6,995,000

Mississippi — 0.1%
60,000	Lauderdale County, MS, G.O., Series A, 1.000%, 4/1/14	60,134

Missouri — 2.9%
2,000,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.020%, 10/1/35 (a)	2,000,000
200,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-1, (LOC - Wells Fargo Bank N.A.), 0.030%, 10/1/35 (a)	200,000

		2,200,000

New Hampshire — 1.3%
1,000,000	Merrimack County, NH, G.O., 2.000%, 12/27/13	1,003,666

New Jersey — 0.8%
125,000	Howell Township, NJ, G.O., 2.000%, 11/1/13	125,168

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount		Value
$480,000	Robbinsville Township, NJ, Board of Education, G.O., 2.000%, 3/15/14	$483,352

		608,520

New York — 4.6%
1,100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.030%, 11/1/22 (a)	1,100,000
1,085,000	New York City Trust for Cultural Resources Revenue, 0.030%, 12/1/35 (a)	1,085,000
1,300,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.040%, 5/15/39 (a)	1,300,000

		3,485,000

North Carolina — 8.1%
1,845,000	Cary, NC, Various Public Improvements, G.O., (SPA - JPMorgan Chase Bank), 0.080%, 6/1/27 (a)	1,845,000
1,545,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.040%, 1/15/26 (a)	1,545,000
2,400,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.020%, 1/15/45 (a)	2,400,000
260,000	State of North Carolina, Prerefunded-Public Improvement, G.O., Series A, 4.250%, 3/1/24	264,125

		6,054,125

Ohio — 22.0%
80,000	Ashland, OH, G.O., 2.000%, 12/1/13	80,213
165,000	Chagrin Falls, OH, Exempted Village School District, G.O., Series B, 2.000%, 12/1/13	165,426
400,000	Chillicothe, OH, Sewer Systems Improvement, G.O., BAN, 1.000%, 12/19/13	400,517
709,000	Chillicothe, OH, Street Improvement, G.O., BAN, 0.500%, 12/19/13	709,000
1,000,000	Cuyahoga Falls, OH, Street Improvement, G.O., BAN, 1.600%, 9/24/14	1,011,221
310,000	Delaware, OH, G.O., 1.000%, 12/1/13	310,309
1,000,000	East Knox, OH, Local School District, School Facilities Construction and Improvement, G.O., BAN, 2.200%, 1/28/14	1,005,018
145,000	Fairview Park, OH, City School District, G.O., 1.000%, 12/1/13	145,121
1,000,000	Forest Park, OH, G.O., BAN, 1.250%, 8/26/14	1,006,725
755,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.070%, 11/1/14 (a)	755,000
75,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (National Reinsurance), 5.000%, 12/1/15	75,556
50,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (National Reinsurance), 5.000%, 12/1/28	50,370
1,000,000	Hamilton, OH, Various Purposes, G.O., BAN, 1.125%, 10/3/13	1,000,029
310,000	Harrison, OH, G.O., 2.750%, 10/24/13	310,338
160,000	Hubbard, OH, Exempt Village School District, Classroom Facilities Improvement, G.O., (Student Credit Program), 1.000%, 12/1/13	160,146
400,000	Lorain, OH, Port Authority Revenue, Land Reutilization Project, BAN, 2.500%, 11/6/13	400,667
100,000	Mahoning County, OH, Refunding and Various Purposes, G.O., (AGM Ins.), 3.625%, 12/1/13	100,504
25,000	Marysville, OH, Water Systems Revenue, (AMBAC Ins.), 4.000%, 12/1/16	25,139
100,000	Middletown, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/25	100,750
40,000	Monroe, OH, G.O., 2.000%, 12/1/13	40,110
100,000	Monroeville, OH, Local School District, G.O., (Student Credit Program), 1.000%, 12/1/13	100,091
2,000,000	Montgomery County, OH, Transportation Improvement District Revenue, Austin Landing Phase II, 1.500%, 2/13/14	2,007,674
1,000,000	Morrow County, OH, County Court House, G.O., BAN, 1.500%, 1/15/14	1,003,037
1,200,000	Newark, OH, G.O., BAN, 1.000%, 7/28/14	1,205,891
1,000,000	Ohio State University, General Receipts Revenue, 0.040%, 12/1/27 (a)	1,000,000
190,000	Painesville, OH, City School District, School Improvement, G.O., (Student Credit Program), 1.000%, 12/1/13	190,174
100,000	Pataskala, OH, Various Purposes, G.O., BAN, 1.500%, 3/26/14	100,481

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount		Value
$125,000	Tecumseh, OH, Local School District, Various Purposes, G.O., (Student Credit Program), 2.000%, 12/1/13	$125,312
1,900,000	Union Township, OH, G.O., BAN, 1.500%, 9/10/14	1,918,710
1,000,000	Vermilion, OH, G.O., BAN, 1.500%, 8/21/14	1,005,714
40,000	Youngstown, OH, City School District, G.O., (Student Credit Program), 3.000%, 12/1/13	40,159

		16,549,402

Pennsylvania — 3.3%
2,400,000	Geisinger, PA, Health Systems Revenue, Series A, (SPA - Wells Fargo Bank NA), 0.020%, 5/15/35 (a)	2,400,000
100,000	Lancaster County, PA, G.O., Series A, 2.500%, 11/1/13	100,160

		2,500,160

Tennessee — 4.0%
1,360,000	Franklin County, TN, G.O., 2.000%, 6/1/14	1,374,434
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.060%, 5/15/31 (a)	1,625,000

		2,999,434

Texas — 4.1%
200,000	Austin, TX, Housing Finance Corp., Multifamily Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.060%, 10/15/32 (a)	200,000
700,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-1, 0.030%, 9/1/31 (a)	700,000
1,100,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.030%, 9/1/31 (a)	1,100,000
1,110,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.060%, 2/15/34 (a)	1,110,000

		3,110,000

Utah — 2.5%
1,875,000	Murray, UT, Hospital Revenue, 0.020%, 5/15/37 (a)	1,875,000

Virginia — 8.6%
850,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.050%, 3/1/35 (a)	850,000
825,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.060%, 10/15/32 (a)	825,000
3,480,000	Roanoke, VA, Economic Development Authority, Hospital Revenue, Series A-1, (AGM Ins.), 0.050%, 7/1/36 (a)	3,480,000
1,275,000	Roanoke, VA , Economic Development Authority, Hospital Revenue, Series A-2, (AGM Ins.), 0.050%, 7/1/36 (a)	1,275,000

		6,430,000

Washington — 1.4%
100,000	Snohomish County, WA, School District No. 15 Edmonds, G.O., Series A, 5.000%, 12/1/13	100,767
990,000	Washington Economic Development Finance Authority Revenue, Pioneer Human Services, 0.030%, 9/1/18 (a)	990,000

		1,090,767

Wisconsin — 0.2%
130,000	Oshkosh, WI, Promissory Notes, G.O., Series C, 2.000%, 12/1/13	130,347

Total Municipal Bonds (Cost $72,456,080)		72,456,080

Cash Equivalents — 3.4%
2,580,529	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	2,580,529

Total Cash Equivalents (Cost $2,580,529)		2,580,529

Total Investments (Cost $75,036,609) — 99.8%		75,036,609

Other Assets in Excess of Liabilities — 0.2%		116,209

Net Assets — 100.0%		$75,152,818

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013. Date shown represents final maturity date.
(b)	Rate disclosed is the seven day yield as of September 30, 2013.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Co.

G.O. — General Obligation

LOC — Letter of Credit

SPA — Standby Purchase Agreement

See accompanying notes which are an integral part of these schedules of investments.

Huntington Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount		Value
U.S. Treasury Obligations — 55.4%

U.S. Treasury Bills — 55.4%
$ 187,804,000	0.020%, 10/17/13(c)	$187,802,144

Total U.S. Treasury Obligations (Cost $187,802,144)		187,802,144

U.S. Government Agencies — 42.4%

Federal Farm Credit Bank — 13.3%
29,900,000	0.180%, 7/21/14 (a)	29,930,504
15,000,000	0.280%, 10/14/14 (a)	15,025,197

		44,955,701

Federal Home Loan Bank — 12.5%
7,328,000	0.060%, 12/4/13 (b)(c)	7,327,156
15,000,000	0.070%, 3/17/14	14,999,624
10,000,000	0.200%, 6/11/14 (a)	10,012,323
10,000,000	0.160%, 9/8/14	10,000,734

		42,339,837

Federal Home Loan Mortgage Corporation — 13.7%
11,550,000	0.091%, 10/22/13 (b)(c)	11,549,394
15,000,000	0.100%, 11/4/13 (b)(c)	14,998,619
20,000,000	0.040%, 12/20/13 (b)(c)	19,998,222

		46,546,235

Federal National Mortgage Association — 2.9%
10,000,000	0.142%, 12/26/13 (b)(c)	9,996,656

Total U.S. Government Agencies (Cost $143,838,429)		143,838,429

Municipal Bonds — 1.3%

North Carolina — 1.3%
4,500,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, Campbell University, (LOC - Branch Banking & Trust), 0.080%, 10/1/34 (a)	4,500,000

Total Municipal Bonds (Cost $4,500,000)		4,500,000

Repurchase Agreements — 0.9%
3,069,200	TD Securities, 0.050%, dated 9/30/13, due 10/1/13, repurchase price $3,069,204 (collateralized by U.S. Treasury Notes, 3.625%, 8/15/19, market value $3,123,770)	3,069,200

Total Repurchase Agreements (Cost $3,069,200)		3,069,200

Total Investments (Cost $339,209,773) — 100.0%		339,209,773

Liabilities in Excess of Other Assets — (0.0)%		(62,539)

Net Assets — 100.0%		$339,147,234

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013. Date shown represents final maturity date.
(b)	Zero coupon bond.
(c)	Rate represents the effective yield at purchase.

LOC — Letter of Credit

See accompanying notes which are an integral part of these schedules of investments.

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount		Value
Municipal Bonds — 91.6%

Ohio — 91.6%
$250,000	Adams County, OH, Ohio Valley Local School District, G.O., (Student Credit Program), 1.000%, 12/1/13	$250,228
250,000	Ashland, OH, City School District, G.O., (Student Credit Program), 2.000%, 11/1/13	250,297
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 3.750%, 12/1/13	100,529
250,000	Bexley, OH, City School District, G.O., 2.000%, 12/1/13	250,665
500,000	Clark County, OH, Various Purposes, G.O., BAN, 0.750%, 5/29/14	500,980
200,000	Cleveland, OH, Income Tax Revenue, Public Facilities Improvement, Series A, 2.000%, 10/1/13	200,000
4,000,000	Cleveland, OH, Waterworks Revenue, Series Q, 0.050%, 1/1/33 (a)	4,000,000
2,615,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, SPC Buildings 1&3 LLC, (LOC - JPMorgan Chase Bank), 0.070%, 1/1/37 (a)	2,615,000
550,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, Laurel School Project, (LOC - JPMorgan Chase Bank), 0.040%, 4/1/38 (a)	550,000
100,000	Columbus, OH, Various Purposes, G.O., Series A, 5.000%, 12/15/13	100,938
2,875,000	Columbus, OH, Adjusted Sanitary Sewer, G.O., Series 1, 0.050%, 12/1/26 (a)	2,875,000
1,000,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.060%, 1/1/30 (a)	1,000,000
1,800,000	Columbus, OH, Sewer Revenue, Series B, 0.050%, 6/1/32 (a)	1,800,000
2,220,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.060%, 3/1/34 (a)	2,220,000
370,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.060%, 12/1/36 (a)	370,000
250,000	Cuyahoga County, OH, Public Library Special Obligation Revenue, Series A, 2.000%, 12/1/13	250,665
250,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 2.000%, 12/1/13	250,654
1,200,000	Cuyahoga Falls, OH, Various Purposes, G.O., BAN, 1.000%, 12/5/13	1,201,276
100,000	Elyria, OH, Various Purposes, G.O., (National Reinsurance), 3.500%, 12/1/13	100,504
1,000,000	Elyria, OH, Various Purpose Improvement, G.O., BAN, 0.600%, 6/4/14	1,001,338
145,000	Fairbanks, OH, Local School District, G.O., 1.000%, 12/1/13	145,121
105,000	Fayette, OH, Local School District, G.O., Series A, (Student Credit Program), 1.000%, 12/1/13	105,095
1,500,000	Forest Park, OH, G.O., BAN, 1.250%, 8/26/14	1,510,087
740,000	Franklin County, OH, Industrial Development Revenue, (LOC - JPMorgan Chase Bank), 0.070%, 11/1/14 (a)	740,000
4,000,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.060%, 12/1/21 (a)	4,000,000
5,000,000	Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital, Series B, 0.050%, 11/1/40 (a)	5,000,000
5,000,000	Franklin County, OH, OhioHealth Facilities Revenue, Series A, (SPA - Barclays Bank PLC), 0.050%, 11/15/41 (a)	5,000,000
265,000	Gallipolis, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 1.000%, 12/1/13	265,243
50,000	Graham, OH, Local School District, School Improvement, G.O., (Student Credit Program), 1.000%, 12/1/13	50,050

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount		Value
$50,000	Green, OH, Various Purposes, G.O., 1.000%, 12/1/13	$50,049
1,000,000	Green, OH, Street improvement, G.O., BAN, Series D, 1.000%, 7/31/14	1,005,802
50,000	Greene County, OH, G.O., 2.250%, 12/1/13	50,146
1,210,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.050%, 5/15/28 (a)	1,210,000
1,875,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, Series M, 0.070%, 5/15/37 (a)	1,875,000
1,525,000	Harrison, OH, Public Infrastructure Improvements, G.O., BAN, 1.650%, 10/24/13	1,525,762
100,000	Harrison, OH, Wastewater System Revenue, 3.000%, 11/1/13	100,210
250,000	Hilliard, OH, School District, G.O., 3.500%, 12/1/13	251,261
265,000	Hubbard, OH, Exempt Village School District, G.O., (CIFG Ins.), 4.000%, 12/1/13	266,556
50,000	Knox County, OH, Various Purposes, G.O., (AGM Ins.), 2.250%, 12/1/13	50,149
750,000	Licking County, OH, County Road Improvement, G.O., BAN, 1.000%, 6/5/14	753,028
50,000	Logan County, OH, Sewer Systems Improvement, G.O., (Assured Guaranty), 3.500%, 12/1/13	50,248
100,000	Lorain, OH, Various Purposes, G.O., 2.000%, 12/1/13	100,207
510,000	Mahoning County, OH, G.O., 1.250%, 10/15/13	510,126
1,511,000	Maple Heights, OH, City School District, G.O., BAN, 1.250%, 4/10/14	1,515,713
160,000	Maumee, OH, City School District, G.O., Series B, 2.000%, 12/1/13	160,438
400,000	Mayfield Heights, OH, Various Purposes, G.O., 1.000%, 8/14/14	401,379
500,000	Mayfield, OH, City School District, G.O., BAN, 1.750%, 6/26/14	504,563
260,000	Medina, OH, City School District, G.O., 3.500%, 12/1/13	261,311
1,000,000	Miami Township, OH, Montgomery County, Various Purpose Notes, G.O., 1.500%, 2/13/14	1,004,021
100,000	Middletown, OH, G.O., 2.000%, 12/1/13	100,274
2,000,000	Montgomery County, OH, Transportation Improvement District Revenue, Austin Landing Phase II, 1.500%, 2/13/14	2,007,674
1,200,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.050%, 3/1/27 (a)	1,200,000
3,030,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - Barclays Bank PLC), 0.030%, 11/15/39 (a)	3,030,000
1,000,000	Morrow County, OH, County Court House, G.O., BAN, 1.500%, 1/15/14	1,003,046
140,000	New Philadelphia, OH, G.O., 1.000%, 12/1/13	140,128
500,000	Norton, OH, G.O., BAN, 1.000%, 8/21/14	501,540
470,000	Obetz, OH, Various Purposes, G.O., 0.500%, 12/1/13	470,000
50,000	Ohio State, Water Development Authority Revenue, 5.000%, 12/1/13	50,372
100,000	Ohio State, Water Development Authority Revenue, Pollution Control Facilities, Series A, 4.000%, 6/1/14	102,384
295,000	Ohio State, Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.060%, 5/1/15 (a)	295,000
880,000	Ohio State, Water Development Authority Revenue, Pollution Control Facilities, Series B, 0.030%, 10/1/18 (a)	880,000
4,740,000	Ohio State, Infrastructure Improvements, G.O., Series D, 0.040%, 2/1/19 (a)	4,740,000
2,300,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.020%, 10/1/22 (a)	2,300,000
1,060,000	Ohio State, Air Quality Development Authority Revenue, Series B, (LOC - UBS AG), 0.050%, 3/1/23 (a)	1,060,000
420,000	Ohio State, Common Schools, G.O., Series B, 0.050%, 3/15/25 (a)	420,000

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount		Value
$5,100,000	Ohio State, Air Quality Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.040%, 2/1/26 (a)	$5,100,000
1,790,000	Ohio State, Common Schools, G.O., Series C, 0.040%, 6/15/26 (a)	1,790,000
2,390,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.020%, 10/1/31 (a)	2,390,000
4,000,000	Ohio State, Higher Educational Facilities Revenue, Series A, 0.060%, 11/15/31 (a)	4,000,000
480,000	Ohio State, Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.060%, 12/1/32 (a)	480,000
4,000,000	Ohio State, Water Development Authority Revenue, 0.030%, 10/1/33 (a)	4,000,000
2,200,000	Ohio State, Air Quality Development Authority Revenue, Series B, 0.020%, 12/1/33 (a)	2,200,000
1,715,000	Ohio State, Higher Educational Facilities Revenue, Ohio Dominican University Project, (LOC - JPMorgan Chase Bank), 0.080%, 12/1/37 (a)	1,715,000
5,205,000	Ohio State, Higher Educational Facilities Revenue, Cleveland Clinic Health Systems, 0.020%, 1/1/39 (a)	5,205,000
1,265,000	Ohio State, Higher Educational Facilities Revenue, Series B-4, 0.020%, 1/1/43 (a)	1,265,000
3,400,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series B-2, (LOC - Bank of America N.A.), 0.040%, 12/1/44 (a)	3,400,000
3,300,000	Ohio State, Higher Educational Facilities Revenue, Oberlin College Project, 0.050%, 10/1/48 (a)	3,300,000
2,060,000	Ohio State University, General Receipts Revenue, 0.040%, 12/1/27 (a)	2,060,000
2,330,000	Ohio State University, General Receipts Revenue, Series B, 0.040%, 12/1/28 (a)	2,330,000
1,000,000	Pataskala, OH, Various Purposes, G.O., BAN, 1.250%, 11/21/13	1,001,182
110,000	Sandy Valley, OH, Local School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 2.000%, 12/1/13	110,293
55,000	Seneca East, OH, Local School District, G.O., (Student Credit Program), 1.000%, 12/1/13	55,055
50,000	Springboro, OH, Community City School District, School Bus Acquisition, G.O., 2.000%, 12/1/13	50,128
670,000	Strongsville, OH, City School District, School Improvement, G.O., 3.000%, 12/1/13	672,913
80,000	Strongsville, OH, Various Purposes, G.O., 2.000%, 12/1/13	80,205
1,500,000	Tipp City, OH, Various Purposes, G.O., BAN, Series C, 1.000%, 11/28/13	1,501,422
100,000	Toledo, OH, City School District, G.O., Series B, (National Reinsurance, FGIC Ins.), 3.600%, 12/1/13	100,513
60,000	Troy, OH, City School District, School Improvement, G.O., 2.000%, 12/1/13	60,155
150,000	Troy, OH, City School District, G.O., (AGM Ins.), 4.000%, 12/1/13	150,881
250,000	Trumbull County, OH, Water and Sewer Project Revenue, Series A, 3.250%, 12/1/13	251,158
3,000,000	Union Township, OH, G.O., BAN, 1.500%, 9/10/14	3,029,542
250,000	University of Akron/The, Higher Education Revenue, Series A, (AGM Ins.), 3.000%, 1/1/14	251,587
255,000	Upper Arlington, OH, Various Purposes, G.O., Series A, 1.500%, 12/1/13	255,454
300,000	Vermilion, OH, Local School District, COP, 2.000%, 12/1/13	300,749
1,826,000	Vermilion, OH, G.O., BAN, 1.500%, 8/21/14	1,836,435
90,000	Vinton County, OH, Local School District, G.O., Series A, (Student Credit Program), 2.000%, 12/1/13	90,224
50,000	Warren County, OH, G.O., 5.000%, 12/1/13	50,381
120,000	Wellington, OH, Exempt Village School District, G.O., Series A, (Student Credit Program), 1.500%, 12/1/13	120,208

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount		Value
$180,000	Youngstown, OH, City School District, Classroom Facilities and Improvement, G.O., (Student Credit Program), 2.000%, 12/1/13	$180,451

Total Municipal Bonds (Cost $116,033,993)		116,033,993

Cash Equivalents — 8.3%
4,700,000	FFI Institutional Tax-Exempt Fund 0.030% (b)	4,700,000
5,797,316	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	5,797,316

Total Cash Equivalents (Cost $10,497,316)		10,497,316

Total Investments (Cost $126,531,309) — 99.9%		126,531,309

Other Assets in Excess of Liabilities — 0.1%		168,959

Net Assets — 100.0%		$126,700,268

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013. Date shown represents final maturity date.
(b)	Rate disclosed is the seven day yield as of September 30, 2013.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

CIFG — Capitalized Interest Financial Guaranty

COP — Certificates of Participation

G.O. — General Obligation

LOC — Letter of Credit

SPA — Standby Purchase Agreement

See accompanying notes which are an integral part of these schedules of investments.

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount		Value
Repurchase Agreements — 49.0%
$200,000,000	South Street Securities, 0.030%, dated 9/30/13, due 10/1/13, repurchase price $200,000,167 (collateralized by U.S. Treasury Obligations, 0.000%-3.750%, 10/3/13-5/15/13, market value $204,000,082)	$200,000,000
140,000,000	Goldman Sachs, 0.020%, dated 9/23/13, due 10/1/13, repurchase price $140,000,622 (collateralized by U.S. Treasury Notes, 4.250%, 8/15/14, market value $142,070,049)	140,000,000
50,000,000	Morgan Stanley, 0.040%, dated 9/30/13, due 10/1/13, repurchase price $50,000,056 (collateralized by U.S. Treasury Notes, 1.000%, 3/31/17, market value $51,248,234)	50,000,000
140,000,000	TD Securities, 0.030%, dated 9/25/13, due 10/2/13, repurchase price $140,000,817 (collateralized by U.S. Treasury Notes, 1.500%, 6/30/16, market value $142,508,789)	140,000,000
221,882,300	TD Securities, 0.050%, dated 9/30/13, due 10/1/13, repurchase price $221,882,608 (collateralized by U.S. Treasury Notes, 0.375%-1.500%, 3/15/15-6/30/16, market value $225,959,770)	221,882,300

Total Repurchase Agreements (Cost $751,882,300)		751,882,300

U.S. Treasury Obligations — 51.0%

U.S. Treasury Bills — 34.3%(a)
141,256,100	0.040%, 10/3/13	141,255,688
16,095,000	0.080%, 10/10/13	16,094,628
150,653,000	0.020%, 10/17/13	150,651,481
25,000,000	0.070%, 11/7/13	24,998,201
15,000,000	0.100%, 11/14/13	14,998,096
70,619,500	0.060%, 11/21/13	70,613,856
4,159,000	0.070%, 12/5/13	4,158,460
27,316,000	0.100%, 12/26/13	27,309,170
13,960,000	0.070%, 2/6/14	13,956,526
62,690,000	0.030%, 3/6/14	62,681,850

		526,717,956

U.S. Treasury Notes — 16.7%
75,000,000	0.100%, 10/15/13	75,012,270
85,000,000	0.090%, 12/15/13	85,116,944
25,000,000	0.090%, 2/15/14	25,108,788
15,000,000	0.050%, 3/31/14	15,014,760
25,000,000	0.080%, 4/15/14	25,159,029
15,000,000	0.070%, 4/30/14	15,015,454
15,000,000	0.100%, 5/15/14	15,084,772

		255,512,017

Total U.S. Treasury Obligations (Cost $782,229,973)		782,229,973

Total Investments (Cost $1,534,112,273) — 100.0%		1,534,112,273

Other Assets in Excess of Liabilities— 0.0%		578,005

Net Assets — 100.0%		$1,534,690,278

(a)	Rate represents the effective yield at purchase.

See accompanying notes which are an integral part of these schedules of investments.

Huntington Disciplined Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 90.5%
Consumer Discretionary — 7.4%
30,600	Comcast Corp., Class A (a)	$1,381,590
42,000	Ford Motor Co. (a)	708,540
16,900	Lowe’s Companies, Inc. (a)	804,609
11,000	McDonald’s Corp. (a)	1,058,310
5,900	Starbucks Corp.	454,123
22,200	Target Corp.	1,420,356
21,700	Walt Disney Co./The (a)	1,399,433

		7,226,961

Consumer Staples — 6.7%
3,500	Altria Group, Inc.	120,225
9,900	Coca-Cola Co./The (a)	375,012
14,600	Colgate-Palmolive Co.	865,780
5,500	Costco Wholesale Corp. (a)	633,160
19,300	Mondelez International, Inc., Class A (a)	606,406
23,100	PepsiCo, Inc. (a)	1,836,450
17,200	Philip Morris International, Inc. (a)	1,489,348
7,800	Procter & Gamble Co. (a)	589,602

		6,515,983

Energy — 13.9%
19,300	Apache Corp. (a)	1,643,202
12,800	Baker Hughes, Inc. (a)	628,480
13,700	ConocoPhillips (a)	952,287
4,500	Devon Energy Corp. (a)	259,920
45,100	Exxon Mobil Corp. (a)	3,880,404
12,000	Halliburton Co. (a)	577,800
7,200	Magellan Midstream Partners LP (a)	406,296
12,500	Occidental Petroleum Corp. (a)	1,169,250
12,800	Phillips 66	740,096
24,000	Schlumberger Ltd. (a)	2,120,640
35,800	Valero Energy Corp.	1,222,570

		13,600,945

Financials — 13.0%
97,000	Bank of America Corp. (a)	1,338,600
7,000	Bank of New York Mellon Corp./The (a)	211,330
6,500	Berkshire Hathaway, Inc., Class B (a) *	737,815
8,000	Citigroup, Inc.	388,080
60,000	Fifth Third Bancorp	1,082,400
2,200	Goldman Sachs Group, Inc./The (a)	348,062
45,500	JPMorgan Chase & Co. (a)	2,351,895
29,800	MetLife, Inc. (a)	1,399,110
30,000	Morgan Stanley (a)	808,500
17,000	State Street Corp.	1,117,750
20,500	U.S. Bancorp (a)	749,890
54,000	Wells Fargo & Co. (a)	2,231,280

		12,764,712

Health Care — 11.0%
11,000	Amgen, Inc. (a)	1,231,340
25,100	Baxter International, Inc.	1,648,819
15,000	Johnson & Johnson	1,300,350
25,000	Medtronic, Inc.	1,331,250
32,000	Merck & Co., Inc.	1,523,520
107,400	Pfizer, Inc. (a)	3,083,454
7,200	Thermo Fisher Scientific, Inc.	663,480

		10,782,213

Industrials — 11.7%
11,800	3M Co. (a)	1,409,038
11,000	Caterpillar, Inc. (a)	917,070
20,000	Deere & Co.	1,627,800
22,000	Eaton Corp. PLC (a)	1,514,480
2,500	FedEx Corp. (a)	285,275
5,500	General Dynamics Corp. (a)	481,360
90,000	General Electric Co. (a)	2,150,100
10,500	Illinois Tool Works, Inc. (a)	800,835
3,000	Norfolk Southern Corp. (a)	232,050
10,000	United Parcel Service, Inc., Class B (a)	913,700
10,000	United Technologies Corp. (a)	1,078,200

		11,409,908

Information Technology — 17.9%
5,000	Accenture PLC, Class A (a)	368,200
10,000	Broadcom Corp., Class A (a)	260,100
94,500	Cisco Systems, Inc.	2,213,190
16,000	eBay, Inc. (a) *	892,640
52,100	EMC Corp. (a)	1,331,676
3,000	Google, Inc., Class A *	2,627,730
50,000	Intel Corp. (a)	1,146,000
12,200	International Business Machines Corp. (a)	2,259,196
1,000	MasterCard, Inc., Class A (a)	672,780
85,000	Microsoft Corp.	2,831,350
39,100	Oracle Corp.	1,296,947
18,500	QUALCOMM, Inc. (a)	1,246,160
10,000	Texas Instruments, Inc. (a)	402,700

		17,548,669

Materials — 5.2%
10,000	Dow Chemical Co./The (a)	384,000
8,200	Du Pont (E.I.) de Nemours & Co. (a)	480,192
51,200	Freeport-McMoRan Copper & Gold, Inc. (a)	1,693,696
29,300	Olin Corp.	675,951
15,400	Praxair, Inc.	1,851,234

		5,085,073

Telecommunication Services — 2.4%
68,700	AT&T, Inc. (a)	2,323,434

Utilities — 1.3%
6,900	Exelon Corp. (a)	204,516
12,700	Sempra Energy (a)	1,087,120

		1,291,636

Total Common Stocks (Cost $73,176,175)		88,549,534

Options Purchased — 2.0%
1,000	CBOE Volatility Index, Call @ 12, Expiring October 2013	421,000
1,500	CBOE Volatility Index, Call @ 13, Expiring October 2013 (a)	480,000
2,200	SPDR S&P 500 ETF, Call @ 184, Expiring November 2013 (a)	8,800
2,200	SPDR S&P 500 ETF, Put @ 171, Expiring November 2013 (b)	1,034,000

Total Options Purchased (Cost $1,443,747)		1,943,800

Exchange-Traded Funds — 0.4%
10,400	Utilities Select Sector SPDR Fund (a)	388,440

Total Exchange-Traded Funds (Cost $352,770)		388,440

Cash Equivalents — 8.1%
7,901,611	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d)	7,901,611

Total Cash Equivalents (Cost $7,901,611)		7,901,611

Total Investments (Cost $82,874,303) — 101.0%		98,783,385

Liabilities in Excess of Other Assets — (1.0)%		(1,010,265)

Net Assets — 100.0%		$97,773,120

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or a portion of the security is held as collateral for written put options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

CBOE — Chicago Board Options Exchange

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Huntington Dividend Capture Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 73.2%

Consumer Discretionary — 3.2%
11,500	Comcast Corp., Class A	$519,225
51,000	Gentex Corp.	1,305,090
24,500	Genuine Parts Co.	1,981,805
51,500	Leggett & Platt, Inc.	1,552,725
17,500	Time Warner Cable, Inc., Class A	1,953,000

		7,311,845

Consumer Staples — 5.6%
66,500	Colgate-Palmolive Co.	3,943,450
54,750	ConAgra Foods, Inc.	1,661,115
33,750	Kellogg Co.	1,982,138
28,500	Kimberly-Clark Corp.	2,685,270
30,000	Wal-Mart Stores, Inc.	2,218,800

		12,490,773

Energy — 10.4%
81,750	BP PLC ADR	3,435,952
28,000	Chevron Corp.	3,402,000
24,250	ConocoPhillips	1,685,618
51,750	Exxon Mobil Corp.	4,452,570
50,750	Murphy Oil Corp.	3,061,240
51,000	Royal Dutch Shell PLC ADR	3,349,680
45,000	Schlumberger Ltd. (a)	3,976,200

		23,363,260

Financials — 15.2%
23,000	Bank of Montreal (b)	1,536,860
42,250	Brown & Brown, Inc.	1,356,225
59,500	Community Bank System, Inc. (b)	2,030,140
40,500	Cullen/Frost Bankers, Inc. (b)	2,857,275
55,000	Federated Investors, Inc., Class B (b)	1,493,800
219,000	FNB Corp. (b)	2,656,470
242,000	Fulton Financial Corp.	2,826,560
74,500	JPMorgan Chase & Co.	3,850,905
14,500	Northern Trust Corp.	788,655
113,500	Northwest Bancshares, Inc.	1,500,470
105,500	Old National Bancorp	1,498,100
11,500	Torchmark Corp.	832,025
20,000	Toronto-Dominion Bank	1,799,600
106,250	Trustmark Corp. (b)	2,720,000
93,500	U.S. Bancorp	3,420,230
45,000	Unum Group (a)	1,369,800
38,500	Wells Fargo & Co.	1,590,820

		34,127,935

Health Care — 5.9%
63,500	AstraZeneca PLC ADR	3,297,555
35,250	Baxter International, Inc.	2,315,572
33,000	Merck & Co., Inc.	1,571,130
26,750	Meridian Bioscience, Inc. (b)	632,638
103,750	Pfizer, Inc.	2,978,662
45,750	St. Jude Medical, Inc. (a)	2,454,030

		13,249,587

Industrials — 8.4%
14,500	3M Co.	1,731,445
61,250	CSX Corp.	1,576,575
189,750	General Electric Co.	4,533,127
119,500	Harsco Corp.	2,975,550
17,000	Norfolk Southern Corp.	1,314,950
40,000	Rockwell Automation, Inc. (a)	4,277,600
63,000	Waste Management, Inc.	2,598,120

		19,007,367

Information Technology — 6.1%
77,000	CA, Inc.	2,284,590
128,000	Cisco Systems, Inc.	2,997,760
71,500	Intel Corp.	1,638,780
63,250	Microsoft Corp.	2,106,857
17,000	Molex, Inc. (b)	654,840
26,000	Paychex, Inc.	1,056,640
88,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,492,480
14,000	Total System Services, Inc.	411,880
108,000	Xerox Corp.	1,111,320

		13,755,147

Materials — 3.0%
19,000	Bemis Co., Inc.	741,190
138,500	Olin Corp.	3,195,195
11,500	Sensient Technologies Corp.	550,735
57,750	Sonoco Products Co.	2,248,785

		6,735,905

Real Estate Investment Trusts — 10.1%
117,000	Associated Estates Realty Corp. (b)	1,744,470
126,000	Brandywine Realty Trust	1,660,680
66,500	CBL & Associates Properties, Inc.	1,270,150
134,000	DDR Corp. (b)	2,105,140
20,000	HCP, Inc.	819,000
49,500	Highwoods Properties, Inc.	1,747,845
30,000	Home Properties, Inc.	1,732,500
51,500	Kimco Realty Corp.	1,039,270
194,000	Lexington Realty Trust (b)	2,178,620
33,500	Liberty Property Trust	1,192,600
53,500	Mack-Cali Realty Corp.	1,173,790
29,500	Mid-America Apartment Communities, Inc. (b)	1,843,750
18,500	National Retail Properties, Inc. (b)	588,670
75,500	Ramco-Gershenson Properties Trust	1,163,455
15,000	Senior Housing Properties Trust	350,100
50,000	Sun Communities, Inc.	2,131,000

		22,741,040

Telecommunication Services — 2.0%
110,500	AT&T, Inc.	3,737,110
15,000	Verizon Communications, Inc.	699,900

		4,437,010

Utilities — 3.3%
80,250	CenterPoint Energy, Inc.	1,923,593
133,500	Questar Corp.	3,002,415
147,750	TECO Energy, Inc.	2,443,785

		7,369,793

Total Common Stocks (Cost $152,972,267)		164,589,662

Preferred Stocks — 23.5%

Financials — 13.7%
115,000	Allstate Corp./The, 5.100%	2,668,000
100,000	American Financial Group, Inc., 7.000%	2,505,000
99,000	Ameriprise Financial, Inc., 7.750%	2,560,140
120,000	Axis Capital Holdings Ltd., Series C, 6.875%	2,852,400
140,000	BB&T Corp., 5.850%	3,005,800
105,000	Charles Schwab Corp./The, Series B, 6.000%	2,377,200
145,000	JPMorgan Chase Capital XXIX, 6.700%	3,685,900
55,000	KKR Financial Holdings LLC, 8.375%	1,481,150
91,750	PartnerRe Ltd., Series E, 7.250%	2,308,430
75,000	Prudential Financial, Inc., 5.700%	1,612,500
110,000	Raymond James Financial, Inc., 6.900%	2,768,700
105,000	Wells Fargo & Co., Series J, 8.000%	2,976,750

		30,801,970

Industrials — 1.2%
125,000	Stanley Black & Decker, Inc., 5.750%	2,752,500

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Real Estate Investment Trusts — 5.0%
100,000	Kimco Realty Corp., Series H, 6.900%	2,495,000
117,000	PS Business Parks, Inc., Series S, 6.450%	$2,680,470
40,000	Public Storage, Inc., Series V, 5.375%	841,600
115,000	Realty Income Corp., Series F, 6.625%	2,786,450
95,000	Vornado Realty LP, 7.875%	2,490,900

		11,294,420

Telecommunication Services — 1.0%
85,000	Qwest Corp., 7.500%	2,139,450

Utilities — 2.6%
95,000	Dominion Resources, Inc., Class A, 8.375%	2,477,600
125,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	3,228,750

		5,706,350

Total Preferred Stocks (Cost $56,971,671)		52,694,690

Exchange-Traded Funds — 2.5%

Funds — 2.5%
82,750	SPDR S&P Dividend ETF (b)	5,704,785

Total Exchange-Traded Funds (Cost $5,196,861)		5,704,785

Cash Equivalents — 1.4%
3,081,822	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d)	3,081,822

Total Cash Equivalents (Cost $3,081,822)		3,081,822

Short-Term Securities Held as Collateral for Securities Lending — 9.4%
21,225,284	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	21,225,284

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $21,225,284)		21,225,284

Total Investments (Cost $239,447,905) — 110.0%		247,296,243

Liabilities in Excess of Other Assets — (10.0)%		(22,518,612)

Net Assets — 100.0%		$224,777,631

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $20,823,626.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Huntington Global Select Markets Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 93.0%

Brazil — 9.6%

Consumer Discretionary — 4.0%
80,000	Estacio Participacoes SA	$621,075
33,000	Kroton Educacional SA	469,663

		1,090,738

Consumer Staples — 0.8%
9,193	BRF - Brasil Foods SA ADR	225,504

Financials — 1.5%
42,000	BB Seguridade Participacoes SA	414,165

Materials — 3.3%
35,000	Fibria Celulose SA *	405,134
32,000	Vale SA ADR	499,520

		904,654

		2,635,061

Cayman Islands — 1.7%

Consumer Discretionary — 1.7%
137,300	Wynn Macau Ltd.	468,236

China — 21.3%

Consumer Discretionary — 6.4%
315,000	Anta Sports Products Ltd.	405,737
116,500	Great Wall Motor Co. Ltd.	631,627
220,000	MGM China Holdings Ltd.	730,414

		1,767,778

Energy — 2.5%
1,850	CNOOC Ltd. ADR (a)	373,330
2,700	PetroChina Co. Ltd. ADR (a)	296,865

		670,195

Financials — 3.2%
1,000,000	Bank of China Ltd.	456,428
56,000	Ping An Insurance Group Co. of China Ltd.	416,252

		872,680

Industrials — 2.5%
650,000	China Railway Construction Corp. Ltd.	687,220

Information Technology — 6.7%
2,000	Baidu, Inc. ADR *	310,360
4,500	NetEase, Inc. ADR *	326,745
25,000	NQ Mobile, Inc. ADR (a) *	544,750
12,500	Tencent Holdings Ltd.	655,632

		1,837,487

		5,835,360

Hong Kong — 4.4%

Consumer Discretionary — 2.3%
325,000	Haier Electronics Group Co. Ltd.	629,393

Health Care — 2.1%
850,000	Sino Biopharmaceutical Ltd.	575,370

		1,204,763

India — 9.8%

Consumer Staples — 1.7%
34,000	Godrej Consumer Products Ltd.	454,791

Energy — 1.7%
36,500	Reliance Industries Ltd.	479,514

Health Care — 4.3%
75,000	Cipla Ltd.	518,171
69,000	Sun Pharmaceutical Industries Ltd.	653,957

		1,172,128

Information Technology — 2.1%
18,800	Tata Consultancy Services Ltd.	578,956

		2,685,389

Indonesia — 1.2%

Utilities — 1.2%
730,000	Perusahaan Gas Negara PT	328,090

Malaysia — 4.6%

Consumer Staples — 2.1%
700,000	Oldtown Bhd	580,021

Financials — 1.2%
110,000	Malayan Banking Bhd	332,177

Health Care — 1.3%
285,000	IHH Healthcare Bhd *	362,974

		1,275,172

Mexico — 6.0%

Consumer Discretionary — 4.1%
238,000	Alsea SAB de CV *	666,076
240,000	Grupo Famsa SAB de CV, Class A *	471,070

		1,137,146

Financials — 1.9%
280,000	Compartamos SAB de CV	521,557

		1,658,703

Philippines — 1.4%

Utilities — 1.4%
970,000	First Gen Corp.	372,648

Poland — 4.4%

Financials — 2.5%
300,000	Bank Millennium SA *	686,840

Information Technology — 1.9%
110,000	CD Projekt SA *	523,407

		1,210,247

Republic of South Korea — 17.8%

Consumer Discretionary — 5.8%
37,000	Dong Ah Tire & Rubber Co. Ltd.	646,120
6,000	Halla Visteon Climate Control Corp.	227,108
2,000	Hyundai Motor Co.	466,291
11,000	Pyeong Hwa Automotive Co. Ltd.	259,015

		1,598,534

Financials — 5.1%
7,000	Samsung Life Insurance Co. Ltd.	679,466
17,900	Shinhan Financial Group Co. Ltd.	725,757

		1,405,223

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Health Care — 0.7%
5,900	Suheung Capsule Co. Ltd.	$192,633

Information Technology — 6.2%
21,000	Kginicis Co. Ltd.	352,087
1,095	NAVER Corp.	566,530
504	NHN Entertainment Corp. *	55,242
575	Samsung Electronics Co. Ltd.	730,113

		1,703,972

		4,900,362

Taiwan — 9.7%

Consumer Discretionary — 1.9%
61,200	Eclat Textile Co. Ltd.	536,498

Financials — 2.4%
482,687	Fubon Financial Holding Co. Ltd.	666,911

Industrials — 1.3%
330,000	Teco Electric and Machinery Co. Ltd.	348,929

Materials — 4.1%
576,247	Asia Cement Corp.	728,047
425,000	Ton Yi Industrial Corp.	393,386

		1,121,433

		2,673,771

United States — 1.1%

Consumer Staples — 1.1%
9,500	Mondelez International, Inc., Class A	298,490

Total Common Stocks (Cost $22,888,076)		25,546,292

Exchange-Traded Funds — 2.0%
36,000	iShares MSCI Malaysia ETF	541,440

Total Exchange-Traded Funds (Cost $561,602)		541,440

Corporate Bonds — 0.6%

Multi-Nationals — 0.6%
350,000	European Bank for Reconstruction & Development, GMTN, 9.500%, 11/6/13 (b)	157,806

Total Corporate Bonds (Cost $192,763)		157,806

Foreign Government Bonds — 0.5%

Indonesia — 0.5%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (c)	145,873

Total Foreign Government Bonds (Cost $201,536)		145,873

Cash Equivalents — 3.7%
1,004,286	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (d) (e)	1,004,286

Total Cash Equivalents (Cost $1,004,286)		1,004,286

Short-Term Securities Held as Collateral for Securities Lending — 4.5%
1,255,698	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (e)	1,255,698

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,255,698)		1,255,698

Total Investments (Cost $26,103,961) — 104.3%		28,651,395

Liabilities in Excess of Other Assets — (4.3)%		(1,193,820)

Net Assets — 100.0%		$27,457,575

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $1,204,486.
(b)	Foreign-denominated security. Principal amount is reported in Brazilian Real.
(c)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GMTN — Global Medium Term Note

See accompanying notes which are an integral part of these schedules of investments.

Huntington Income Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 98.2%

Consumer Discretionary — 5.9%
127,500	Ford Motor Co.	$2,150,925
71,500	Gannett Co., Inc.	1,915,485
88,900	Shaw Communications, Inc., Class B (a)	2,066,036
66,600	Thomson Reuters Corp. (a)	2,331,666

		8,464,112

Consumer Staples — 7.7%
56,100	Altria Group, Inc.	1,927,035
51,900	ConAgra Foods, Inc.	1,574,646
41,900	General Mills, Inc.	2,007,848
20,300	Kimberly-Clark Corp.	1,912,666
28,000	Kraft Foods Group, Inc.	1,468,320
39,200	Walgreen Co.	2,108,960

		10,999,475

Energy — 17.4%
49,700	BP PLC ADR	2,088,891
18,900	Chevron Corp.	2,296,350
37,100	ConocoPhillips	2,578,821
30,100	Enterprise Products Partners LP	1,837,304
13,300	Exxon Mobil Corp.	1,144,332
17,800	Occidental Petroleum Corp.	1,665,012
138,000	Penn West Petroleum Ltd. (a)	1,535,940
35,000	Plains All American Pipeline LP (a)	1,843,100
31,700	Royal Dutch Shell PLC ADR	2,082,056
57,400	Suncor Energy, Inc.	2,053,772
39,900	Total SA ADR (a)	2,311,008
42,700	TransCanada Corp. (a)	1,876,238
47,600	Valero Energy Corp.	1,625,540

		24,938,364

Financials — 16.6%
33,000	Bank of Montreal (a)	2,205,060
31,600	Bank of Nova Scotia (a)	1,810,996
98,200	Blackstone Group LP (b)	2,444,198
121,300	Fifth Third Bancorp	2,188,252
43,500	JPMorgan Chase & Co.	2,248,515
35,100	Principal Financial Group, Inc.	1,502,982
31,600	Royal Bank of Canada (a)	2,029,036
80,000	SLM Corp.	1,992,000
24,500	Toronto-Dominion Bank (a)	2,204,510
24,500	Travelers Cos., Inc./The	2,076,865
57,500	U.S. Bancorp	2,103,350
24,100	Wells Fargo & Co.	995,812

		23,801,576

Health Care — 8.7%
44,100	AbbVie, Inc.	1,972,593
27,300	Cardinal Health, Inc.	1,423,695
37,800	Eli Lilly & Co.	1,902,474
35,000	GlaxoSmithKline PLC ADR	1,755,950
20,200	Johnson & Johnson	1,751,138
39,900	Merck & Co., Inc.	1,899,639
62,200	Pfizer, Inc.	1,785,762

		12,491,251

Industrials — 11.3%
76,500	CSX Corp.	1,969,110
23,200	Deere & Co.	1,888,248
91,900	General Electric Co.	2,195,491
25,300	Honeywell International, Inc.	2,100,912
1	Koninklijke (Royal) Philips Electronics NV	15
17,500	Lockheed Martin Corp.	2,232,125
110,100	R.R. Donnelley & Sons Co. (a)	1,739,580
19,700	Raytheon Co.	1,518,279
59,600	Waste Management, Inc.	2,457,904

		16,101,664

Information Technology — 10.4%
65,900	CA, Inc.	1,955,253
90,400	Cisco Systems, Inc.	2,117,168
100,000	Corning, Inc.	1,459,000
98,800	Hewlett-Packard Co.	2,072,824
87,600	Intel Corp.	2,007,792
49,800	Paychex, Inc. (a)	2,023,872
37,900	Seagate Technology PLC	1,657,746
40,700	Texas Instruments, Inc.	1,638,989

		14,932,644

Materials — 5.1%
17,400	Air Products & Chemicals, Inc.	1,854,318
46,700	Dow Chemical Co./The	1,793,280
55,000	Freeport-McMoRan Copper & Gold, Inc.	1,819,400
39,900	International Paper Co.	1,787,520

		7,254,518

Real Estate Investment Trusts — 6.7%
42,800	HCP, Inc.	1,752,660
29,500	Health Care REIT, Inc.	1,840,210
80,700	Hospitality Properties Trust	2,283,810
92,600	Kimco Realty Corp.	1,868,668
28,800	Mid-America Apartment Communities, Inc. (a)	1,800,000

		9,545,348

Telecommunication Services — 3.3%
52,000	AT&T, Inc.	1,758,640
32,900	Verizon Communications, Inc.	1,535,114
174,000	Windstream Holdings, Inc. (a)	1,392,000

		4,685,754

Utilities — 5.1%
15,100	Entergy Corp.	954,169
48,900	FirstEnergy Corp.	1,782,405
44,400	PG&E Corp.	1,816,848
30,500	PPL Corp.	926,590
44,500	Southern Co.	1,832,510

		7,312,522

Total Common Stocks (Cost $124,681,481)		140,527,228

Cash Equivalents — 3.1%
4,496,302	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d)	4,496,302

Total Cash Equivalents (Cost $4,496,302)		4,496,302

Short-Term Securities Held as Collateral for Securities Lending — 16.7%
23,920,077	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	23,920,077

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $23,920,077)		23,920,077

Total Investments (Cost $153,097,860) — 118.0%		168,943,607

Liabilities in Excess of Other Assets — (18.0)%		(25,766,670)

Net Assets — 100.0%		$143,176,937

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $23,339,256.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Huntington International Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 97.8%

Australia — 2.0%

Consumer Staples — 0.9%
72,000	Wesfarmers Ltd.	$2,762,592

Financials — 1.1%
280,000	Suncorp Group Ltd.	3,413,965

		6,176,557

Belgium — 2.1%

Consumer Staples — 2.1%
65,000	Anheuser-Busch InBev NV	6,469,665

Canada — 4.3%

Consumer Discretionary — 1.2%
45,000	Dollarama, Inc.	3,656,913

Financials — 2.1%
55,000	Bank of Nova Scotia	3,150,210
50,000	Royal Bank of Canada	3,203,604

		6,353,814

Industrials — 1.0%
30,000	Canadian National Railway Co.	3,039,637

		13,050,364

France — 10.4%

Energy — 1.6%
42,000	Technip SA	4,930,916

Financials — 5.3%
308,900	AXA SA ADR	7,138,679
82,011	BNP Paribas	5,546,906
300,000	Credit Agricole SA *	3,307,812

		15,993,397

Health Care — 1.7%
50,000	Sanofi-Aventis	5,070,680

Industrials — 1.8%
88,000	Safran SA	5,420,467

		31,415,460

Germany — 9.4%

Financials — 1.7%
33,300	Allianz SE	5,234,305

Health Care — 3.2%
39,000	Bayer AG	4,598,228
100,000	Stada Arzneimittel AG	5,070,680

		9,668,908

Industrials — 4.5%
165,000	GEA Group AG	6,775,211
57,000	Siemens AG	6,866,987

		13,642,198

		28,545,411

Hong Kong — 2.0%

Financials — 2.0%
687,000	Wharf (Holdings) Ltd./The	5,952,439

Italy — 1.6%

Energy — 1.6%
210,000	Eni SpA	4,815,015

Japan — 20.4%

Consumer Discretionary — 6.2%
145,000	Avex Group Holdings, Inc.	4,218,718
150,000	Denso Corp.	6,988,810
130,000	Honda Motor Co. Ltd.	4,939,471
20,000	Toyota Motor Corp. ADR (a)	2,560,600

		18,707,599

Consumer Staples — 1.9%
66,644	Unicharm Corp.	3,884,742
32,800	Welcia Holdings Co. Ltd.	1,731,760

		5,616,502

Financials — 3.3%
180,000	Mitsubishi Estate Co. Ltd.	5,302,950
100,000	Sumitomo Mitsui Financial Group, Inc.	4,827,060

		10,130,010

Industrials — 3.8%
400,000	KUBOTA Corp.	5,766,022
98,000	Makita Corp.	5,682,604

		11,448,626

Information Technology — 3.4%
15,680	KEYENCE Corp.	5,941,811
57,000	Murata Manufacturing Co. Ltd.	4,343,133

		10,284,944

Telecommunication Services — 1.8%
80,000	Softbank Corp.	5,525,941

		61,713,622

Netherlands — 1.0%

Materials — 1.0%
40,000	Lyondellbasell Industries N.V.	2,929,200

Norway — 1.4%

Materials — 1.4%
1,000,000	Norsk Hydro ASA (a)	4,145,610

Singapore — 1.9%

Real Estate Investment Trust — 0.0%
53,430	Keppel REIT	52,389

Telecommunication Services — 1.9%
1,883,930	Singapore Telecommunications Ltd.	5,601,750

		5,654,139

Spain — 1.9%

Financials — 1.9%
500,000	Banco Bilbao Vizcaya SA (a)	5,586,743
22,657	Banco Santander SA ADR (a)	185,108

		5,771,851

Sweden — 6.2%

Consumer Discretionary — 2.4%
168,200	Hennes & Mauritz AB	7,304,134

Industrials — 1.8%
349,000	Volvo AB	5,226,477

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Materials — 2.0%
242,000	Svenska Cellulosa AB (SCA)	$6,099,768

		18,630,379

Switzerland — 7.9%

Financials — 3.5%
48,000	ACE Ltd.	4,490,880
200,000	Credit Suisse Group AG	6,107,984

		10,598,864

Health Care — 3.4%
89,000	Novartis AG	6,839,417
13,000	Roche Holding AG	3,505,899

		10,345,316

Materials — 1.0%
36,500	Syngenta AG ADR	2,967,450

		23,911,630

United Kingdom — 18.7%

Consumer Discretionary — 2.9%
400,000	Greene King PLC	5,186,564
45,000	Liberty Global PLC, Class A *	3,570,750

		8,757,314

Consumer Staples — 5.0%
50,000	Diageo PLC ADR	6,354,000
46,000	Reckitt Benckiser Group PLC	3,365,763
134,000	Unilever PLC	5,292,756

		15,012,519

Health Care — 2.1%
58,000	AstraZeneca PLC ADR	3,011,940
70,126	GlaxoSmithKline PLC ADR	3,518,221

		6,530,161

Industrials — 1.8%
48,671,000	Rolls-Royce Holdings PLC, Class C	78,788
300,000	Rolls-Royce Holdings PLC	5,400,243

		5,479,031

Information Technology — 1.0%
3,200,000	Monitise PLC *	2,952,651

Telecommunication Services — 4.1%
1,059,000	BT Group PLC	5,869,714
1,840,000	Vodafone Group PLC	6,433,671

		12,303,385

Utilities — 1.8%
231,100	SSE PLC	5,514,227

		56,549,288

United States — 6.6%

Energy — 3.0%
59,000	Apache Corp.	5,023,260
45,352	Schlumberger Ltd.	4,007,303

		9,030,563

Financials — 1.1%
70,000	Citigroup, Inc.	3,395,700

Information Technology — 2.5%
4,500	Google, Inc., Class A *	3,941,595
5,500	MasterCard, Inc., Class A	3,700,290

		7,641,885

		20,068,148

Total Common Stocks (Cost $237,719,135)		295,798,778

Closed-End Fund — 1.2%
414,002	Japan Smaller Capitalization Fund, Inc.	3,759,138

Total Closed-End Fund (Cost $3,597,816)		3,759,138

Cash Equivalents — 0.7%
2,036,993	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	2,036,993

Total Cash Equivalents (Cost $2,036,993)		2,036,993

Short-Term Securities Held as Collateral for Securities Lending — 3.1%
9,247,972	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	9,247,972

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,247,972)		9,247,972

Total Investments (Cost $252,601,916) — 102.8%		310,842,881

Liabilities in Excess of Other Assets — (2.8)%		(8,343,452)

Net Assets — 100.0%		$302,499,429

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $8,763,911.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Huntington Mid Corp America Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 94.1%

Consumer Discretionary — 9.7%
7,120	Advance Auto Parts, Inc.	$588,682
25,340	Bob Evans Farms, Inc.	1,451,222
22,400	BorgWarner, Inc.	2,271,136
36,500	D.R. Horton, Inc.	709,195
40,260	Iconix Brand Group, Inc. *	1,337,437
25,870	Kohl’s Corp.	1,338,773
7,177	Murphy USA, Inc. *	289,879
43,640	Nordstrom, Inc.	2,452,568
24,650	PetSmart, Inc.	1,879,809
31,050	Ross Stores, Inc.	2,260,440

		14,579,141

Consumer Staples — 3.4%
27,380	Church & Dwight Co., Inc.	1,644,169
25,950	Constellation Brands, Inc., Class A *	1,489,530
45,900	Dr. Pepper Snapple Group, Inc. (a)	2,057,238

		5,190,937

Energy — 6.3%
32,320	Helmerich & Payne, Inc.	2,228,464
28,710	Murphy Oil Corp.	1,731,787
33,840	Noble Energy, Inc.	2,267,618
33,810	Oceaneering International, Inc.	2,746,724
11,250	Unit Corp. *	523,013

		9,497,606

Financials — 15.3%
83,750	Brown & Brown, Inc.	2,688,375
27,390	Community Bank System, Inc. (a)	934,547
27,170	Cullen/Frost Bankers, Inc. (a)	1,916,843
50,670	Discover Financial Services	2,560,862
4,310	Everest Re Group Ltd.	626,717
147,440	First Niagara Financial Group, Inc.	1,528,953
21,800	Invesco Ltd.	695,420
9,800	Jones Lang LaSalle, Inc.	855,540
31,600	Montpelier Re Holdings Ltd.	823,180
45,400	Principal Financial Group, Inc.	1,944,028
33,810	Prosperity Bancshares, Inc.	2,090,810
11,120	T. Rowe Price Group, Inc.	799,862
45,885	Torchmark Corp.	3,319,780
75,243	Unum Group	2,290,397

		23,075,314

Health Care — 12.7%
22,710	Actavis, Inc. (a) *	3,270,240
56,750	AmerisourceBergen Corp.	3,467,425
39,930	Cepheid, Inc. (a) *	1,558,867
14,230	Computer Programs & Systems, Inc.	832,455
41,176	Life Technologies Corp. *	3,081,200
78,210	Mylan, Inc. *	2,985,276
16,000	Quest Diagnostics, Inc.	988,640
54,330	St. Jude Medical, Inc.	2,914,261

		19,098,364

Industrials — 15.0%
10,200	Alliant Techsystems, Inc.	995,112
58,560	Babcock & Wilcox Co./The	1,974,643
16,000	Elbit Systems Ltd.	855,520
9,960	Flowserve Corp.	621,404
64,270	Jacobs Engineering Group, Inc. *	3,739,229
53,400	John Bean Technologies Corp.	1,328,592
59,510	Kennametal, Inc.	2,713,656
17,270	Rockwell Automation, Inc.	1,846,854
64,280	Rollins, Inc.	1,704,063
21,000	Ryder System, Inc.	1,253,700
11,490	Stericycle, Inc. *	1,325,946
54,740	Timken Co.	3,306,296
10,000	UniFirst Corp.	1,044,200

		22,709,215

Information Technology — 16.2%
40,580	Citrix Systems, Inc. *	2,865,354
53,400	CTS Corp.	842,118
32,866	Fidelity National Information Services, Inc.	1,526,297
14,100	Fiserv, Inc. *	1,424,805
10,250	FleetCor Technologies, Inc. *	1,129,140
71,510	FLIR Systems, Inc.	2,245,414
33,000	Harris Corp.	1,956,900
27,560	j2 Global, Inc. (a)	1,364,771
30,800	NCR Corp. *	1,219,988
17,900	NetApp, Inc.	762,898
49,600	NVIDIA Corp.	771,776
25,800	Progress Software Corp. *	667,704
26,800	Seagate Technology PLC	1,172,232
53,600	Synopsys, Inc. *	2,020,720
20,600	Syntel, Inc. *	1,650,060
50,280	Teradata Corp. *	2,787,523

		24,407,700

Materials — 6.8%
33,910	Albemarle Corp.	2,134,295
12,000	Ball Corp.	538,560
54,000	FMC Corp.	3,872,880
65,980	Olin Corp.	1,522,159
29,200	Royal Gold, Inc.	1,420,872
20,000	Sonoco Products Co.	778,800

		10,267,566

Real Estate Investment Trusts — 5.8%
26,810	EPR Properties (a)	1,306,719
22,470	Highwoods Properties, Inc.	793,416
12,200	Home Properties, Inc.	704,550
104,800	Medical Properties Trust, Inc.	1,275,416
13,360	Mid-America Apartment Communities, Inc. (a)	835,000
16,690	PS Business Parks, Inc.	1,245,408
22,800	Rayonier, Inc.	1,268,820
18,260	Sovran Self Storage, Inc.	1,381,917

		8,811,246

Telecommunication Services — 0.4%
18,000	TELUS Corp. (a)	596,160

Utilities — 2.5%
63,980	CMS Energy Corp.	1,683,954
6,980	DTE Energy Co.	460,540
33,700	Portland General Electric Co.	951,351
26,130	Xcel Energy, Inc.	721,449

		3,817,294

Total Common Stocks (Cost $74,760,615)		142,050,543

Cash Equivalents — 6.0%
9,158,924	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	9,158,924

Total Cash Equivalents (Cost $9,158,924)		9,158,924

Short-Term Securities Held as Collateral for Securities Lending — 8.3%
12,478,831	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	12,478,831

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $12,478,831)		12,478,831

Total Investments (Cost $96,398,370) — 108.4%		163,688,298

Liabilities in Excess of Other Assets — (8.4)%		(12,703,893)

Net Assets — 100.0%		$150,984,405

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $12,221,106.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Huntington Real Strategies Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 83.2%

Consumer Staples — 1.6%
19,980	Bunge Ltd.	$1,516,682

Energy — 42.5%
60,500	Canadian Natural Resources Ltd.	1,902,120
91,000	Canadian Oil Sands Ltd.	1,765,400
80,000	Cheniere Energy, Inc. *	2,731,200
101,110	Chesapeake Energy Corp. (a)	2,616,727
98,800	Cosan Ltd.	1,518,556
30,550	Enbridge, Inc.	1,275,157
92,690	EnCana Corp. (a)	1,606,318
45,100	Enterprise Products Partners LP	2,752,904
42,700	Halliburton Co. (b)	2,056,005
28,700	Helmerich & Payne, Inc.	1,978,865
36,636	Kinder Morgan, Inc.	1,303,142
40,600	Magellan Midstream Partners LP (a)	2,291,058
102,280	Natural Resource Partners LP	1,948,434
24,900	Schlumberger Ltd. (b)	2,200,164
64,900	Spectra Energy Corp.	2,221,527
78,046	Statoil ASA ADR (b)	1,770,083
59,300	Suncor Energy, Inc. (b)	2,121,754
43,200	Tenaris SA ADR (a)	2,020,896
28,600	Transocean Ltd.	1,272,700
71,900	Valero Energy Corp.	2,455,385

		39,808,395

Financials — 0.0%
400	MetLife, Inc.	18,780

Industrials — 19.7%
27,600	AGCO Corp. (b)	1,667,592
22,200	Caterpillar, Inc.	1,850,814
54,040	Chicago Bridge & Iron Co. NV	3,662,291
21,970	Deere & Co.	1,788,138
37,790	GATX Corp.	1,795,781
77,710	Harsco Corp.	1,934,979
34,000	Joy Global, Inc.	1,735,360
10,940	Lindsay Corp. (a)	892,923
88,800	Primoris Services Corp.	2,261,736
6,210	Valmont Industries, Inc.	862,631

		18,452,245

Materials — 17.7%
20,970	Agrium, Inc. (a)	1,762,109
46,700	Barrick Gold Corp.	869,554
14,800	BHP Billiton Ltd. ADR (a)	984,200
43,200	Freeport-McMoRan Copper & Gold, Inc.	1,429,056
67,900	Olin Corp.	1,566,453
17,100	Praxair, Inc. (b)	2,055,591
33,450	Rio Tinto PLC ADR (a)	1,631,022
24,100	RTI International Metals, Inc. *	772,164
107,000	Stillwater Mining Co. (a) *	1,178,070
22,000	Syngenta AG ADR	1,788,600
8,200	Terra Nitrogen Co. LP (a)	1,662,140
57,200	Vale SA ADR	892,892

		16,591,851

Real Estate Investment Trusts — 1.7%
76,600	Inland Real Estate Corp.	783,618
67,300	Lexington Realty Trust (a)	755,779

		1,539,397

Total Common Stocks (Cost $72,122,882)		77,927,350

Exchange-Traded Funds — 8.5%
121,030	iShares Silver Trust *	2,528,316
51,950	Market Vectors Junior Gold Miners ETF *	2,116,443
36,300	Market Vectors Oil Services ETF (a)	1,709,004
63,500	PowerShares DB Agriculture Fund *	1,605,915

Total Exchange-Traded Funds (Cost $12,072,475)		7,959,678

Real Estate Investments — 4.9% (c) (d) (e)
	Grocery & Pharmacy DST	999,051
	New York Power DST	984,305
	Scotts Gahanna LLC	1,420,398
	Winston-Salem DST	1,131,906

Total Real Estate Investments (Cost $4,194,000)		4,535,660

Closed-End Fund — 2.6%
167,621	Central Fund of Canada Ltd., Class A (a)	2,464,029

Total Closed-End Fund (Cost $2,248,622)		2,464,029

Options Purchased — 0.1%
200	Anadarko Petroleum Corp., Call @ 100, Expiring January 2014 (f)	57,600

Total Options Purchased (Cost $67,391)		57,600

Cash Equivalents — 1.0%
910,753	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (g) (h)	910,753

Total Cash Equivalents (Cost $910,753)		910,753

Short-Term Securities Held as Collateral for Securities Lending — 17.2%
16,128,760	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (h)	16,128,760

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $16,128,760)		16,128,760

Total Investments (Cost $107,744,883) — 117.5%		109,983,830

Liabilities in Excess of Other Assets — (17.5)%		(16,344,291)

Net Assets — 100.0%		$93,639,539

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $15,711,965.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Illiquid security.
(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(e)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(f)	All or a portion of the security is held as collateral for written put options.
(g)	Investment in affiliate.
(h)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington Rotating Markets Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 96.5%

Consumer Discretionary — 12.8%
2,387	Aaron’s, Inc.	$66,120
1,625	Advance Auto Parts, Inc.	134,355
4,074	American Eagle Outfitters, Inc.	56,995
3,907	Chico’s FAS, Inc.	65,091
2,467	Cinemark Holdings, Inc.	78,303
2,328	Dick’s Sporting Goods, Inc.	124,269
3,239	Foot Locker, Inc.	109,932
3,416	Gentex Corp.	87,415
2,220	Hanesbrands, Inc.	138,328
2,336	Jarden Corp. *	113,062
1,743	John Wiley & Sons, Inc., Class A	83,124
1,586	Lamar Advertising Co., Class A *	74,590
3,289	Life Time Fitness, Inc. *	169,285
5,633	LKQ Corp. *	179,467
1,243	Mohawk Industries, Inc. *	161,901
97	NVR, Inc. *	89,161
655	Panera Bread Co., Class A *	103,837
1,406	Polaris Industries, Inc.	181,627
1,636	PVH Corp.	194,177
331	Sears Canada, Inc. *	4,049
5,220	Service Corp. International	97,196
1,973	Signet Jewelers Ltd.	141,365
2,196	Sotheby’s	107,889
2,937	Toll Brothers, Inc. *	95,247
2,718	Tractor Supply Co.	182,568
1,355	Tupperware Brands Corp.	117,031
1,895	Under Armour, Inc., Class A (a) *	150,558
2,385	Williams-Sonoma, Inc.	134,037

		3,240,979

Consumer Staples — 3.0%
2,235	Church & Dwight Co., Inc.	134,212
1,646	Energizer Holdings, Inc.	150,033
3,886	Green Mountain Coffee Roasters, Inc. (a) *	292,732
2,660	Hillshire Brands Co.	81,768
1,585	Ingredion, Inc.	104,879

		763,624

Energy — 6.1%
1,866	Cimarex Energy Co.	179,882
1,679	Dresser-Rand Group, Inc. *	104,770
1,178	Dril-Quip, Inc. *	135,176
2,050	Energen Corp.	156,599
3,738	HollyFrontier Corp.	157,407
2,207	Oceaneering International, Inc.	179,297
1,539	Oil States International, Inc. *	159,225
3,795	Patterson-UTI Energy, Inc.	81,137
1,446	Rosetta Resources, Inc. *	78,749
1,543	SM Energy Co.	119,104
3,881	Superior Energy Services, Inc. *	97,180
2,172	World Fuel Services Corp.	81,037

		1,529,563

Financials — 11.7%
1,177	Affiliated Managers Group, Inc. *	214,967
308	Alleghany Corp. *	126,172
1,828	Arthur J Gallagher & Co.	79,792
2,399	Brown & Brown, Inc.	77,008
2,030	CBOE Holdings, Inc.	91,817
1,519	City National Corp.	101,257
2,006	Commerce Bancshares, Inc.	87,883
2,415	Eaton Vance Corp.	93,774
1,051	Everest Re Group Ltd.	152,826
2,565	Federated Investors, Inc., Class B (a)	69,665
4,099	Fidelity National Financial, Inc., Class A	109,033
9,667	First Niagara Financial Group, Inc.	100,247
7,059	Fulton Financial Corp.	82,449
2,542	Hancock Holding Co.	79,768
1,934	HCC Insurance Holdings, Inc.	84,748
948	Jones Lang LaSalle, Inc.	82,760
3,149	Kemper Corp.	105,806
3,277	MSCI, Inc., Class A *	131,932
5,510	Old Republic International Corp.	84,854
9,007	Protective Life Corp.	383,248
2,158	Raymond James Financial, Inc.	89,924
1,703	Reinsurance Group of America, Inc.	114,084
2,771	SEI Investments Co.	85,652
4,539	TCF Financial Corp. (a)	64,817
6,894	Valley National Bancorp (a)	68,595
1,939	Waddell & Reed Financial, Inc., Class A	99,820
1,967	WR Berkley Corp.	84,306

		2,947,204

Health Care — 10.4%
1,786	Community Health Systems, Inc. *	74,119
1,035	Cooper Cos., Inc./The	134,229
1,263	Covance, Inc. *	109,199
3,205	Endo Pharmaceuticals Holdings, Inc.*	145,635
6,164	Health Management Associates, Inc.*	78,899
1,742	Henry Schein, Inc. *	180,645
2,140	Hill-Rom Holdings, Inc.	76,676
2,171	HMS Holdings Corp. *	46,698
6,238	Hologic, Inc. *	128,815
1,188	IDEXX Laboratories, Inc. (a) *	118,384
940	Mednax, Inc. *	94,376
624	Mettler-Toledo International, Inc. *	149,816
1,940	Omnicare, Inc.	107,670
1,386	Regeneron Pharmaceuticals, Inc. *	433,638
2,773	ResMed, Inc. (a)	146,470
1,145	Techne Corp.	91,669
1,442	Universal Health Services, Inc., Class B	108,136
4,169	Vertex Pharmaceuticals, Inc. *	316,094
1,333	WellCare Health Plans, Inc. *	92,963

		2,634,131

Industrials — 18.3%
2,817	AECOM Technology Corp. *	88,088
2,453	AGCO Corp.	148,210
1,566	Alaska Air Group, Inc.	98,063
4,332	AMETEK, Inc.	199,359
2,474	BE Aerospace, Inc. *	182,631
1,313	Carlisle Cos., Inc.	92,291
197	Chicago Bridge & Iron Co. NV	13,351
1,501	Clean Harbors, Inc. *	88,049
2,082	Copart, Inc. *	66,187
2,583	Corrections Corp. of America	89,243
1,354	Crane Co.	83,501
2,868	Donaldson Co., Inc.	109,357
1,154	Esterline Technologies Corp. *	92,193
3,123	Fortune Brands Home & Security, Inc.	130,010
1,817	GATX Corp.	86,344
1,972	General Cable Corp.	62,611
1,045	Genesee & Wyoming, Inc., Class A *	97,154
1,552	Graco, Inc.	114,941
1,063	Hubbell, Inc., Class B	111,339
1,810	IDEX Corp.	118,103
1,874	JB Hunt Transport Services, Inc.	136,671
2,163	Kansas City Southern	236,546
3,247	KBR, Inc.	105,982
1,956	Kennametal, Inc.	89,194
1,374	Kirby Corp. *	118,920
1,133	Lennox International, Inc.	85,270
1,605	Lincoln Electric Holdings, Inc.	106,925
1,758	Manpower, Inc.	127,877
1,112	MSC Industrial Direct Co., Inc., Class A	90,461
1,230	Nordson Corp.	90,565

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
2,104	Oshkosh Corp. *	$103,054
899	Regal-Beloit Corp.	61,069
1,555	SPX Corp.	131,615
2,316	Terex Corp. *	77,818
1,728	Timken Co.	104,371
1,799	Towers Watson & Co., Class A	192,421
2,149	Trinity Industries, Inc.	97,457
1,259	Triumph Group, Inc.	88,407
2,090	United Rentals, Inc. *	121,826
1,689	URS Corp.	90,784
528	Valmont Industries, Inc.	73,344
2,158	Wabtec Corp.	135,673
2,123	Woodward, Inc.	86,682

		4,623,957

Information Technology — 14.0%
1,040	Alliance Data Systems Corp. *	219,929
1,784	ANSYS, Inc. *	154,352
3,329	Arrow Electronics, Inc. *	161,556
10,517	Atmel Corp. *	78,246
3,515	Avnet, Inc.	146,611
5,992	Cadence Design Systems, Inc. *	80,892
5,972	Compuware Corp.	66,886
1,167	Concur Technologies, Inc. (a) *	128,954
2,597	Cree, Inc. *	156,313
915	Equinix, Inc. *	168,040
1,105	Factset Research Systems, Inc. (a)	120,556
1,882	Gartner, Inc. *	112,920
2,043	Global Payments, Inc.	104,356
2,447	Informatica Corp. *	95,360
6,141	Ingram Micro, Inc., Class A *	141,550
1,536	Jack Henry & Associates, Inc.	79,273
2,389	MICROS Systems, Inc. (a) *	119,307
3,360	National Instruments Corp.	103,925
3,431	NCR Corp. *	135,902
3,279	PTC, Inc. *	93,222
2,042	Rackspace Hosting, Inc. *	107,736
3,725	Riverbed Technology, Inc. *	54,348
2,679	Semtech Corp. *	80,343
4,274	Skyworks Solutions, Inc. *	106,166
1,277	SolarWinds, Inc. *	44,772
1,456	Solera Holdings, Inc.	76,979
3,667	Synopsys, Inc. *	138,246
1,619	Tech Data Corp. *	80,804
3,812	TIBCO Software, Inc. *	97,549
4,902	Trimble Navigation Ltd. *	145,638
2,517	VeriFone Systems, Inc. *	57,539
1,631	Zebra Technologies Corp., Class A *	74,259

		3,532,529

Materials — 7.2%
1,876	Albemarle Corp.	118,075
1,852	AptarGroup, Inc.	111,361
1,957	Ashland, Inc.	180,983
1,836	Carpenter Technology Corp.	106,690
3,875	Commercial Metals Co.	65,681
1,096	Cytec Industries, Inc.	89,171
1,099	Domtar Corp.	87,283
21	Freeport-McMoRan Copper & Gold, Inc.	695
1,071	Martin Marietta Materials, Inc.	105,140
265	NewMarket Corp.	76,296
1,788	Packaging Corp. of America	102,077
1,495	Reliance Steel & Aluminum Co.	109,539
1,387	Rock-Tenn Co., Class A	140,461
1,267	Royal Gold, Inc.	61,652
2,461	RPM International, Inc.	89,088
2,061	Sensient Technologies Corp.	98,701
2,236	Sonoco Products Co.	87,070
5,430	Steel Dynamics, Inc.	90,735
1,708	Valspar Corp.	108,338

		1,829,036

Real Estate Investment Trusts — 8.1%
1,404	Alexandria Real Estate Equities, Inc.	89,645
2,497	American Campus Communities, Inc.	85,273
12,981	BioMed Realty Trust, Inc.	241,317
1,351	Camden Property Trust	83,005
7,652	Duke Realty Corp.	118,147
684	Essex Property Trust, Inc.	101,027
2,010	Extra Space Storage, Inc.	91,958
1,500	Federal Realty Investment Trust	152,175
1,040	Home Properties, Inc.	60,060
2,648	Hospitality Properties Trust	74,938
2,208	Liberty Property Trust	78,605
1,974	Macerich Co./The	111,413
2,577	Rayonier, Inc.	143,410
3,707	Realty Income Corp. (a)	147,353
1,853	Regency Centers Corp.	89,593
3,289	Senior Housing Properties Trust	76,765
1,225	Taubman Centers, Inc.	82,455
6,597	UDR, Inc.	156,349
2,346	Weingarten Realty Investors	68,808

		2,052,296

Telecommunication Services — 0.7%
2,977	Telephone & Data Systems, Inc.	87,970
3,369	TW Telecom, Inc. *	100,615

		188,585

Utilities — 4.2%
3,175	Aqua America, Inc.	78,518
1,843	Atmos Energy Corp.	78,493
1,502	Black Hills Corp.	74,890
1,376	IDACORP, Inc.	66,598
1,904	National Fuel Gas Co.	130,919
5,072	NV Energy, Inc.	119,750
3,890	OGE Energy Corp.	140,390
3,934	Questar Corp.	88,476
2,264	UGI Corp.	88,590
3,357	Vectren Corp.	111,956
2,947	Westar Energy, Inc.	90,326

		1,068,906

Total Common Stocks (Cost $21,425,525)		24,410,810

Exchange-Traded Funds — 1.6%
1,834	SPDR S&P MidCap 400 ETF Trust (a)	415,089

Total Exchange-Traded Funds (Cost $364,338)		415,089

Cash Equivalents — 1.2%
292,864	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	292,864

Total Cash Equivalents (Cost $292,864)		292,864

Short-Term Securities Held as Collateral for Securities Lending — 6.1%
1,532,795	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	1,532,795

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,532,795)		1,532,795

Total Investments (Cost $23,615,522) — 105.4%		26,651,558

Liabilities in Excess of Other Assets — (5.4)%		(1,362,243)

Net Assets — 100.0%		$25,289,315

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $1,500,634.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Huntington Situs Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 99.1%

Bermuda — 2.1%

Financials — 2.1%
110,000	Arch Capital Group Ltd. *	$5,954,300

Brazil — 0.6%

Consumer Staples — 0.6%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	1,757,964

Canada — 0.0%

Energy — 0.0%
35,000	Denison Mines Corp. (a) *	37,800

Chile — 0.3%

Materials — 0.3%
24,000	Sociedad Quimica y Minera de Chile SA ADR (a)	733,200

Denmark — 0.7%

Health Care — 0.7%
52,500	Novozymes A/S, Class B	2,008,287

Germany — 0.6%

Health Care — 0.6%
35,500	Stada Arzneimittel AG	1,800,091

Hong Kong — 0.4%

Consumer Discretionary — 0.4%
162,500	Television Broadcasts Ltd.	1,024,545

Japan — 0.9%

Consumer Discretionary — 0.1%
11,400	Honda Motor Co. Ltd. ADR	434,796

Consumer Staples — 0.2%
38,300	Shiseido Co. Ltd.	687,296

Financials — 0.2%
70	Japan Prime Realty Investment Corp.	245,677
20	Japan Real Estate Investment Corp.	233,571

		479,248

Health Care — 0.4%
20,600	Terumo Corp.	1,054,100

		2,655,440

Sweden — 0.3%

Consumer Discretionary — 0.3%
116,800	Haldex AB	894,110

Switzerland — 0.8%

Consumer Discretionary — 0.8%
50,000	Garmin Ltd. (a)	2,259,500

United Kingdom — 0.9%

Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC	1,170,700

Industrials — 0.5%
116,800	Concentric AB	1,303,910

		2,474,610

United States — 91.5%

Consumer Discretionary — 11.1%
191,100	Cabela’s, Inc., Class A (b) *	12,045,033
13,500	Columbia Sportswear Co.	813,105
40,000	Papa John’s International, Inc.	2,795,200
40,000	PetMed Express, Inc.	651,600
23,850	Rent-A-Center, Inc.	908,685
50,000	Sonic Corp. *	887,500
54,000	Sturm Ruger & Co., Inc. (b)	3,382,020
1,200	Tempur Sealy International, Inc. *	52,752
100,000	Tractor Supply Co.	6,717,000
100,000	Urban Outfitters, Inc. *	3,677,000

		31,929,895

Consumer Staples — 2.2%
22,000	Darling International, Inc. *	465,520
90,000	Fresh Del Monte Produce, Inc.	2,671,200
50,000	Sanderson Farms, Inc.	3,262,000

		6,398,720

Energy — 4.6%
10,000	Atwood Oceanics, Inc. *	550,400
60,000	CARBO Ceramics, Inc. (a)	5,946,600
100,000	Denbury Resources, Inc. *	1,841,000
13,000	Dril-Quip, Inc. *	1,491,750
211,708	Halcon Resources Corp. (a) *	937,866
30,000	Matrix Service Co. *	588,600
15,000	Oceaneering International, Inc.	1,218,600
7,000	SM Energy Co.	540,330
6,000	Swift Energy Co. (a) *	68,520

		13,183,666

Financials — 9.0%
5,000	Bank of the Ozarks, Inc.	239,950
89,300	Cullen/Frost Bankers, Inc. (a)	6,300,115
120,000	Evercore Partners, Inc.	5,907,600
75,383	First Financial Holdings, Inc.	4,158,126
5,000	FNB Corp. (a)	60,650
130,000	International Bancshares Corp.	2,811,900
100,000	Janus Capital Group, Inc. (a)	851,000
110,000	Raymond James Financial, Inc.	4,583,700
10,000	Umpqua Holdings Corp. (a)	162,200
13,800	WSFS Financial Corp.	831,450

		25,906,691

Health Care — 8.6%
56,000	Abaxis, Inc. *	2,357,600
55,000	AmSurg Corp. *	2,183,500
65,000	Arena Pharmaceuticals, Inc. (a) *	342,550
15,000	Bio-Rad Laboratories, Inc., Class A *	1,763,400
137,000	Cerner Corp. *	7,199,350
68,000	Edwards LifeSciences Corp. *	4,734,840
10,000	Healthways, Inc. *	185,100
15,000	Luminex Corp. *	300,000
40,000	Merit Medical Systems, Inc. *	485,200
150,000	Myriad Genetics, Inc. *	3,525,000
5,000	Neogen Corp. *	303,600
75,000	Osiris Therapeutics, Inc. (a) *	1,248,000

		24,628,140

Industrials — 19.1%
5,000	Allegiant Travel Co. *	526,800
60,000	BE Aerospace, Inc. *	4,429,200
10,000	Comfort Systems USA, Inc.	168,100
88,000	EnPro Industries, Inc. *	5,298,480
147,000	Flowserve Corp. (b)	9,171,330
100,000	Harsco Corp.	2,490,000

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
15,000	Insperity, Inc.	$564,000
73,000	Lindsay Corp. (a)	5,958,260
10,000	Mine Safety Appliances Co.	516,100
10,000	Old Dominion Freight Line, Inc. *	459,900
130,000	Quanta Services, Inc. *	3,576,300
40,000	Ryder System, Inc.	2,388,000
150,000	Taser International, Inc. *	2,236,500
190,000	Trinity Industries, Inc. (b)	8,616,500
70,000	Universal Forest Products, Inc.	2,947,000
90,000	Watts Water Technologies, Inc., Class A	5,073,300
12,750	Werner Enterprises, Inc.	297,458

		54,717,228

Information Technology — 23.3%
50,000	3D Systems Corp. (a) *	2,699,500
76,900	ACI Worldwide, Inc. *	4,157,214
65,000	Anixter International, Inc. (b) *	5,697,900
100,000	Cardtronics, Inc. *	3,710,000
100,000	Diodes, Inc. *	2,450,000
70,000	Exlservice Holdings, Inc. *	1,993,600
255,000	Geospace Technologies Corp. (b) *	21,496,500
215,000	Jabil Circuit, Inc.	4,661,200
80,600	Methode Electronics, Inc.	2,256,800
105,000	Red Hat, Inc. (b) *	4,844,700
45,000	ScanSource, Inc. *	1,557,000
245,000	Trimble Navigation Ltd. (b) *	7,278,950
45,000	Tyler Technologies, Inc. *	3,936,150

		66,739,514

Materials — 10.1%
25,000	Albemarle Corp.	1,573,500
60,000	Eagle Materials, Inc.	4,353,000
29,200	Eastman Chemical Co.	2,274,680
65,000	Quaker Chemical Corp.	4,748,250
40,000	Scotts Miracle-Gro Co., Class A (a)	2,201,200
40,000	Sensient Technologies Corp.	1,915,600
17,000	Terra Nitrogen Co. LP (a)	3,445,900
80,000	Texas Industries, Inc. (b) *	5,304,800
54,000	United States Lime & Minerals, Inc. *	3,164,400

		28,981,330

Real Estate Investment Trusts — 1.9%
31,500	Camden Property Trust	1,935,360
90,000	Equity One, Inc. (a)	1,967,400
50,000	Weingarten Realty Investors (a)	1,466,500

		5,369,260

Telecommunication Services — 0.1%
39,000	General Communication, Inc., Class A *	371,280

Utilities — 1.5%
15,000	AGL Resources, Inc.	690,450
39,900	Hawaiian Electric Industries, Inc. (a)	1,001,490
13,100	Northwest Natural Gas Co.	549,938
60,000	Portland General Electric Co.	1,693,800
5,500	UGI Corp.	215,215

		4,150,893

		262,376,617

Total Common Stocks (Cost $165,896,621)		283,976,464

Exchange-Traded Funds — 0.4%
30,000	iShares China Large-Cap ETF	1,112,400

Total Exchange-Traded Funds (Cost $812,491)		1,112,400

Cash Equivalents — 1.2%
3,561,278	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d) (e)	3,561,278

Total Cash Equivalents (Cost $3,561,278)		3,561,278

Short-Term Securities Held as Collateral for Securities Lending — 14.0%
40,256,534	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (e)	40,256,534

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $40,256,534)		40,256,534

Total Investments (Cost $210,526,924) — 114.7%		328,906,676

Liabilities in Excess of Other Assets — (14.7)%		(42,192,744)

Net Assets — 100.0%		$286,713,932

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $39,286,999.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	All or a portion of the security is held as collateral for written put options.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount		Value
Corporate Bonds — 75.4%

Consumer Discretionary — 5.8%
$ 5,000,000	AutoZone, Inc., 5.750%, 1/15/15	$5,311,000
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,321,976
2,000,000	Mattel, Inc., 6.200%, 10/1/40	2,219,282
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,163,568
1,500,000	Walt Disney Co./The, Series B, MTN, 6.200%, 6/20/14	1,562,579

		15,578,405

Consumer Staples — 2.7%
4,040,000	Hershey Co./The, 7.200%, 8/15/27	5,270,212
2,000,000	Kroger Co./The, 7.500%, 1/15/14	2,039,186

		7,309,398

Energy — 7.0%
5,000,000	Enterprise Products Operating LLC, Series L, 6.300%, 9/15/17	5,783,825
2,005,000	EQT Corp., 8.125%, 6/1/19	2,432,612
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,396,390
2,000,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	2,387,246
2,335,000	Marathon Oil Corp., 6.000%, 10/1/17	2,683,172
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,155,697
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,156,496

		18,995,438

Financials — 22.0%
2,700,000	American Express Co., 4.050%, 12/3/42	2,337,371
5,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17	5,157,465
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a)	2,138,536
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,511,833
5,000,000	Canadian Imperial Bank of Commerce, 2.600%, 7/2/15 (a)	5,182,000
3,000,000	CME Group, Inc., 3.000%, 9/15/22	2,848,413
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,165,027
3,700,000	General Electric Capital Corp., Series A, GMTN, 6.900%, 9/15/15	4,107,178
1,000,000	Goldman Sachs Group, Inc./The, 5.250%, 10/15/13	1,001,478
3,000,000	JPMorgan Chase & Co., MTN, 3.750%, 2/25/21 (b)	3,060,000
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,015,628
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,167,620
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,006,797
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,002,135
2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (b)	1,930,000
3,400,000	National City Bank, 5.250%, 12/15/16	3,776,101
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,301,868
5,000,000	Royal Bank of Canada, 3.125%, 4/14/15 (a)	5,200,000
3,000,000	Toronto-Dominion Bank, 2.200%, 7/29/15 (a)	3,090,300
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,804,033

		59,803,783

Health Care — 9.8%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,327,096
2,054,000	Celgene Corp., 2.450%, 10/15/15	2,114,862
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,032,412
2,000,000	Gilead Sciences, Inc., 4.500%, 4/1/21	2,154,450
3,000,000	Johnson & Johnson, 5.950%, 8/15/37	3,646,311
3,705,000	Laboratory Corp. of America Holdings, 4.625%, 11/15/20	3,885,122
2,146,000	Merck & Co., Inc., 5.850%, 6/30/39	2,547,411
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,068,250
2,000,000	Pfizer, Inc., 7.200%, 3/15/39	2,711,124
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,127,570

		26,614,608

Industrials — 3.1%
1,368,000	CSX Transportation, Inc., 9.750%, 6/15/20	1,848,509
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,865,776
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,253,788
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,385,926

		8,353,999

Information Technology — 7.0%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,111,412
4,000,000	eBay, Inc., 4.000%, 7/15/42	3,381,040
2,000,000	Intel Corp., 4.000%, 12/15/32	1,837,912
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,810,831
2,546,000	Microsoft Corp., 3.500%, 11/15/42	2,059,806
3,000,000	Oracle Corp., 6.125%, 7/8/39	3,572,907
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,199,326

		18,973,234

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount/ Shares		Value
Materials — 4.2%
$ 5,000,000	Albemarle Corp., 5.100%, 2/1/15	$5,264,560
3,000,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	2,759,097
3,300,000	Potash Corporation of Saskatchewan, Inc., 5.250%, 5/15/14	3,390,268

		11,413,925

Real Estate Investment Trusts — 3.8%
2,640,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,795,718
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,026,444
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/21	2,061,138
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	2,075,220
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,282,056

		10,240,576

Telecommunication Services — 2.3%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,281,846
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,016,132
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,018,886

		6,316,864

Utilities — 7.7%
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,113,960
3,000,000	Dominion Resources, Inc., Series 07-A, 6.000%, 11/30/17	3,462,216
4,000,000	Duke Energy Corp., 6.300%, 2/1/14	4,074,084
3,000,000	Georgia Power Co., Series 10-C, 4.750%, 9/1/40	2,923,401
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,862,602
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,352,961
4,000,000	Questar Corp., 2.750%, 2/1/16	4,149,940

		20,939,164

Total Corporate Bonds (Cost $200,537,523)		204,539,394

U.S. Treasury Obligations — 14.3%

U.S. Treasury Bonds — 10.2%
2,000,000	8.750%, 8/15/20	2,887,500
6,000,000	7.125%, 2/15/23	8,350,782
3,000,000	7.625%, 2/15/25	4,430,625
4,000,000	6.750%, 8/15/26	5,638,752
5,000,000	2.125%, 2/15/41	6,312,187

		27,619,846

U.S. Treasury Notes — 4.1%
1,000,000	1.000%, 3/31/17	1,004,609
4,000,000	3.000%, 5/15/42	3,505,000
7,500,000	3.125%, 2/15/43	6,719,535

		11,229,144

Total U.S. Treasury Obligations (Cost $36,939,918)		38,848,990

U.S. Government Agencies — 7.4%

Federal Farm Credit Bank — 0.8%
2,000,000	4.710%, 3/6/15	2,126,866

Federal Home Loan Bank — 3.9%
4,750,000	4.750%, 9/11/15	5,146,516
5,000,000	3.500%, 12/9/16	5,388,665

		10,535,181

Federal Home Loan Mortgage Corporation — 1.5%
4,000,000	0.500%, 10/9/15	4,000,300

Federal National Mortgage Association — 1.2%
3,000,000	4.065%, 2/15/18	3,336,060

Total U.S. Government Agencies (Cost $18,960,923)		19,998,407

U.S. Government Mortgage Backed Agencies — 0.9%

Federal Home Loan Mortgage Corporation — 0.3%
310,350	Pool # J05518, 5.500%, 9/1/22	327,202
420,136	Pool # J08160, 5.000%, 12/1/22	452,970

		780,172

Federal National Mortgage Association — 0.0%
13,821	Pool # 599630, 6.500%, 8/1/16	13,857
69,810	Pool # 254403, 6.000%, 8/1/17	74,078

		87,935

Government National Mortgage Association — 0.6%
830,032	Pool # 683937, 6.000%, 2/15/23	914,106
559,587	Pool # 689593, 6.000%, 7/15/23	615,505
63,357	Pool # 345128, 6.500%, 1/15/24	71,070
23,898	Pool # 372962, 7.000%, 3/15/24	23,984
12,774	Pool # 373015, 8.000%, 6/15/24	12,984

		1,637,649

Total U.S. Government Mortgage Backed Agencies (Cost $2,347,402)		2,505,756

Preferred Stocks — 0.3%

Utilities — 0.3%
30,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	774,900

Total Preferred Stocks(Cost $853,672)		774,900

Cash Equivalents — 1.1%
2,992,993	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d)	2,992,993

Total Cash Equivalents (Cost $2,992,993)		2,992,993

Total Investments (Cost $262,632,431) — 99.4%		269,660,440

Other Assets in Excess of Liabilities — 0.6%		1,713,237

Net Assets — 100.0%		$271,373,677

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid in accordance with procedures approved by the Board of Trustees.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.

GMTN — Global Medium Term Note

MTN — Medium Term Note

See accompanying notes which are an integral part of these schedules of investments.

Huntington Intermediate Government Income Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount		Value
U.S. Government Agencies — 45.7%

Federal Farm Credit Bank — 16.6%
$ 1,000,000	4.500%, 12/15/15	$1,088,078
2,000,000	4.875%, 12/16/15	2,192,786
1,000,000	3.750%, 1/29/16	1,074,580
1,000,000	5.270%, 9/1/16	1,131,246
2,000,000	5.050%, 3/8/17	2,267,342
1,000,000	5.550%, 8/1/17	1,163,243
1,500,000	3.150%, 1/12/18	1,607,310
1,000,000	4.250%, 4/16/18	1,122,940
2,000,000	5.050%, 8/1/18	2,328,042
2,000,000	2.800%, 10/28/20	2,027,056
1,000,000	5.375%, 11/10/20	1,174,884

		17,177,507

Federal Home Loan Bank — 26.1%
830,000	4.750%, 12/12/14	874,085
2,500,000	2.875%, 6/12/15	2,606,318
2,000,000	4.750%, 9/11/15	2,166,954
2,000,000	1.900%, 12/29/15	2,060,896
1,000,000	4.875%, 3/11/16	1,103,547
2,000,000	1.000%, 6/21/17	2,000,596
2,000,000	3.125%, 12/8/17	2,144,684
1,500,000	4.250%, 3/9/18	1,678,788
3,000,000	4.125%, 12/13/19	3,346,083
1,000,000	4.125%, 3/13/20	1,108,291
2,000,000	3.000%, 3/18/20	2,086,792
3,500,000	3.375%, 6/12/20	3,721,525
1,000,000	3.625%, 6/11/21	1,066,866
1,000,000	2.125%, 6/10/22	935,207

		26,900,632

Federal Home Loan Mortgage Corporation — 1.0%
1,000,000	1.000%, 2/27/17	997,088

Federal National Mortgage Association — 2.0%
2,000,000	1.375%, 11/15/16	2,033,316

Total U.S. Government Agencies (Cost $44,310,416)		47,108,543

U.S. Government Mortgage Backed Agencies — 29.3%

Federal Home Loan Mortgage Corporation — 9.6%
64,881	Pool # E01184, 6.000%, 8/1/17	69,174
209,224	Pool # B10827, 4.500%, 11/1/18	221,145
414,066	Pool # J02717, 5.500%, 11/1/20	443,478
193,675	Pool # C90699, 5.000%, 8/1/23	208,580
150,148	Pool # C91167, 5.000%, 4/1/28	161,908
870,730	Pool # C91451, 3.000%, 5/1/32	871,352
5,814,477	Pool # C91606, 3.000%, 3/1/33	5,818,644
95,617	Pool # G08005, 5.500%, 8/1/34	103,985
127,796	Pool # 1G0865, 2.465%, 7/1/35 (a)	134,721
449,612	Pool # 972190, 2.775%, 11/1/35 (a)	476,258
172,800	Pool # G03609, 5.500%, 10/1/37	186,865
1,241,148	Pool # G06784, 3.500%, 10/1/41	1,260,636

		9,956,746

Federal National Mortgage Association — 14.1%
46,844	Pool # 647408, 5.000%, 10/1/17	49,745
284,036	Pool # 357805, 5.000%, 6/1/20	302,144
301,383	Pool # 889799, 5.500%, 2/1/23	326,167
104,588	Pool # 254911, 5.000%, 10/1/23	113,313
246,150	Pool # 255360, 5.000%, 8/1/24	267,568
255,688	Pool # 255767, 5.500%, 6/1/25	280,683
294,644	Pool # 255984, 4.500%, 11/1/25	320,344
279,261	Pool # 256116, 6.000%, 2/1/26	306,084
219,818	Pool # 256213, 6.000%, 4/1/26	241,074
189,564	Pool # 257536, 5.000%, 1/1/29	205,793
343,008	Pool # MA0115, 4.500%, 7/1/29	368,549
393,955	Pool # MA0563, 4.000%, 11/1/30	419,972
859,106	Pool # MA0667, 4.000%, 3/1/31	916,199
1,415,855	Pool # MA0706, 4.500%, 4/1/31	1,529,036
525,254	Pool # MA0804, 4.000%, 7/1/31	560,034
157,192	Pool # 254594, 5.500%, 1/1/33	171,697
1,893,388	Pool # MA1314, 2.500%, 1/1/33	1,830,468
2,879,520	Pool # MA1338, 3.000%, 2/1/33	2,881,582
263,260	Pool # 783793, 6.000%, 7/1/34	291,840
205,989	Pool # 807963, 5.000%, 1/1/35	223,455
211,124	Pool # 806715, 5.500%, 1/1/35	230,138
282,928	Pool # 735224, 5.500%, 2/1/35	309,138
254,721	Pool # 868935, 5.500%, 5/1/36	277,599
92,491	Pool # 907484, 6.000%, 1/1/37	101,201
594,351	Pool # AD7906, 5.000%, 7/1/40	647,868
581,558	Pool # AH6655, 4.000%, 2/1/41	610,513
765,845	Pool # MA1044, 3.000%, 4/1/42	748,829

		14,531,033

Government National Mortgage Association — 5.6%
349,581	Pool # 683552, 5.500%, 2/15/23	371,998
562,381	Pool # 666057, 5.000%, 3/15/23	597,827
1,541,627	Pool # 741854, 4.000%, 5/15/25	1,638,774
106,787	Pool # 2699, 6.000%, 1/20/29	121,441
100,503	Pool # 576456, 6.000%, 3/15/32	112,452
895,032	Pool # 4113, 5.000%, 4/20/38	976,167
287,830	Pool # 676974, 5.500%, 5/15/38	315,298
580,337	Pool # 733602, 5.000%, 4/15/40	653,353
884,935	Pool # 4978, 4.500%, 3/20/41	956,514

		5,743,824

Total U.S. Government Mortgage Backed Agencies (Cost $29,961,506)		30,231,603

U.S. Treasury Obligations — 21.8%

U.S. Treasury Note — 21.8%
3,000,000	1.375%, 11/30/18	2,990,625
2,000,000	1.250%, 1/31/19	1,974,688
2,000,000	1.625%, 11/15/22	1,851,718
2,000,000	4.250%, 11/15/14	2,091,796
3,000,000	2.125%, 11/30/14	3,068,673
2,000,000	4.500%, 2/15/16	2,192,344
2,000,000	5.125%, 5/15/16	2,241,250
2,000,000	1.000%, 8/31/16	2,021,250
2,000,000	2.625%, 11/15/20	2,080,000
2,000,000	2.125%, 8/15/21	1,983,750

Total U.S. Treasury Obligations (Cost $21,933,090)		22,496,094

Collateralized Mortgage Obligations — 1.3%

Federal Home Loan Bank — 1.0%
1,000,000	Series Z2-2013, 4.375%, 2/13/15	1,052,614

Federal Home Loan Mortgage Corporation — 0.1%
94,167	Series 2555, 4.250%, 1/15/18	98,020
24,325	Series 2976, 4.500%, 1/15/33	24,557

		122,577

Federal National Mortgage Association — 0.1%
48,846	Series 2003-16, 4.000%, 2/25/33	51,137
Government National Mortgage Association — 0.1%
149,886	Series 2003-100, 5.500%, 1/20/23	150,674

Total Collateralized Mortgage Obligations (Cost $1,316,709)		1,377,002

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Cash Equivalents — 1.5%
1,545,997	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	$1,545,997

Total Cash Equivalents (Cost $1,545,997)		1,545,997

Total Investments (Cost $99,067,718) — 99.6%		102,759,239

Other Assets in Excess of Liabilities — 0.4%		385,791

Net Assets — 100.0%		$103,145,030

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.

See accompanying notes which are an integral part of these schedules of investments.

Huntington Mortgage Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount/ Shares		Value
U.S. Government Mortgage Backed Agencies — 87.2%

Federal Home Loan Mortgage Corporation — 22.0%
$ 83,774	Pool # J03237, 5.500%, 8/1/16	$88,374
209,224	Pool # B10827, 4.500%, 11/1/18	221,537
194,320	Pool # J10396, 4.000%, 7/1/19	207,401
102,206	Pool # G12297, 6.000%, 7/1/21	112,171
614,876	Pool # J18448, 3.000%, 4/1/22	642,963
304,308	Pool # G12867, 4.500%, 8/1/22	322,942
161,566	Pool # C90779, 5.000%, 1/1/24	174,083
175,580	Pool # C90859, 5.500%, 10/1/24	191,625
146,626	Pool # C90999, 5.500%, 11/1/26	159,578
150,148	Pool # C91167, 5.000%, 4/1/28	161,954
198,945	Pool # C91175, 5.000%, 5/1/28	215,195
1,148,796	Pool # C91296, 5.000%, 4/1/30	1,238,182
1,010,366	Pool # C91336, 4.500%, 9/1/30	1,102,755
1,721,625	Pool # C91441, 3.000%, 4/1/32	1,723,388
1,741,461	Pool # C91451, 3.000%, 5/1/32	1,743,249
2,236,595	Pool # D99717, 3.000%, 12/1/32	2,187,598
97,960	Pool # A15284, 5.500%, 10/1/33	106,293
191,235	Pool # G08005, 5.500%, 8/1/34	208,330
128,337	Pool # 1G0865, 2.465%, 7/1/35 (a)	135,411
121,760	Pool # G08168, 6.000%, 12/1/36	133,337
134,974	Pool # A55565, 6.000%, 12/1/36	147,971
149,384	Pool # G03498, 5.500%, 11/1/37	161,824
417,384	Pool # A94008, 4.000%, 9/1/40	437,132
733,017	Pool # A93936, 4.500%, 9/1/40	781,794
930,861	Pool # G06784, 3.500%, 10/1/41	947,223
1,925,243	Pool # G08521, 3.000%, 1/1/43	1,879,150

		15,431,460

Federal National Mortgage Association — 59.5%
118,495	Pool # 684488, 5.000%, 12/1/17	126,078
202,087	Pool # 693256, 5.000%, 4/1/18	218,935
108,671	Pool # 254720, 4.500%, 5/1/18	115,698
147,792	Pool # 786729, 5.500%, 8/1/19	158,414
1,020,478	Pool # MA0504, 3.500%, 8/1/20	1,082,984
989,714	Pool # MA0654, 3.500%, 2/1/21	1,050,445
84,436	Pool # 896597, 5.000%, 8/1/21	90,725
135,649	Pool # 254831, 5.000%, 8/1/23	147,022
286,345	Pool # 254908, 5.000%, 9/1/23	310,407
275,714	Pool # 254911, 5.000%, 10/1/23	298,800
124,332	Pool # 255320, 5.000%, 7/1/24	135,307
776,337	Pool # 932438, 4.000%, 1/1/25	825,531
458,153	Pool # 255711, 5.500%, 4/1/25	503,108
103,944	Pool # 357771, 5.000%, 5/1/25	113,044
128,775	Pool # 255834, 4.500%, 6/1/25	140,382
294,644	Pool # 255984, 4.500%, 11/1/25	320,436
349,076	Pool # 256116, 6.000%, 2/1/26	382,714
378,310	Pool # 257163, 5.000%, 4/1/28	413,907
226,449	Pool # 257238, 5.000%, 6/1/28	247,417
165,461	Pool # 257281, 5.000%, 7/1/28	180,903
189,564	Pool # 257536, 5.000%, 1/1/29	205,853
335,314	Pool # MA0096, 4.500%, 6/1/29	362,731
548,813	Pool # MA0115, 4.500%, 7/1/29	589,849
658,551	Pool # MA0171, 4.500%, 9/1/29	712,767
393,955	Pool # MA0563, 4.000%, 11/1/30	420,095
1,097,561	Pool # MA0641, 4.000%, 2/1/31	1,171,141
859,106	Pool # MA0667, 4.000%, 3/1/31	916,467
1,415,855	Pool # MA0706, 4.500%, 4/1/31	1,529,478
2,567,637	Pool # MA0776, 4.500%, 6/1/31	2,790,968
525,254	Pool # MA0804, 4.000%, 7/1/31	560,198
1,380,587	Pool # MA0976, 3.500%, 2/1/32	1,434,498
2,072,313	Pool # MA1084, 3.500%, 6/1/32	2,153,723
1,919,680	Pool # MA1338, 3.000%, 2/1/33	1,921,655
1,979,168	Pool # MA1490, 3.000%, 7/1/33	1,981,203
270,337	Pool # 729535, 5.500%, 7/1/33	294,767
1,686,961	Pool # MA1527, 3.000%, 8/1/33	1,688,698
263,259	Pool # 783793, 6.000%, 7/1/34	291,881
223,091	Pool # 786457, 5.400%, 7/1/34 (a)	239,316
154,162	Pool # 814261, 6.000%, 1/1/35	170,942
211,124	Pool # 806715, 5.500%, 1/1/35	230,534
282,928	Pool # 735224, 5.500%, 2/1/35	309,668
196,436	Pool # 845573, 2.425%, 2/1/36 (a)	208,090
140,504	Pool # 745511, 5.000%, 4/1/36	152,509
252,110	Pool # 745418, 5.500%, 4/1/36	275,189
87,889	Pool # 888029, 6.000%, 12/1/36	96,080
92,491	Pool # 907484, 6.000%, 1/1/37	101,375
594,351	Pool # AD7906, 5.000%, 7/1/40	647,961
1,122,344	Pool # AD7724, 5.000%, 7/1/40	1,219,976
2,192,600	Pool # AE4310, 4.000%, 9/1/40	2,304,621
881,230	Pool # AE0395, 4.500%, 10/1/40	943,128
899,396	Pool # AE4628, 4.500%, 10/1/40	962,842
872,336	Pool # AH6655, 4.000%, 2/1/41	917,405
1,076,021	Pool # AJ5469, 3.500%, 11/1/41	1,098,181
1,365,109	Pool # AB4106, 3.500%, 12/1/41	1,393,223
4,522,151	Pool # AL2301, 3.500%, 8/1/42	4,608,397

		41,767,666

Government National Mortgage Association — 5.7%
197,143	Pool # 683915, 5.000%, 1/15/23	209,929
253,021	Pool # 691761, 5.000%, 7/15/23	269,008
1,321,394	Pool # 741854, 4.000%, 5/15/25	1,407,141
539,102	Pool # 4886, 4.500%, 12/20/25	575,399
551,361	Pool # 3637, 5.500%, 11/20/34	611,516
287,830	Pool # 676974, 5.500%, 5/15/38	315,343
580,337	Pool # 733602, 5.000%, 4/15/40	653,444

		4,041,780

Total U.S. Government Mortgage Backed Agencies (Cost $60,464,459)		61,240,906

Common Stocks — 5.3%

Real Estate Investment Trusts — 5.3%
3,274	Acadia Realty Trust	80,802
1,900	Alexandria Real Estate Equities, Inc.	121,315
3,900	American Campus Communities, Inc.	133,185
400	Associated Estates Realty Corp.	5,964
400	BioMed Realty Trust, Inc.	7,436
1,600	Boston Properties, Inc.	171,040
200	Brandywine Realty Trust	2,636
400	Brookfield Office Properties, Inc.	7,628
500	Camden Property Trust	30,720
1,800	Colonial Properties Trust	40,482
500	Coresite Realty Corp.	16,970
500	CubeSmart	8,920
900	DDR Corp.	14,139
200	DiamondRock Hospitality Co.	2,134
2,700	Digital Realty Trust, Inc. (b)	143,370
6,600	Douglas Emmett, Inc.	154,902
5,300	Duke Realty Corp.	81,832
2,500	DuPont Fabros Technology, Inc. (b)	64,425
2,600	EastGroup Properties, Inc.	153,946
4,800	Equity Lifestyle Properties, Inc.	164,016
2,400	Equity Residential	128,568
700	Essex Property Trust, Inc.	103,390
400	Excel Trust, Inc.	4,800
500	Extra Space Storage, Inc.	22,875
700	Federal Realty Investment Trust	71,015
1,000	General Growth Properties, Inc.	19,290
1,400	HCP, Inc.	57,330
300	Health Care REIT, Inc.	18,714
1,100	Healthcare Realty Trust, Inc.	25,421
3,200	Home Properties, Inc.	184,800
4,416	Host Hotels & Resorts, Inc.	78,031
4,800	Kimco Realty Corp.	96,864
2,500	Kite Realty Group Trust	14,825
3,000	LaSalle Hotel Properties	85,560
2,715	Macerich Co./The	153,235
2,600	National Retail Properties, Inc. (b)	82,732

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount/ Shares		Value
1,300	Pennsylvania Real Estate Investment Trust	$24,310
900	Post Properties, Inc.	40,518
1,743	ProLogis, Inc.	65,572
900	Public Storage, Inc.	144,495
2,200	Regency Centers Corp.	106,370
700	Retail Properties of America, Inc.	9,625
800	Sabra Health Care REIT, Inc.	18,408
1,400	Simon Property Group, Inc.	207,522
203	SL Green Realty Corp.	18,034
500	Sovran Self Storage, Inc.	37,840
5,000	Tanger Factory Outlet Centers, Inc.	163,250
3,676	UDR, Inc.	87,121
1,200	Ventas, Inc.	73,800
836	Vornado Realty Trust	70,274
300	Washington Real Estate Investment Trust	7,581
2,800	Weingarten Realty Investors (b)	82,124

Total Common Stocks (Cost $2,086,355)		3,710,156

U.S. Government Agencies — 4.7%

Federal Farm Credit Bank — 3.3%
2,500,000	1.950%, 7/19/22	2,322,810

Federal National Mortgage Association — 1.4%
1,000,000	1.100%, 4/17/18	974,628

Total U.S. Government Agencies (Cost $3,505,908)		3,297,438

Collateralized Mortgage Obligations — 0.8%

Federal Home Loan Mortgage Corporation — 0.5%
167,846	Series 2497, 5.000%, 9/15/17	177,117
47,264	Series 2770, 4.000%, 1/15/18	47,570
24,325	Series 2976, 4.500%, 1/15/33	24,563
112,490	Series 3322, 5.250%, 4/15/17	115,330

		364,580

Federal National Mortgage Association — 0.3%
157,624	Series 1999-13, 6.000%, 4/25/29	176,548

Total Collateralized Mortgage Obligations (Cost $510,500)		541,128

Cash Equivalents — 1.8%
1,302,402	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d)	1,302,402

Total Cash Equivalents (Cost $1,302,402)		1,302,402

Short-Term Securities Held as Collateral for Securities Lending — 0.5%
365,437	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	365,437

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $365,437)		365,437

Total Investments (Cost $68,235,061) — 100.3%		70,457,467

Liabilities in Excess of Other Assets — (0.3)%		(218,653)

Net Assets — 100.0%		$70,238,814

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(b)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $353,339.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.

See accompanying notes which are an integral part of these schedules of investments.

Huntington Ohio Tax-Free Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount		Value
Municipal Bonds — 100.2%

Ohio — 100.2%
$ 100,000	Akron, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/20	$111,073
500,000	Akron, OH, Income Tax Revenue, Series A, 5.000%, 12/1/23	565,570
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	239,004
405,000	Akron, OH, Various Purposes, G.O., 5.000%, 12/1/26	436,120
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/22	100,702
150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/22	163,841
320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/24	346,995
500,000	Bucyrus, OH, City School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/22 (a)	370,180
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	412,788
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	502,425
15,000	Central Ohio Solid Waste Authority, G.O., 5.000%, 12/1/24	18,124
375,000	Chillicothe, OH, Garage Facilities, G.O., BAN, 0.500%, 12/19/13	375,090
300,000	Cincinnati, OH, Various Purposes, G.O., Series C, 5.000%, 12/1/19	333,522
500,000	Cincinnati, OH, Water System Revenue, Series A, 5.000%, 12/1/22	586,910
100,000	Cincinnati, OH, City School District, School Improvement, G.O., 5.250%, 6/1/25	112,653
350,000	Cincinnati, OH, G.O., Series A, 5.000%, 12/1/27	386,484
250,000	Cleveland, OH, Capital Improvement, Capital Improvement, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	277,903
500,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/22	553,635
200,000	Cleveland, OH, Public Facilities Improvement Revenue, Series A, 4.000%, 10/1/22	211,756
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	393,182
245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	261,959
100,000	Clyde-Green Springs, OH, Exempted School District, G.O., (AGM Ins., Student Credit Program), 4.375%, 12/1/25	102,948
250,000	Columbus, OH, Regional Airport Authority Revenue, (AGM Ins., National Reinsurance), 5.000%, 1/1/20	269,108
505,000	Columbus, OH, Various Purposes, G.O., 5.000%, 7/1/23	592,759
100,000	Columbus, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.750%, 12/1/25	108,285
500,000	Columbus, OH, Multi Utility Improvement, G.O., Series A, 5.000%, 2/15/26	570,640
500,000	Columbus, OH, G.O., Series 1, 5.000%, 7/1/28	564,530
55,000	Columbus, OH , Sewer Revenue, Series A, 5.000%, 6/1/24	61,508
220,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/26	242,057
200,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 5.000%, 12/1/21	229,364
860,000	Cuyahoga County, OH, Capital Improvement, G.O., Series A, 4.000%, 12/1/24	902,570
220,000	Dalton, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/24	244,248
490,000	Dalton, OH, School Improvement, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	539,269

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount		Value
$ 75,000	Franklin County, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.250%, 12/1/26	$78,590
350,000	Franklin County, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.500%, 12/1/30	362,169
75,000	Franklin County, OH, Various Purposes, G.O., 5.000%, 12/1/31	80,642
35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,560
500,000	Geneva, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/25	524,645
200,000	Graham, OH, Local School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/29 (a)	96,746
500,000	Grove City, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.750%, 12/1/22	539,990
300,000	Hamilton, OH, Various Purpose Street Improvement and Building, G.O., 5.000%, 11/1/21	332,751
280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	310,568
100,000	Hamilton, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/21	109,352
500,000	Hilliard, OH, Various Purposes, G.O., 5.000%, 12/1/24	572,235
50,000	Huber Heights, OH, City School District, School Improvement, G.O., 5.000%, 12/1/20	57,557
200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	219,076
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	80,030
160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM Ins.), 5.000%, 12/1/18	165,986
615,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/23	683,400
50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	55,428
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	432,452
500,000	Kings, OH, Local School District, School Improvement, G.O., Series A, 0.000%, 12/1/26 (a)	295,175
100,000	Lake, OH, Local School District, Stark County School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	105,211
150,000	Lakota, OH, Local School District, G.O., 4.000%, 12/1/24	162,197
430,000	Lebanon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/23	471,641
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	264,525
50,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	52,786
1,100,000	Mason, OH, Sewer Systems, G.O., 5.000%, 12/1/26	1,244,551
50,000	Miami University, OH, General Receipts Revenue, (AMBAC Ins.), 5.000%, 9/1/23	54,086
500,000	Miami University, OH, General Receipts Refunding Revenue, 5.000%, 9/1/26	554,340
225,000	Miamisburg, OH, City School District, School Facilities Construction and Improvement, G.O., 5.000%, 12/1/26	246,247
200,000	Middletown, OH, School Improvement, G.O., (AGM Ins.), 4.375%, 12/1/20	211,956
500,000	Middletown, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/21	557,690
300,000	Milford, OH, Exempt Village School District, G.O., (AGC Ins.), 4.625%, 12/1/21	325,830
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	563,776

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount		Value
$ 250,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/25	$268,213
270,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/31	280,549
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	52,362
50,000	Nordonia Hills, OH , City School District, School Improvement, G.O., (National Reinsurance, FGIC Ins.), 4.500%, 12/1/20	53,255
205,000	Northmont, OH, City School District, School Improvement, G.O., Series A, (Student Credit Program), 4.000%, 11/1/24	215,543
100,000	Northmor, OH, Local School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.750%, 11/1/28	104,065
350,000	Ohio Higher Educational Facility Commission, Revenue, University of Dayton Project, (AMBAC Ins.), 5.000%, 12/1/25	377,198
265,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 3.250%, 5/1/20	261,009
100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	109,078
300,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	344,832
350,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/20	382,280
240,000	Ohio State, Turnpike Commission Revenue, Series A, 5.000%, 2/15/21	270,336
250,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/21	271,980
525,000	Ohio State, Parks & Recreation Revenue, G.O., Series A, 5.250%, 9/1/22	614,649
135,000	Ohio State, Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/22	150,976
500,000	Ohio State, Water Development Authority, Drinking Water Assistance Fund Revenue, 5.000%, 12/1/22	561,215
175,000	Ohio State, Common Schools, G.O., Series B, 5.000%, 3/15/23	203,894
130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	142,750
655,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.375%, 9/1/23	749,968
400,000	Ohio State, Administration Building Fund Revenue, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	446,036
500,000	Ohio State, Water Development Authority, State of Ohio Pollution Control Revenue, Series A, 5.000%, 12/1/23	580,240
605,000	Ohio State, Highway Capital Improvements, G.O., Series Q, 5.000%, 5/1/24	700,856
340,000	Ohio State University/The, Revenue, Series A, 4.250%, 12/1/24	365,391
30,000	Ohio State University/The, Revenue, Series A, 5.000%, 6/1/25	31,503
255,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/26	282,163
90,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/27	99,086
585,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/28	641,119
100,000	Ohio University, General Receipts Revenue, Series B, (AGM Ins.), 5.000%, 12/1/23	108,088
700,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	763,553
100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 5.000%, 12/1/20	112,148
470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	554,647
300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	327,336
125,000	Sidney, OH, City School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	134,763

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount/ Shares		Value
$ 700,000	South Euclid, OH, Real Estate Acquisition & Urban Development, G.O., 5.000%, 6/1/32	$749,189
780,000	Southwest Licking, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	808,891
595,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	659,438
125,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/21	136,953
500,000	Switzerland, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 12/1/27	554,515
50,000	Trumbull County, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/28	53,292
350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	387,695
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	552,055
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	318,432
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	540,025
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	546,020
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	436,572
60,000	Wapakoneta, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 4.750%, 12/1/28	62,855
650,000	Washington Court House, OH, School Improvements, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/19	679,061
125,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/23	137,273
100,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/24	109,115
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	318,672

Total Municipal Bonds (Cost $39,053,222)		38,646,524

Cash Equivalents — 0.7%
250,828	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	250,828

Total Cash Equivalents (Cost $250,828)		250,828

Total Investments (Cost $39,304,050) — 100.9%		38,897,352

Liabilities in Excess of Other Assets — (0.9)%		(338,658)

Net Assets — 100.0%		$38,558,694

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day yield as of September 30, 2013.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Co.

G.O. — General Obligation

See accompanying notes which are an integral part of these schedules of investments.

Huntington Short/Intermediate Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount		Value
Corporate Bonds — 88.8%

Consumer Discretionary — 6.7%
$2,000,000	Amazon.com, Inc., 1.200%, 11/29/17	$1,953,752
2,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.750%, 1/15/18	1,928,358
1,000,000	Home Depot, Inc./The, 5.250%, 12/16/13	1,009,888
2,000,000	TCM Sub LLC, 3.550%, 1/15/15 (a)	2,060,310
2,000,000	Time Warner, Inc., 3.150%, 7/15/15	2,081,784
1,000,000	Walt Disney Co./The, 4.500%, 12/15/13	1,008,318

		10,042,410

Consumer Staples — 6.0%
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	1,991,586
2,000,000	Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	2,001,404
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,039,998
2,000,000	Kellogg Co., 1.750%, 5/17/17	2,007,720
2,000,000	Kroger Co./The, 2.200%, 1/15/17	2,035,662

		9,076,370

Energy — 6.9%
267,000	ConocoPhillips, 4.750%, 2/1/14	270,787
2,000,000	FMC Technologies, Inc., 2.000%, 10/1/17	1,978,008
2,000,000	Halliburton Co., 2.000%, 8/1/18	1,998,184
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,095,386
2,000,000	Murphy Oil Corp., 2.500%, 12/1/17	1,985,128
2,000,000	Schlumberger Norge AS, 1.950%, 9/14/16 (a)	2,043,078

		10,370,571

Financials — 26.0%
2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	2,075,518
2,000,000	Bank of America Corp., MTN, 1.250%, 1/11/16	1,998,032
2,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17	2,062,986
2,000,000	Bank of New York Mellon Corp./The, MTN, 2.400%, 1/17/17	2,060,002
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/17	1,963,318
2,000,000	BB&T Corp., MTN, 1.600%, 8/15/17	1,985,880
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,030,072
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,595,685
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,110,018
2,500,000	General Electric Capital Corp., GMTN, 1.600%, 11/20/17	2,484,153
1,500,000	Goldman Sachs Group, Inc./The, 5.500%, 11/15/14	1,576,914
2,000,000	HSBC Bank PLC, 3.500%, 6/28/15 (a)	2,092,382
1,000,000	KeyBank NA, 5.091%, 3/26/15	1,061,887
2,000,000	Manufacturers & Traders Trust Co., BKNT, 1.450%, 3/7/18	1,956,132
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,083,810
2,000,000	Metropolitan Life Global Funding I, 1.500%, 1/10/18 (a)	1,964,122
1,500,000	Morgan Stanley, 2.125%, 4/25/18	1,461,972
2,000,000	Prudential Financial, Inc., MTN, 3.875%, 1/14/15	2,078,842
2,000,000	Royal Bank of Canada, 1.450%, 10/30/14	2,022,848
2,000,000	US Bancorp, MTN, 2.200%, 11/15/16	2,060,320
1,500,000	Wells Fargo & Co., 1.500%, 1/16/18	1,476,035

		39,200,928

Health Care — 13.7%
2,000,000	Cardinal Health, Inc., 1.700%, 3/15/18	1,954,524
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,298,136
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,064,824
2,000,000	Express Scripts Holding Co., 2.650%, 2/15/17	2,061,920
2,000,000	Laboratory Corp. of America Holdings, 2.200%, 8/23/17	2,000,750
2,000,000	McKesson Corp., 1.400%, 3/15/18	1,947,506
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,040,123
2,000,000	Quest Diagnostics Inc., 3.200%, 4/1/16	2,081,746
2,000,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,036,614
2,000,000	WellPoint, Inc., 5.250%, 1/15/16	2,183,580
1,000,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	1,006,963

		20,676,686

Industrials — 6.4%
2,000,000	Caterpillar, Inc., 1.500%, 6/26/17	1,989,202
2,000,000	Danaher Corp., 2.300%, 6/23/16	2,067,240
2,000,000	Eaton Corp., 1.500%, 11/2/17 (a)	1,971,854
1,000,000	Ecolab, Inc., 3.000%, 12/8/16	1,048,830
1,500,000	JB Hunt Transport Services, Inc., 3.375%, 9/15/15	1,551,653
1,000,000	Roper Industries, Inc., 1.850%, 11/15/17	995,677

		9,624,456

Information Technology — 7.1%
2,000,000	Autodesk, Inc., 1.950%, 12/15/17	1,960,322

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount/ Shares		Value
$1,000,000	Broadcom Corp., 2.375%, 11/1/15	$1,029,776
1,500,000	Hewlett-Packard Co., 3.300%, 12/9/16	1,560,584
2,000,000	Oracle Corp., 1.200%, 10/15/17	1,964,278
2,000,000	Symantec Corp., 2.750%, 9/15/15	2,062,520
2,000,000	Texas Instruments, Inc., 2.375%, 5/16/16	2,079,692

		10,657,172

Materials — 8.1%
2,000,000	Air Products & Chemicals, Inc., 2.000%, 8/2/16	2,039,114
1,150,000	Airgas, Inc., 1.650%, 2/15/18	1,118,185
2,000,000	Barrick Gold Corp., 2.900%, 5/30/16	2,025,368
2,000,000	Eastman Chemical Co., 2.400%, 6/1/17	2,028,818
2,000,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 3/1/17	1,987,618
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,058,460
1,000,000	Xstrata PLC, 2.450%, 10/25/17 (a)	994,546

		12,252,109

Real Estate Investment Trusts — 2.1%
1,000,000	HCP, Inc., 2.700%, 2/1/14	1,006,250
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,136,498

		3,142,748

Telecommunication Services — 3.0%
2,000,000	AT&T, Inc., 2.400%, 8/15/16	2,064,906
500,000	Verizon Communications, Inc., 2.500%, 9/15/16	515,343
1,000,000	Verizon Communications, Inc., 1.100%, 11/1/17	963,410
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,008,066

		4,551,725

Utilities — 2.8%
1,800,000	Questar Corp., 2.750%, 2/1/16	1,867,473
1,262,000	Southern Co., 4.150%, 5/15/14	1,290,163
1,000,000	Southern Co., 2.375%, 9/15/15	1,027,962

		4,185,598

Total Corporate Bonds (Cost $132,820,213)		133,780,773

U.S. Government Agencies — 8.2%

Federal Agricultural Mortgage Corporation — 2.0%
3,000,000	3.250%, 6/25/14	3,064,815
Federal Home Loan Bank — 4.1%
2,000,000	4.750%, 11/14/14	2,101,658
2,000,000	1.750%, 9/11/15	2,050,906
2,000,000	1.900%, 12/29/15	2,060,896

		6,213,460

Federal National Mortgage Association — 2.1%
3,000,000	1.625%, 10/26/15	3,073,368

Total U.S. Government Agencies (Cost $12,109,574)		12,351,643

U.S. Treasury Obligations — 2.3%

U.S. Treasury Notes — 2.3%
3,500,000	1.000%, 8/31/16	3,537,187

Total U.S. Treasury Obligations (Cost $3,517,419)		3,537,187

Cash Equivalents — 0.3%
413,163	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	413,163

Total Cash Equivalents (Cost $413,163)		413,163

Total Investments (Cost $148,860,369) — 99.6%		150,082,766

Other Assets in Excess of Liabilities — 0.4%		650,305

Net Assets — 100.0%		$150,733,071

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid in accordance with procedures approved by the Board of Trustees.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

See accompanying notes which are an integral part of these schedules of investments.

Huntington Balanced Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Mutual Funds — 77.4% (a)
113,971	Huntington Disciplined Equity Fund, Trust Shares	$1,190,995
47,910	Huntington Dividend Capture Fund, Trust Shares	503,535
173,619	Huntington Fixed Income Securities Fund, Trust Shares	3,788,367
79,444	Huntington Global Select Markets Fund, Trust Shares	835,750
84,707	Huntington Income Equity Fund, Trust Shares	2,113,433
165,609	Huntington Intermediate Government Income Fund, Trust Shares	1,770,361
142,556	Huntington International Equity Fund, Trust Shares	1,814,740
50,188	Huntington Mid Corp America Fund, Trust Shares	859,725
112,046	Huntington Mortgage Securities Fund, Trust Shares	1,010,658
88,574	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,767,048
30,844	Huntington Situs Fund, Trust Shares	852,828

Total Mutual Funds (Cost $14,560,665)		16,507,440

Exchange-Traded Funds — 20.4% (a)
71,358	Huntington EcoLogical Strategy ETF	2,287,738
64,035	Huntington US Equity Rotation Strategy ETF	2,052,322

Total Exchange-Traded Funds (Cost $3,809,188)		4,340,060

Cash Equivalents — 2.0%
428,071	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (a) (b)	428,071

Total Cash Equivalents (Cost $428,071)		428,071

Total Investments (Cost $18,797,924) — 99.8%		21,275,571

Other Assets in Excess of Liabilities — 0.2%		41,755

Net Assets — 100.0%		$21,317,326

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2013.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington Conservative Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Mutual Funds — 91.4% (a)
8,631	Huntington Disciplined Equity Fund, Trust Shares	$90,190
3,613	Huntington Dividend Capture Fund, Trust Shares	37,976
82,673	Huntington Fixed Income Securities Fund, Trust Shares	1,803,930
6,038	Huntington Global Select Markets Fund, Trust Shares	63,515
6,401	Huntington Income Equity Fund, Trust Shares	159,714
78,929	Huntington Intermediate Government Income Fund, Trust Shares	843,747
10,809	Huntington International Equity Fund, Trust Shares	137,601
3,798	Huntington Mid Corp America Fund, Trust Shares	65,063
53,369	Huntington Mortgage Securities Fund, Trust Shares	481,390
42,214	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	842,174
2,339	Huntington Situs Fund, Trust Shares	64,681

Total Mutual Funds (Cost $4,388,058)		4,589,981

Exchange-Traded Funds — 6.5% (a)
5,403	Huntington EcoLogical Strategy ETF	173,220
4,854	Huntington US Equity Rotation Strategy ETF	155,571

Total Exchange-Traded Funds (Cost $285,283)		328,791

Cash Equivalents — 2.1%
105,644	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (a) (b)	105,644

Total Cash Equivalents (Cost $105,644)		105,644

Total Investments (Cost $4,778,985) — 100.0%		5,024,416

Other Assets in Excess of Liabilities — 0.0%		357

Net Assets — 100.0%		$5,024,773

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2013.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington Growth Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Mutual Funds — 70.1% (a)
110,555	Huntington Disciplined Equity Fund, Trust Shares	$1,155,296
46,455	Huntington Dividend Capture Fund, Trust Shares	488,240
61,333	Huntington Fixed Income Securities Fund, Trust Shares	1,338,292
77,081	Huntington Global Select Markets Fund, Trust Shares	810,893
82,182	Huntington Income Equity Fund, Trust Shares	2,050,441
58,503	Huntington Intermediate Government Income Fund, Trust Shares	625,397
138,354	Huntington International Equity Fund, Trust Shares	1,761,243
48,720	Huntington Mid Corp America Fund, Trust Shares	834,582
39,496	Huntington Mortgage Securities Fund, Trust Shares	356,258
31,290	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	624,226
29,906	Huntington Situs Fund, Trust Shares	826,893

Total Mutual Funds (Cost $9,014,253)		10,871,761

Exchange-Traded Funds — 27.2% (a)
69,338	Huntington EcoLogical Strategy ETF	2,222,976
62,198	Huntington US Equity Rotation Strategy ETF	1,993,446

Total Exchange-Traded Funds (Cost $3,695,240)		4,216,422

Cash Equivalents — 2.1%
319,972	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (a) (b)	319,972

Total Cash Equivalents (Cost $319,972)		319,972

Total Investments (Cost $13,029,465) — 99.4%		15,408,155

Other Assets in Excess of Liabilities — 0.6%		100,333

Net Assets — 100.0%		$15,508,488

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2013.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

As of September 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$75,036,609	$—	$—	$—
Money Market Fund	339,209,773	—	—	—
Ohio Municipal Money Market Fund	126,531,309	—	—	—
U.S. Treasury Money Market Fund	1,534,112,273	—	—	—
Disciplined Equity Fund	82,874,303	16,502,252	(593,170)	15,909,082
Dividend Capture Fund	239,991,275	14,374,781	(7,069,813)	7,304,968
Global Select Markets Fund	26,704,444	3,015,209	(1,068,258)	1,946,951
Income Equity Fund	154,485,564	16,435,712	(1,977,669)	14,458,043
International Equity Fund	252,593,401	60,337,705	(2,088,225)	58,249,480
Mid Corp America Fund	96,398,370	67,494,023	(204,095)	67,289,928
Real Strategies Fund	107,508,748	12,982,513	(10,507,431)	2,475,082
Rotating Markets Fund	23,614,369	3,575,669	(538,480)	3,037,189
Situs Fund	210,618,275	119,631,145	(1,342,744)	118,288,401
Fixed Income Securities Fund	262,602,381	11,875,706	(4,817,647)	7,058,059
Intermediate Government Income Fund	99,067,718	4,680,326	(988,805)	3,691,521
Mortgage Securities Fund	68,250,534	3,118,723	(911,790)	2,206,933
Ohio Tax-Free Fund	39,304,050	623,538	(1,030,236)	(406,698)
Short/Intermediate Fixed Income Securities Fund	148,860,369	1,893,381	(670,984)	1,222,397
Balanced Allocation Fund	18,822,574	2,462,752	(9,755)	2,452,997
Conservative Allocation Fund	4,789,360	235,752	(696)	235,056
Growth Allocation Fund	13,059,315	2,350,885	(2,045)	2,348,840

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of trust preferred securities, hybrid securities and grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2013, the Trust operated 33 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A

Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax-Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to policies approved by the Trust’s Board of Trustees (“Trustees”), the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2013, while the breakdown, by category, of common stocks is disclosed on the Portfolios of Investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Free Money Market Fund
Investment Securities:
Municipal Bonds	$—	$72,456,080	$—	$72,456,080
Cash Equivalents	2,580,529	—	—	2,580,529

Total Investment Securities	2,580,529	72,456,080	—	75,036,609

Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	187,802,144	—	187,802,144
U.S. Government Agencies:
Federal Farm Credit Bank	—	44,955,701	—	44,955,701
Federal Home Loan Bank	—	42,339,837	—	42,339,837
Federal Home Loan Mortgage Corporation	—	46,546,235	—	46,546,235
Federal National Mortgage Association	—	9,996,656	—	9,996,656
Municipal Bonds	—	4,500,000	—	4,500,000
Repurchase Agreements	—	3,069,200	—	3,069,200

Total Investment Securities	—	339,209,773	—	339,209,773

Ohio Municipal Money Market Fund
Investment Securities:
Municipal Bonds	—	116,033,993	—	116,033,993
Cash Equivalents	10,497,316	—	—	10,497,316

Total Investment Securities	10,497,316	116,033,993	—	126,531,309

U.S. Treasury Money Market Fund
Investment Securities:
Repurchase Agreements	—	751,882,300	—	751,882,300
U.S. Treasury Obligations	—	782,229,973	—	782,229,973

Total Investment Securities	—	1,534,112,273	—	1,534,112,273

Disciplined Equity Fund
Investment Securities:
Common Stocks	88,549,534	—	—	88,549,534
Options Purchased	1,943,800	—	—	1,943,800
Exchange-Traded Funds	388,440	—	—	388,440
Cash Equivalents	7,901,611	—	—	7,901,611

Total Investment Securities	98,783,385	—	—	98,783,385

Other Financial Instruments:*
Written Options	(1,022,068)	—	—	(1,022,068)

Total Investments	97,761,317	—	—	97,761,317

Dividend Capture Fund
Investment Securities:
Common Stocks	164,589,662	—	—	164,589,662
Preferred Stocks	52,694,690	—	—	52,694,690
Exchange-Traded Funds	5,704,785	—	—	5,704,785
Cash Equivalents	3,081,822	—	—	3,081,822
Short-Term Securities Held as Collateral for Securities	21,225,284	—	—	21,225,284

Total Investment Securities	247,296,243	—	—	247,296,243

Other Financial Instruments:*
Written Options	(251,300)	—	—	(251,300)

Total Investments	247,044,943	—	—	247,044,943

Global Select Markets Fund
Investment Securities:
Common Stocks	25,546,292	—	—	25,546,292
Exchange-Traded Funds	541,440	—	—	541,440
Corporate Bonds	—	157,806	—	157,806
Foreign Government Bonds	—	145,873	—	145,873
Cash Equivalents	1,004,286	—	—	1,004,286
Short-Term Securities Held as Collateral for Securities	1,255,698	—	—	1,255,698

Total Investment Securities	28,347,716	303,679	—	28,651,395

Income Equity Fund
Investment Securities:
Common Stocks	140,527,228	—	—	140,527,228
Cash Equivalents	4,496,302	—	—	4,496,302
Short-Term Securities Held as Collateral for Securities	23,920,077	—	—	23,920,077

Total Investment Securities	168,943,607	—	—	168,943,607

Other Financial Instruments:*
Written Options	(56,250)	—	—	(56,250)

Total Investments	168,887,357	—	—	168,887,357

International Equity Fund
Investment Securities:
Common Stocks	295,798,778	—	—	295,798,778
Closed-End Fund	3,759,138	—	—	3,759,138
Cash Equivalents	2,036,993	—	—	2,036,993
Short-Term Securities Held as Collateral for Securities	9,247,972	—	—	9,247,972

Total Investment Securities	310,842,881	—	—	310,842,881

Mid Corp America Fund
Investment Securities:
Common Stocks	142,050,543	—	—	142,050,543
Cash Equivalents	9,158,924	—	—	9,158,924
Short-Term Securities Held as Collateral for Securities	12,478,831	—	—	12,478,831

Total Investment Securities	163,688,298	—	—	163,688,298

Real Strategies Fund
Investment Securities:
Common Stocks	77,927,350	—	—	77,927,350
Exchange-Traded Funds	7,959,678	—	—	7,959,678
Real Estate Investments	—	—	4,535,660	4,535,660
Closed-End Fund	2,464,029	—	—	2,464,029
Options Purchased	57,600	—	—	57,600
Cash Equivalents	910,753	—	—	910,753
Short-Term Securities Held as Collateral for Securities	16,128,760	—	—	16,128,760

Total Investment Securities	105,448,170	—	4,535,660	109,983,830

Other Financial Instruments:*
Written Options	(233,301)	—	—	(233,301)

Total Investments	105,214,869	—	4,535,660	109,750,529

Rotating Markets Fund
Investment Securities:
Common Stocks	24,410,810	—	—	24,410,810
Exchange-Traded Funds	415,089	—	—	415,089
Cash Equivalents	292,864	—	—	292,864
Short-Term Securities Held as Collateral for Securities	1,532,795	—	—	1,532,795

Total Investment Securities	26,651,558	—	—	26,651,558

Situs Fund
Investment Securities:
Common Stocks	283,976,464	—	—	283,976,464
Exchange-Traded Funds	1,112,400	—	—	1,112,400
Cash Equivalents	3,561,278	—	—	3,561,278
Short-Term Securities Held as Collateral for Securities	40,256,534	—	—	40,256,534

Total Investment Securities	328,906,676	—	—	328,906,676

Other Financial Instruments:*
Written Options	(2,072,270)	—	—	(2,072,270)

Total Investments	326,834,406	—	—	326,834,406

Fixed Income Securities Fund
Investment Securities:
Corporate Bonds	—	204,539,394	—	204,539,394
U.S. Treasury Obligations:
U.S. Treasury Bonds	—	27,619,846	—	27,619,846
U.S. Treasury Notes	—	11,229,144	—	11,229,144
U.S. Government Agencies:
Federal Farm Credit Bank	—	2,126,866	—	2,126,866
Federal Home Loan Bank	—	10,535,181	—	10,535,181
Federal Home Loan Mortgage Corporation	—	4,000,300	—	4,000,300
Federal National Mortgage Association	—	3,336,060	—	3,336,060
U.S. Government Mortgage Backed Agencies:
Federal Home Loan Mortgage Corporation	—	780,172	—	780,172
Federal National Mortgage Association	—	87,935	—	87,935
Government National Mortgage Association	—	1,637,649	—	1,637,649
Preferred Stocks	774,900	—	—	774,900
Cash Equivalents	2,992,993	—	—	2,992,993

Total Investment Securities	3,767,893	265,892,547	—	269,660,440

Intermediate Government Income Fund
Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	—	17,177,507	—	17,177,507
Federal Home Loan Bank	—	26,900,632	—	26,900,632
Federal Home Loan Mortgage Corporation	—	997,088	—	997,088
Federal National Mortgage Association	—	2,033,316	—	2,033,316
U.S. Government Mortgage Backed Agencies:
Federal Home Loan Mortgage Corporation	—	9,956,746	—	9,956,746
Federal National Mortgage Association	—	14,531,033	—	14,531,033
Government National Mortgage Association	—	5,743,824	—	5,743,824
U.S. Treasury Obligations:
U.S. Treasury Notes	—	22,496,094	—	22,496,094
Collateralized Mortgage Obligations:
Federal Home Loan Bank	—	1,052,614	—	1,052,614
Federal Home Loan Mortgage Corporation	—	122,577	—	122,577
Federal National Mortgage Association	—	51,137	—	51,137
Government National Mortgage Association	—	150,674	—	150,674
Cash Equivalents	1,545,997	—	—	1,545,997

Total Investment Securities	1,545,997	101,213,242	—	102,759,239

Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies:
Federal Home Loan Mortgage Corporation	—	15,431,460	—	15,431,460
Federal National Mortgage Association	—	41,767,666	—	41,767,666
Government National Mortgage Association	—	4,041,780	—	4,041,780
Common Stocks	3,710,156	—	—	3,710,156
U.S. Government Agencies:
Federal Farm Credit Bank	—	2,322,810	—	2,322,810
Federal National Mortgage Association	—	974,628	—	974,628
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corporation	—	364,580	—	364,580
Federal National Mortgage Association	—	176,548	—	176,548
Cash Equivalents	1,302,402	—	—	1,302,402
Short-Term Securities Held as Collateral for Securities	365,437	—	—	365,437

Total Investment Securities	5,377,995	65,079,472	—	70,457,467

Ohio Tax-Free Fund
Investment Securities:
Municipal Bonds	—	38,646,524	—	38,646,524
Cash Equivalents	250,828	—	—	250,828

Total Investment Securities	250,828	38,646,524	—	38,897,352

Short/Intermediate Fixed Income Securities Fund
Investment Securities:
Corporate Bonds	—	133,780,773	—	133,780,773
U.S. Government Agencies:
Federal Agricultural Mortgage Corporation	—	3,064,815	—	3,064,815
Federal Home Loan Bank	—	6,213,460	—	6,213,460
Federal National Mortgage Association	—	3,073,368	—	3,073,368
U.S. Treasury Obligations:
U.S. Treasury Notes	—	3,537,187	—	3,537,187
Cash Equivalents	413,163	—	—	413,163

Total Investment Securities	413,163	149,669,603	—	150,082,766

Balanced Allocation Fund
Investment Securities:
Mutual Funds	16,507,440	—	—	16,507,440
Exchange-Traded Funds	4,340,060	—	—	4,340,060
Cash Equivalents	428,071	—	—	428,071

Total Investment Securities	21,275,571	—	—	21,275,571

Conservative Allocation Fund
Investment Securities:
Mutual Funds	4,589,981	—	—	4,589,981
Exchange-Traded Funds	328,791	—	—	328,791
Cash Equivalents	105,644	—	—	105,644

Total Investment Securities	5,024,416	—	—	5,024,416

Growth Allocation Fund
Investment Securities:
Mutual Funds	10,871,761	—	—	10,871,761
Exchange-Traded Funds	4,216,422	—	—	4,216,422
Cash Equivalents	319,972	—	—	319,972

Total Investment Securities	15,408,155	—	—	15,408,155

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended September 30, 2013:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Global Select Markets Fund
Common Stocks
Consumer Discretionary	$—	$5,855,185
Consumer Staples	—	1,809,278
Energy	—	1,481,155
Financials	—	6,900,725
Health Care	—	3,507,291
Industrials	—	2,167,523
Information Technology	—	2,638,776
Materials	—	2,405,150
Utilities	—	1,156,164

Total	—	27,921,247

International Equity Fund
Common Stocks
Consumer Discretionary	—	27,012,339
Consumer Staples	—	21,314,152
Energy	—	19,378,527
Financials	—	37,116,284
Health Care	—	12,162,417
Industrials	—	46,613,699
Information Technology	—	13,690,215
Materials	—	14,218,089
Telecommunication Services	—	13,802,394
Utilities	—	8,734,531

Total	—	214,042,647

Situs Fund
Common Stocks
Consumer Discretionary	—	1,826,579
Consumer Staples	—	1,556,010
Financials	—	398,851
Health Care	—	3,455,414
Industrials	—	1,008,033

Total	—	8,244,887

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities (“fair value trigger”) at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair value trigger did not occur as of the reporting period end.

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At September 30, 2013	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Strategies Fund
Real Estate Investments	$4,535,660	Discounted cash flow	Discount Rate	1.5%-17.3% (8.9%)
			Market Cap Rate	7.0%-12.0% (8.4%)

The significant unobservable inputs used in the fair value measurement of Real Strategies Fund’s investments in real estate investments were cash flows and discount and market cap rates. An increase in the cash flows and/or market cap rate or decreases in the discount rate used would increase the value of the investment. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the investment. Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the Real Strategies Fund.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate Investments
Real Strategies Fund
Balance as of December 31, 2012	$4,668,985
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	(979,382)
Realized Gain	29,381
Realized Loss	—
Change in unrealized appreciation (depreciation)	816,676

Ending Balance as of September 30, 2013	$4,535,660

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued or delayed-delivery securities at September 30, 2013.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Several of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2013, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

At September 30, 2013, Disciplined Equity Fund had the following outstanding written option contracts:

Written Option Contracts

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Accenture PLC	Call	October 2013	$77.50	50	$500	$6,098
Amgen, Inc.	Call	October 2013	120.00	110	2,200	11,953
Apache Corp.	Call	October 2013	87.50	93	6,743	17,404
Bank of America Corp.	Call	October 2013	15.00	400	2,400	5,185
Baker Hughes, Inc.	Call	October 2013	50.00	128	10,752	11,515
Bank of New York Mellon Corp./The	Call	October 2013	32.00	70	1,050	2,797
Broadcom Corp.	Call	October 2013	27.00	100	2,700	8,996
Berkshire Hathaway, Inc.	Call	October 2013	115.00	65	6,013	7,895
Caterpillar, Inc.	Call	October 2013	87.50	75	1,575	10,647
Comcast Corp.	Call	October 2013	45.00	245	20,458	(4,542)
ConocoPhillips	Call	October 2013	70.00	137	9,727	3,593
Costco Wholesale Corp.	Call	October 2013	120.00	55	2,310	5,730
Du Pont (E.I.) de Nemours & Co.	Call	October 2013	60.00	82	3,198	4,671
Walt Disney Co./The	Call	October 2013	67.50	100	2,200	9,368
Dow Chemical Co./The	Call	October 2013	40.00	100	2,700	9,096
Devon Energy Corp.	Call	October 2013	60.00	45	2,250	3,733
eBay, Inc.	Call	October 2013	55.00	100	22,400	(4,353)
EMC Corp.	Call	October 2013	27.00	217	1,736	12,361
Eaton Corp. PLC	Call	October 2013	70.00	220	20,900	(2,619)
Exelon Corp.	Call	October 2013	31.00	69	690	2,688
Ford Motor Co.	Call	October 2013	18.00	420	2,940	6,284
Freeport-McMoRan Copper & Gold, Inc.	Call	October 2013	34.00	187	6,171	7,751
FedEx Corp.	Call	October 2013	110.00	25	12,625	4,406
General Dynamics Corp.	Call	October 2013	90.00	55	1,925	3,463
General Electric Co.	Call	October 2013	25.00	900	9,000	8,104
Goldman Sachs Group, Inc./The	Call	October 2013	170.00	22	1,034	5,816
Halliburton Co.	Call	October 2013	50.00	120	5,040	10,795
International Business Machines Corp.	Call	October 2013	195.00	122	10,065	24,822
Intel Corp.	Call	October 2013	24.00	500	10,000	16,481
Illinois Tool Works, Inc.	Call	October 2013	75.00	50	9,750	(3,183)
JPMorgan Chase & Co.	Call	October 2013	55.00	200	3,200	5,592
Coca-Cola Co./The	Call	October 2013	40.00	99	792	3,065
Lowe’s Companies, Inc.	Call	October 2013	47.00	169	22,224	(3,302)
MasterCard, Inc.	Call	October 2013	680.00	10	9,150	4,599
McDonald’s Corp.	Call	October 2013	97.50	110	6,270	11,876
Mondelez International, Inc.	Call	October 2013	33.00	193	1,930	8,485
MetLife, Inc.	Call	October 2013	50.00	98	1,568	9,796
3M Co.	Call	October 2013	120.00	80	10,760	12,277
Magellan Midstream Partners LP	Call	October 2013	55.00	72	14,040	2,445
Morgan Stanley	Call	October 2013	29.00	300	3,900	18,888
Norfolk Southern Corp.	Call	October 2013	77.50	30	3,675	164
Occidental Petroleum Corp.	Call	October 2013	90.00	125	52,625	(18,880)
PepsiCo, Inc.	Call	October 2013	82.50	180	5,850	11,783
Pfizer, Inc.	Call	October 2013	29.00	854	21,350	4,237
Procter & Gamble Co.	Call	October 2013	82.50	78	156	2,415
Philip Morris International, Inc.	Call	October 2013	87.50	172	18,834	8,151
QUALCOMM, Inc.	Call	October 2013	70.00	185	6,475	18,255
Schlumberger Ltd.	Call	October 2013	87.50	145	34,945	1,703
SPDR S&P 500 ETF Trust	Call	November 2013	178.00	2,200	56,100	132,569
SPDR S&P 500 ETF Trust	Put	November 2013	163.00	2,200	407,000	(178,467)
Sempra Energy	Call	October 2013	90.00	40	720	1,438
AT&T, Inc.	Call	October 2013	35.00	687	4,122	22,645
Texas Instruments, Inc.	Call	October 2013	41.00	100	3,900	4,296
United Parcel Service, Inc.	Call	October 2013	90.00	100	21,300	(7,604)
U.S. Bancorp	Call	October 2013	38.00	205	2,050	4,502
United Technologies Corp.	Call	October 2013	110.00	100	9,700	14,796
CBOE Volatility Index	Call	October 2013	19.00	1,500	90,000	5,943
Wells Fargo & Co.	Call	October 2013	43.00	540	11,340	34,809
Utilities Select Sector SPDR Fund	Call	October 2013	39.00	104	728	2,076
Exxon Mobil Corp.	Call	October 2013	90.00	451	6,314	36,513

Net Unrealized Appreciation on Written Option Contracts						$382,020

At September 30, 2013, Dividend Capture Fund had the following outstanding written option contracts:

Written Option Contracts

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Rockwell Automation, Inc.	Call	October 2013	$100.00	100	$78,000	$(57,300)
Schlumberger Ltd.	Call	October 2013	85.00	200	83,800	(58,000)
Schlumberger Ltd.	Call	January 2014	85.00	100	62,000	(30,918)
St. Jude Medical, Inc.	Call	January 2014	55.00	100	23,000	(11,800)
Unum Group	Call	December 2013	34.00	300	4,500	15,000

Net Unrealized Depreciation on Written Option Contracts						$(143,018)

At September 30, 2013, Income Equity Fund had the following outstanding options:

Written Option Contracts

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Blackstone Group LP	Call	October 2013	$25.00	900	$56,250	$(22,085)

Net Unrealized Depreciation on Written Option Contracts						$(22,085)

At September 30, 2013, Real Strategies Fund had the following outstanding options:

Written Option Contracts

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AGCO Corp.	Call	October 2013	$60.00	276	$41,400	$(3,823)
Anadarko Petroleum Corp.	Put	January 2014	85.00	200	56,200	11,335
Halliburton Co.	Call	October 2013	50.00	427	17,934	24,867
Praxair, Inc.	Call	October 2013	125.00	171	3,933	14,870
Schlumberger Ltd.	Call	October 2013	87.50	249	60,009	(3,496)
Statoil ASA ADR	Call	October 2013	22.50	780	39,000	14,790
Suncor Energy, Inc.	Call	October 2013	37.00	593	14,825	17,537

Net Unrealized Appreciation on Written Option Contracts						$76,080

At September 30, 2013, Situs Fund had the following outstanding options:

Written Option Contracts

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Anixter International, Inc.	Call	February 2014	$85.00	300	$192,000	$(98,413)
Cabela’s, Inc., Class A	Call	December 2013	70.00	200	27,000	49,391
Cabela’s, Inc., Class A	Call	December 2013	75.00	200	11,000	35,392
Cabela’s, Inc., Class A	Call	December 2013	80.00	400	7,000	80,783
Flowserve Corp.	Call	January 2014	60.00	500	215,000	(125,870)
Geospace Technologies Corp.	Call	October 2013	80.00	20	11,400	(7,961)
Sturm Ruger & Co., Inc.	Call	November 2013	50.00	226	287,020	(236,356)
Sturm Ruger & Co., Inc.	Call	November 2013	55.00	314	243,350	(197,205)
Red Hat, Inc.	Call	December 2013	55.00	400	16,000	63,080
Sanderson Farms, Inc.	Put	November 2013	65.00	100	24,500	6,646
Trimble Navigation Ltd.	Call	October 2013	30.00	500	100,000	(28,363)
Trinity Industries, Inc.	Call	February 2014	41.00	1,000	435,000	(238,041)
Texas Industries, Inc.	Call	January 2014	60.00	200	179,000	(71,565)
Texas Industries, Inc.	Call	January 2014	65.00	200	120,000	(50,609)
Texas Industries, Inc.	Call	October 2013	60.00	200	140,000	(76,475)
Texas Industries, Inc.	Call	October 2013	65.00	200	64,000	(36,772)

Net Unrealized Depreciation on Written Option Contracts						$(932,338)

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Adviser”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of September, 2013, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$20,823,626	$21,225,284	$19,699,500	$55,956	$10,012
Global Select Markets Fund	1,204,486	1,255,698	1,067,496	29,840	5,422
Income Equity Fund	23,339,256	23,920,077	17,606,072	44,472	8,003
International Equity Fund	8,763,911	9,247,972	8,920,838	202,602	36,586
Mid Corp America Fund	12,221,106	12,478,831	8,215,677	152,782	27,864
Real Strategies Fund	15,711,965	16,128,760	19,823,678	663,248	118,760
Rotating Markets Fund	1,500,634	1,532,795	1,534,052	9,515	1,563
Situs Fund	39,286,999	40,256,534	35,851,986	519,382	95,283
Mortgage Securities Fund	353,339	365,437	409,301	2,872	544

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At September 30, 2013, the Real Strategies Fund held illiquid restricted securities representing 4.84% of net assets, as listed below. The restricted securities held by Fixed Income Fund and Short/Intermediate Fixed Income Securities Fund were deemed liquid in accordance with procedures approved by the Board of Trustees.

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:

Grocery & Pharmacy DST	8/26/11	N/A	$950,000	$999,051
New York Power DST	7/21/11	N/A	950,000	984,305
Scotts Gahanna LLC	12/13/11	N/A	1,344,000	1,420,398
Winston-Salem DST	2/22/12	N/A	950,000	1,131,906

Fixed Income Securities Fund:

Barrick International Bank Corp., 5.750%, 10/15/16	2/20/09	$2,000,000	1,963,371	2,138,536
Canadian Imperial Bank of Commerce, 2.600%, 7/2/15	10/25/11	5,000,000	5,092,303	5,182,000
Royal Bank of Canada, 3.125%, 4/14/15	5/3/11	5,000,000	5,075,451	5,200,000
Toronto-Dominion Bank, 2.200%, 7/29/15	6/29/11	3,000,000	3,027,721	3,090,300

Short/Intermediate Fixed Income Securities Fund:

TCM Sub LLC, 3.550%, 1/15/15	10/20/11	2,000,000	2,036,411	2,060,310
Schlumberger Norge AS, 1.950%, 9/14/16	9/22/11	2,000,000	2,009,042	2,043,078
HSBC Bank PLC, 3.500%, 6/28/15	9/23/10	2,000,000	2,040,142	2,092,382
Met Life Global Funding, 1.500%, 1/10/18	1/16/13	2,000,000	2,000,820	1,964,122
Eaton Corp., 1.500%, 11/2/17	2/13/13	2,000,000	1,990,692	1,971,854
Xstrata PLC, 2.450%, 10/25/17	10/24/12	1,000,000	996,117	994,546

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund is set forth below:

	12/31/12			9/30/13
Fund	Market Value	Purchases	Sales	Market Value	Income
Disciplined Equity Fund	$5,903,706	$46,510,298	$(44,512,393)	$7,901,611	$4,108
Dividend Capture Fund	3,354,143	50,953,660	(51,225,981)	3,081,822	1,885
Global Select Markets Fund	1,038,116	29,693,737	(29,727,567)	1,004,286	507
Income Equity Fund	1,391,488	33,489,954	(30,385,140)	4,496,302	1,172
International Equity Fund	10,717,674	142,181,328	(150,862,009)	2,036,993	2,919
Mid Corp America Fund	3,531,522	27,065,747	(21,438,345)	9,158,924	2,014
Real Strategies Fund	5,395,632	30,160,388	(34,645,267)	910,753	928
Rotating Markets Fund	1,385,688	7,613,490	(8,706,314)	292,864	469
Situs Fund	3,588,928	76,896,128	(76,923,778)	3,561,278	4,750
Fixed Income Securities Fund	5,299,225	74,487,159	(76,793,391)	2,992,993	1,595
Intermediate Government Income Fund	2,607,089	28,828,083	(29,889,175)	1,545,997	914
Mortgage Securities Fund	3,940,040	29,627,902	(32,265,540)	1,302,402	886
Short/Intermediate Fixed Income Securities Fund	2,150,783	49,674,616	(51,412,236)	413,163	760

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust and other affiliated funds. A summary of these investments in affiliated Funds is set forth below:

	12/31/12			9/30/13
Balanced Allocation Fund	Market Value	Purchases	Sales	Market Value	Income
U.S. Treasury Money Market Fund	$229,492	$5,906,507	$(5,707,928)	$428,071	$148
Disciplined Equity Fund	1,070,033	171,581	(123,921)	1,190,995	—
Dividend Capture Fund	569,908	55,390	(182,815)	503,535	13,012
Global Select Markets Fund	394,114	590,819	(163,324)	835,750	—
Income Equity Fund	1,986,378	229,990	(338,238)	2,113,433	46,561
International Equity Fund	2,047,158	238,890	(690,740)	1,814,740	—
Mid Corp America Fund	970,450	67,040	(397,318)	859,725	—
Situs Fund	975,336	137,646	(416,705)	852,828	—
Fixed Income Securities Fund	2,772,839	1,302,924	(163,723)	3,788,367	55,820
Intermediate Government Income Fund	1,293,512	600,404	(70,140)	1,770,361	21,533
Mortgage Securities Fund	739,706	334,045	(43,957)	1,010,658	13,805
Short/Intermediate Fixed Income Securities Fund	1,291,306	556,920	(63,769)	1,767,048	11,645
Huntington EcoLogical Strategy ETF	—	2,542,153	(439,414)	2,287,738	—
Huntington US Equity Rotation Strategy ETF	1,709,472	345,000	(388,409)	2,052,322	—

	12/31/12			9/30/13
Conservative Allocation Fund	Market Value	Purchases	Sales	Market Value	Income
U.S. Treasury Money Market Fund	$15,912	$4,775,633	$(4,685,901)	$105,644	$38
Disciplined Equity Fund	109,900	23,792	(50,684)	90,190	—
Dividend Capture Fund	58,540	11,025	(37,735)	37,976	1,166
Global Select Markets Fund	40,486	58,035	(36,165)	63,515	—
Income Equity Fund	204,022	42,829	(110,281)	159,714	4,101
International Equity Fund	210,329	36,134	(128,601)	137,601	—
Mid Corp America Fund	99,676	16,511	(71,644)	65,063	—
Situs Fund	100,194	19,662	(69,884)	64,681	—
Fixed Income Securities Fund	1,638,243	709,581	(474,825)	1,803,930	30,452
Intermediate Government Income Fund	764,224	330,943	(221,063)	843,747	11,684
Mortgage Securities Fund	437,018	182,561	(127,996)	481,390	7,514
Short/Intermediate Fixed Income Securities Fund	762,913	322,902	(233,404)	842,174	6,379
Huntington EcoLogical Strategy ETF	—	232,547	(74,977)	173,220	—
Huntington US Equity Rotation Strategy ETF	175,592	51,287	(107,353)	155,571	—

	12/31/12			9/30/13
Growth Allocation Fund	Market Value	Purchases	Sales	Market Value	Income
U.S. Treasury Money Market Fund	$131,237	$4,809,453	$(4,620,718)	$319,972	$100
Disciplined Equity Fund	1,017,758	187,773	(119,230)	1,155,296	—
Dividend Capture Fund	542,030	72,872	(184,137)	488,240	12,346
Global Select Markets Fund	374,815	541,821	(119,265)	810,893	—
Income Equity Fund	1,889,296	256,198	(316,593)	2,050,441	44,221
International Equity Fund	1,946,752	184,843	(578,699)	1,761,243	—
Mid Corp America Fund	923,021	93,781	(389,586)	834,582	—
Situs Fund	927,573	156,862	(405,352)	826,893	—
Fixed Income Securities Fund	794,425	650,899	(71,907)	1,338,292	16,952
Intermediate Government Income Fund	370,597	300,788	(31,094)	625,397	6,492
Mortgage Securities Fund	211,931	168,336	(18,707)	356,258	4,202
Short/Intermediate Fixed Income Securities Fund	369,966	286,847	(27,997)	624,226	3,510
Huntington EcoLogical Strategy ETF	—	2,368,292	(318,194)	2,222,976	—
Huntington US Equity Rotation Strategy ETF	1,625,841	320,569	(318,091)	1,993,446	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/12 Market Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	9/30/13 Market Value	Income
New York Power DST	$862,254	$122,051	$—	$—	$984,305	$53,131
Scotts Gahanna LLC*	1,143,804	276,594	—	—	1,420,398	75,384

*	Controlled affiliate in which the Real Stategies Fund owns 25% or more of the outstanding voting securities. The Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

(4) Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2013, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balanced Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Mutual Funds — 98.0% (a)
638,313	Huntington Fixed Income Securities Fund, Trust Shares	$13,927,983
325,557	Huntington VA Dividend Capture Fund	3,942,496
792,206	Huntington VA Growth Fund	7,922,056
476,692	Huntington VA Income Equity Fund	5,234,081
267,898	Huntington VA International Equity Fund	4,382,804
152,980	Huntington VA Mid Corp America Fund	3,524,658
243,311	Huntington VA Mortgage Securities Fund	2,868,635
61,078	Huntington VA Situs Fund *	1,332,120

Total Mutual Funds (Cost $35,440,798)		43,134,833

Cash Equivalents — 2.0%
878,492	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (a) (b)	878,492

Total Cash Equivalents (Cost $878,492)		878,492

Total Investments (Cost $36,319,290) — 100.0%		44,013,325

Other Assets in Excess of Liabilities — 0.0%		2,521

Net Assets — 100.0%		$44,015,846

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 73.2%

Consumer Discretionary — 3.2%
1,750	Comcast Corp., Class A	$79,013
3,500	Gentex Corp.	89,565
5,000	Genuine Parts Co.	404,450
11,580	Leggett & Platt, Inc.	349,137
3,500	Time Warner Cable, Inc., Class A	390,600

		1,312,765

Consumer Staples — 5.6%
12,800	Colgate-Palmolive Co.	759,040
10,250	ConAgra Foods, Inc.	310,985
6,500	Kellogg Co.	381,745
4,750	Kimberly-Clark Corp.	447,545
5,000	Wal-Mart Stores, Inc.	369,800

		2,269,115

Energy — 10.4%
15,500	BP PLC ADR	651,465
5,250	Chevron Corp.	637,875
3,300	ConocoPhillips	229,383
10,263	Exxon Mobil Corp.	883,029
7,950	Murphy Oil Corp.	479,544
10,000	Royal Dutch Shell PLC ADR	656,800
8,000	Schlumberger Ltd.	706,880

		4,244,976

Financials — 15.3%
3,750	Bank of Montreal	250,575
10,000	Brown & Brown, Inc.	321,000
4,000	Community Bank System, Inc.	136,480
7,250	Cullen/Frost Bankers, Inc. (a)	511,487
8,400	Federated Investors, Inc., Class B (a)	228,144
35,000	FNB Corp. (a)	424,550
42,500	Fulton Financial Corp.	496,400
15,000	JPMorgan Chase & Co.	775,350
4,000	Northern Trust Corp.	217,560
19,750	Northwest Bancshares, Inc.	261,095
27,000	Old National Bancorp	383,400
4,550	Torchmark Corp.	329,192
3,750	Toronto-Dominion Bank	337,425
15,250	Trustmark Corp. (a)	390,400
22,235	U.S. Bancorp	813,356
1,870	Unum Group	56,923
6,734	Wells Fargo & Co.	278,249

		6,211,586

Health Care — 5.9%
12,750	AstraZeneca PLC ADR	662,107
6,500	Baxter International, Inc.	426,985
5,250	Merck & Co., Inc.	249,953
5,000	Meridian Bioscience, Inc.	118,250
19,000	Pfizer, Inc.	545,490
7,750	St. Jude Medical, Inc.	415,710

		2,418,495

Industrials — 8.6%
3,030	3M Co.	361,812
10,500	CSX Corp.	270,270
34,500	General Electric Co.	824,205
19,500	Harsco Corp.	485,550
3,000	Norfolk Southern Corp.	232,050
8,000	Rockwell Automation, Inc.	855,520
11,500	Waste Management, Inc.	474,260

		3,503,667

Information Technology — 6.3%
7,250	CA, Inc.	215,108
22,000	Cisco Systems, Inc.	515,240
17,200	Intel Corp.	394,224
17,160	Microsoft Corp.	571,600
2,750	Molex, Inc. (a)	105,930
3,500	Paychex, Inc.	142,240
18,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	305,280
3,000	Total System Services, Inc.	88,260
19,750	Xerox Corp.	203,228

		2,541,110

Materials — 3.0%
3,500	Bemis Co., Inc.	136,535
30,750	Olin Corp.	709,402
1,750	Sensient Technologies Corp.	83,808
7,500	Sonoco Products Co.	292,050

		1,221,795

Real Estate Investment Trusts — 9.6%
18,000	Associated Estates Realty Corp. (a)	268,380
23,000	Brandywine Realty Trust	303,140
10,750	CBL & Associates Properties, Inc.	205,325
20,250	DDR Corp. (a)	318,127
3,000	HCP, Inc.	122,850
9,500	Highwoods Properties, Inc.	335,445
5,250	Home Properties, Inc.	303,187
6,200	Kimco Realty Corp.	125,116
35,000	Lexington Realty Trust (a)	393,050
7,750	Liberty Property Trust	275,900
9,500	Mack-Cali Realty Corp.	208,430
4,750	Mid-America Apartment Communities, Inc.	296,875
3,250	National Retail Properties, Inc. (a)	103,415
13,750	Ramco-Gershenson Properties Trust	211,888
6,000	Senior Housing Properties Trust	140,040
6,500	Sun Communities, Inc.	277,030

		3,888,198

Telecommunication Services — 2.0%
20,120	AT&T, Inc.	680,458
2,640	Verizon Communications, Inc.	123,182

		803,640

Utilities — 3.3%
5,500	CenterPoint Energy, Inc.	131,835
29,000	Questar Corp.	652,210
33,890	TECO Energy, Inc.	560,541

		1,344,586

Total Common Stocks (Cost $27,553,106)		29,759,933

Preferred Stocks — 22.0%

Financials — 12.6%
23,546	Allstate Corp./The, 5.100%	546,267
18,000	American Financial Group, Inc., 7.000%	450,900
12,500	Ameriprise Financial, Inc., 7.750%	323,250
18,581	Axis Capital Holdings Ltd., Series C, 6.875%	441,670
16,000	BB&T Corp., 5.850%	343,520
25,000	Charles Schwab Corp./The, Series B, 6.000%	566,000
27,000	JPMorgan Chase Capital XXIX, 6.700%	686,340
10,000	KKR Financial Holdings LLC, 8.375%	269,300
16,350	PartnerRe Ltd., Series E, 7.250%	411,366
10,000	Prudential Financial, Inc., 5.700%	215,000
18,000	Raymond James Financial, Inc., 6.900%	453,060
15,000	Wells Fargo & Co., Series J, 8.000%	425,250

		5,131,923

Industrials — 1.2%
23,000	Stanley Black & Decker, Inc., 5.750%	506,460

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Real Estate Investment Trusts — 4.4%
17,686	Kimco Realty Corp., Series H, 6.900%	$441,266
22,000	PS Business Parks, Inc., Series S, 6.450%	504,020
7,000	Public Storage, Inc., Series V, 5.375%	147,280
17,000	Realty Income Corp., Series F, 6.625%	411,910
11,000	Vornado Realty LP, 7.875%	288,420

		1,792,896

Telecommunication Services — 0.9%
14,000	Qwest Corp., 7.500%	352,380

Utilities — 2.9%
20,000	Dominion Resources, Inc., Class A, 8.375%	521,600
25,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	645,750

		1,167,350

Total Preferred Stocks (Cost $9,721,014)		8,951,009

Exchange-Traded Funds — 2.6%
15,500	SPDR S&P Dividend ETF	1,068,570

Total Exchange-Traded Funds (Cost $972,095)		1,068,570

Cash Equivalents — 1.0%
406,855	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	406,855

Total Cash Equivalents (Cost $406,855)		406,855

Short-Term Securities Held as Collateral for Securities Lending — 6.8%
2,761,223	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	2,761,223

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,761,223)		2,761,223

Total Investments (Cost $41,414,293) — 105.6%		42,947,590

Liabilities in Excess of Other Assets — (5.6)%		(2,291,464)

Net Assets — 100.0%		$40,656,126

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $2,709,611.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.

ADR	— American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Growth Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 99.1%

Consumer Discretionary — 14.7%
6,250	Comcast Corp., Class A	$282,187
13,380	Ford Motor Co.	225,721
4,250	Home Depot, Inc./The	322,362
5,515	Jarden Corp. *	266,926
7,066	Lions Gate Entertainment Corp *	247,663
2,256	Starbucks Corp.	173,644
3,950	TripAdvisor, Inc. *	299,568
1,180	Tupperware Brands Corp.	101,917
3,310	Viacom, Inc., Class B	276,650
4,970	Walt Disney Co./The	320,515

		2,517,153

Consumer Staples — 8.1%
4,090	Constellation Brands, Inc., Class A *	234,766
3,540	Costco Wholesale Corp.	407,525
13,250	Kroger Co./The	534,505
3,496	Whole Foods Market, Inc.	204,516

		1,381,312

Energy — 6.4%
3,390	Cheniere Energy, Inc. *	115,735
1,280	Core Laboratories N.V.	216,589
1,570	EOG Resources, Inc.	265,770
4,730	Targa Resources Corp.	345,101
4,673	Valero Energy Corp.	159,583

		1,102,778

Financials — 7.0%
2,020	Berkshire Hathaway, Inc., Class B *	229,290
730	BlackRock, Inc.	197,553
9,920	Blackstone Group LP	246,909
3,810	Franklin Resources, Inc.	192,596
4,010	Raymond James Financial, Inc.	167,097
2,220	T. Rowe Price Group, Inc.	159,685

		1,193,130

Health Care — 19.5%
2,230	Biogen Idec, Inc. *	536,895
3,820	Cerner Corp. *	200,741
7,900	Gilead Sciences, Inc. *	496,436
4,510	HCA Holdings, Inc. *	192,802
3,200	Illumina, Inc. (a) *	258,656
11,400	Medicines Co./The *	382,128
5,155	Merck & Co., Inc.	245,430
4,920	Thermo Fisher Scientific, Inc.	453,378
5,410	Valeant Pharmaceuticals International, Inc. *	564,425

		3,330,891

Industrials — 7.1%
852	3M Co.	101,737
6,420	Air Lease Corp.	177,577
4,800	Avis Budget Group, Inc. *	138,384
2,440	Fortune Brands Home & Security, Inc.	101,577
9,920	Hertz Global Holdings, Inc. *	219,827
1,210	Honeywell International, Inc.	100,478
4,400	Masco Corp.	93,632
1,070	Union Pacific Corp.	166,214
410	W.W. Grainger, Inc.	107,301

		1,206,727

Information Technology — 31.4%
2,177	Apple, Inc.	1,037,885
8,750	Cisco Systems, Inc.	204,925
4,560	eBay, Inc. *	254,402
6,550	EMC Corp.	167,418
3,950	Facebook, Inc., Class A *	198,448
2,680	FleetCor Technologies, Inc. *	295,229
990	Google, Inc., Class A *	867,151
3,040	LinkedIn Corp. *	748,022
5,409	OpenTable, Inc. (a) *	378,522
5,610	Oracle Corp.	186,084
2,240	Visa, Inc., Class A	428,064
13,914	Yahoo!, Inc. *	461,388
1,770	Zillow, Inc., Class A (a) *	149,335

		5,376,873

Materials — 4.9%
4,070	International Paper Co.	182,336
4,270	Packaging Corp. of America	243,774
560	Sherwin-Williams Co./The	102,021
3,960	US Silica Holdings, Inc. (a)	98,604
6,410	Worthington Industries, Inc.	220,696

		847,431

Total Common Stocks (Cost $13,502,924)		16,956,295

Cash Equivalents — 0.9%
162,373	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	162,373

Total Cash Equivalents (Cost $162,373)		162,373

Short-Term Securities Held as Collateral for Securities Lending — 4.2%
712,928	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	712,928

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $712,928)		712,928

Total Investments (Cost $14,378,225) — 104.2%		17,831,596

Liabilities in Excess of Other Assets — (4.2)%		(724,133)

Net Assets — 100.0%		$17,107,463

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $690,004.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Income Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 98.4%

Consumer Discretionary — 5.9%
18,200	Ford Motor Co.	$307,034
9,900	Gannett Co., Inc.	265,221
12,700	Shaw Communications, Inc., Class B (a)	295,148
9,500	Thomson Reuters Corp. (a)	332,595

		1,199,998

Consumer Staples — 7.7%
8,000	Altria Group, Inc.	274,800
7,400	ConAgra Foods, Inc.	224,516
5,500	General Mills, Inc.	263,560
2,900	Kimberly-Clark Corp.	273,238
4,000	Kraft Foods Group, Inc.	209,760
5,600	Walgreen Co.	301,280

		1,547,154

Energy — 17.5%
6,600	BP PLC ADR	277,398
2,700	Chevron Corp.	328,050
5,300	ConocoPhillips	368,403
4,300	Enterprise Products Partners LP	262,472
1,900	Exxon Mobil Corp.	163,476
2,600	Occidental Petroleum Corp.	243,204
19,800	Penn West Petroleum Ltd. (a)	220,374
5,000	Plains All American Pipeline LP (a)	263,300
4,200	Royal Dutch Shell PLC ADR	275,856
8,200	Suncor Energy, Inc.	293,396
5,700	Total SA ADR (a)	330,144
6,100	TransCanada Corp. (a)	268,034
6,800	Valero Energy Corp.	232,220

		3,526,327

Financials — 16.6%
4,700	Bank of Montreal	314,054
4,500	Bank of Nova Scotia (a)	257,895
14,000	Blackstone Group LP (b)	348,460
17,300	Fifth Third Bancorp	312,092
6,200	JPMorgan Chase & Co.	320,478
5,000	Principal Financial Group, Inc.	214,100
4,500	Royal Bank of Canada	288,945
11,400	SLM Corp.	283,860
3,500	Toronto-Dominion Bank	314,930
3,000	Travelers Cos., Inc./The	254,310
8,200	U.S. Bancorp	299,956
3,400	Wells Fargo & Co.	140,488

		3,349,568

Health Care — 8.7%
6,300	AbbVie, Inc.	281,799
3,900	Cardinal Health, Inc.	203,385
5,400	Eli Lilly & Co.	271,782
5,000	GlaxoSmithKline PLC ADR	250,850
2,600	Johnson & Johnson	225,394
5,700	Merck & Co., Inc.	271,377
8,900	Pfizer, Inc.	255,519

		1,760,106

Industrials — 11.3%
10,900	CSX Corp.	280,566
3,300	Deere & Co.	268,587
13,100	General Electric Co.	312,959
3,600	Honeywell International, Inc.	298,944
2,500	Lockheed Martin Corp.	318,875
15,700	R.R. Donnelley & Sons Co. (a)	248,060
2,500	Raytheon Co.	192,675
8,500	Waste Management, Inc.	350,540

		2,271,206

Information Technology — 10.5%
9,400	CA, Inc.	278,898
12,900	Cisco Systems, Inc.	302,118
12,800	Corning, Inc.	186,752
14,100	Hewlett-Packard Co.	295,818
12,500	Intel Corp.	286,500
7,100	Paychex, Inc. (a)	288,544
5,400	Seagate Technology PLC	236,196
5,800	Texas Instruments, Inc.	233,566

		2,108,392

Materials — 5.1%
2,500	Air Products & Chemicals, Inc.	266,425
6,600	Dow Chemical Co./The	253,440
7,800	Freeport-McMoRan Copper & Gold, Inc.	258,024
5,600	International Paper Co.	250,880

		1,028,769

Real Estate Investment Trusts — 6.7%
6,100	HCP, Inc.	249,795
4,200	Health Care REIT, Inc.	261,996
11,500	Hospitality Properties Trust	325,450
13,200	Kimco Realty Corp.	266,376
4,100	Mid-America Apartment Communities, Inc.	256,250

		1,359,867

Telecommunication Services — 3.2%
6,400	AT&T, Inc.	216,448
4,600	Verizon Communications, Inc.	214,636
26,000	Windstream Holdings, Inc. (a)	208,000

		639,084

Utilities — 5.2%
7,100	FirstEnergy Corp.	258,795
6,400	PG&E Corp.	261,888
8,900	PPL Corp.	270,382
6,400	Southern Co.	263,552

		1,054,617

Total Common Stocks (Cost $17,572,479)		19,845,088

Cash Equivalents — 1.8%
370,496	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d)	370,496

Total Cash Equivalents (Cost $370,496)		370,496

Short-Term Securities Held as Collateral for Securities Lending — 12.7%

2,563,345	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	2,563,345

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,563,345)		2,563,345

Total Investments (Cost $20,506,320) — 112.9%		22,778,929

Liabilities in Excess of Other Assets — (12.9)%		(2,608,992)

Net Assets — 100.0%		$20,169,937

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $2,498,433.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 97.2%

Australia — 2.7%

Consumer Staples — 0.9%
8,000	Wesfarmers Ltd.	$306,955

Financials — 1.8%
26,000	Suncorp Group Ltd.	317,011
10,000	Westpac Banking Corp.	305,331

		622,342

		929,297

Belgium — 2.1%

Consumer Staples — 2.1%
7,200	Anheuser-Busch InBev NV	716,640

Canada — 4.1%

Consumer Discretionary — 1.2%
5,000	Dollarama, Inc.	406,324

Financials — 2.0%
6,100	Bank of Nova Scotia	349,387
5,500	Royal Bank of Canada	352,396

		701,783

Industrial — 0.9%
3,300	Canadian National Railway Co.	334,360

		1,442,467

Denmark — 1.0%

Health Care — 1.0%
2,100	Novo-Nordisk A/S ADR	355,362

France — 12.0%

Energy — 2.0%
4,600	Technip SA	540,053
2,400	Total SA	139,260

		679,313

Financials — 6.0%
38,509	AXA SA ADR	889,943
12,347	BNP Paribas	835,103
32,000	Credit Agricole SA *	352,833

		2,077,879

Health Care — 2.3%
6,000	Sanofi-Aventis ADR	303,780
5,000	Sanofi-Aventis	507,068

		810,848

Industrials — 1.7%
9,700	Safran SA	597,483

		4,165,523

Germany — 8.6%

Financials — 1.5%
3,400	Allianz SE	534,434

Health Care — 3.1%
4,300	Bayer AG	506,984
11,000	Stada Arzneimittel AG	557,775

		1,064,759

Industrials — 4.0%
17,200	GEA Group AG	706,264
300	Osram Licht AG *	14,082
3,000	Siemens AG	361,420
2,636	Siemens AG ADR	317,664

		1,399,430

		2,998,623

Hong Kong — 2.0%

Financials — 2.0%
79,800	Wharf (Holdings) Ltd./The	691,419

Italy — 1.9%

Energy — 1.9%
29,200	Eni SpA	669,516

Japan — 15.6%

Consumer Discretionary — 2.2%
16,000	Avex Group Holdings, Inc.	465,514
2,200	Toyota Motor Corp. ADR (a)	281,666

		747,180

Consumer Staples — 1.6%
6,000	Unicharm Corp.	349,746
3,700	Welcia Holdings Co. Ltd.	195,351

		545,097

Financials — 2.6%
18,000	Mitsubishi Estate Co. Ltd.	530,295
7,700	Sumitomo Mitsui Financial Group, Inc.	371,684

		901,979

Industrials — 4.0%
46,000	KUBOTA Corp.	663,093
12,500	Makita Corp.	724,822

		1,387,915

Information Technology — 3.5%
1,870	KEYENCE Corp.	708,622
6,800	Murata Manufacturing Co. Ltd.	518,128

		1,226,750

Telecommunication Services — 1.7%
8,800	Softbank Corp.	607,854

		5,416,775

Netherlands — 0.8%

Materials — 0.8%
4,000	Lyondellbasell Industries N.V.	292,920

Norway — 1.1%

Materials — 1.1%
96,000	Norsk Hydro ASA	397,979

Singapore — 3.0%

Industrials — 1.4%
60,300	Keppel Corp Ltd.	500,882

Real Estate Investment Trust — 0.1%
16,884	Keppel REIT	16,555

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Telecommunication Services — 1.5%
17,805	Singapore Telecommunications Ltd. ADR	$533,438

		1,050,875

Spain — 1.9%

Financials — 1.9%
55,200	Banco Bilbao Vizcaya SA	616,776
3,744	Banco Santander SA ADR (a)	30,589

		647,365

Sweden — 6.1%

Consumer Discretionary — 2.1%
16,600	Hennes & Mauritz AB	720,860

Industrials — 2.0%
46,300	Volvo AB	693,369

Materials — 2.0%
27,700	Svenska Cellulosa AB (SCA)	698,197

		2,112,426

Switzerland — 10.7%

Financials — 3.4%
5,600	ACE Ltd.	523,936
22,100	Credit Suisse Group AG	674,932

		1,198,868

Health Care — 5.4%
9,000	Novartis AG	691,626
10,590	Novartis AG ADR	812,359
1,400	Roche Holding AG	377,558

		1,881,543

Materials — 1.9%
8,030	Syngenta AG ADR	652,839

		3,733,250

United Kingdom — 18.0%

Consumer Discretionary — 2.8%
44,200	Greene King PLC	573,115
5,000	Liberty Global PLC, Class A *	396,750

		969,865

Consumer Staples — 4.6%
5,300	Diageo PLC ADR	673,524
4,600	Reckitt Benckiser Group PLC	336,576
15,300	Unilever PLC	604,322

		1,614,422

Health Care — 3.0%
8,200	AstraZeneca PLC ADR	425,826
12,645	GlaxoSmithKline PLC ADR	634,400

		1,060,226

Industrials — 2.2%
4,986,100	Rolls-Royce Holdings PLC, Class C *	8,071
41,900	Rolls-Royce Holdings PLC	754,234

		762,305

Telecommunication Services — 3.7%
107,000	BT Group PLC	593,068
194,000	Vodafone Group PLC	678,333

		1,271,401

Utilities — 1.7%
8,514	SSE PLC ADR	203,910
16,100	SSE PLC	384,159

		588,069

		6,266,288

United States — 5.6%

Energy — 2.9%
6,500	Apache Corp.	553,410
5,080	Schlumberger Ltd.	448,869

		1,002,279

Financials — 1.4%
10,000	Citigroup, Inc.	485,100

Information Technology — 1.3%
700	MasterCard, Inc., Class A	470,946

		1,958,325

Total Common Stocks (Cost $27,428,656)		33,845,050

Closed-End Fund — 1.2%
46,000	Japan Smaller Capitalization Fund, Inc.	417,680

Total Closed-End Fund (Cost $406,539)		417,680

Cash Equivalents — 0.8%
271,092	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	271,092

Total Cash Equivalents (Cost $271,092)		271,092

Short-Term Securities Held as Collateral for Securities Lending — 0.9%
298,864	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	298,864

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $298,864)		298,864

Total Investments (Cost $28,405,151) — 100.1%		34,832,686

Liabilities in Excess of Other Assets — (0.1)%		(26,564)

Net Assets — 100.0%		$34,806,122

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $288,226.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Mid Corp America Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 94.3%

Consumer Discretionary — 9.7%
1,210	Advance Auto Parts, Inc.	$100,043
4,420	Bob Evans Farms, Inc.	253,133
3,900	BorgWarner, Inc.	395,421
6,340	D.R. Horton, Inc.	123,186
6,960	Iconix Brand Group, Inc. *	231,211
4,530	Kohl’s Corp.	234,427
1,250	Murphy USA, Inc. *	50,488
7,568	Nordstrom, Inc.	425,322
4,320	PetSmart, Inc.	329,443
5,390	Ross Stores, Inc.	392,392

		2,535,066

Consumer Staples — 3.4%
4,800	Church & Dwight Co., Inc.	288,240
4,470	Constellation Brands, Inc., Class A *	256,578
8,000	Dr. Pepper Snapple Group, Inc.	358,560

		903,378

Energy — 6.3%
5,580	Helmerich & Payne, Inc.	384,741
5,000	Murphy Oil Corp.	301,600
5,928	Noble Energy, Inc.	397,235
5,930	Oceaneering International, Inc.	481,753
1,993	Unit Corp. *	92,655

		1,657,984

Financials — 15.3%
14,540	Brown & Brown, Inc.	466,734
4,740	Community Bank System, Inc.	161,729
4,740	Cullen/Frost Bankers, Inc. (a)	334,407
8,850	Discover Financial Services	447,279
780	Everest Re Group Ltd.	113,420
25,620	First Niagara Financial Group, Inc.	265,679
3,800	Invesco Ltd.	121,220
1,700	Jones Lang LaSalle, Inc.	148,410
5,500	Montpelier Re Holdings Ltd.	143,275
7,940	Principal Financial Group, Inc.	339,991
5,930	Prosperity Bancshares, Inc.	366,711
1,950	T. Rowe Price Group, Inc.	140,263
7,960	Torchmark Corp.	575,906
13,128	Unum Group	399,616

		4,024,640

Health Care — 12.7%
3,992	Actavis, Inc. (a) *	574,848
9,920	AmerisourceBergen Corp.	606,112
6,930	Cepheid, Inc. (a) *	270,547
2,440	Computer Programs & Systems, Inc.	142,740
7,138	Life Technologies Corp. *	534,137
13,720	Mylan, Inc. *	523,692
2,800	Quest Diagnostics, Inc.	173,012
9,410	St. Jude Medical, Inc.	504,752

		3,329,840

Industrials — 15.1%
1,775	Alliant Techsystems, Inc.	173,169
10,180	Babcock & Wilcox Co./The	343,270
2,800	Elbit Systems Ltd.	149,716
1,750	Flowserve Corp.	109,182
11,140	Jacobs Engineering Group, Inc. *	648,125
9,300	John Bean Technologies Corp.	231,384
10,318	Kennametal, Inc.	470,501
3,020	Rockwell Automation, Inc.	322,959
11,170	Rollins, Inc.	296,117
3,700	Ryder System, Inc.	220,890
2,010	Stericycle, Inc. *	231,954
9,540	Timken Co.	576,216
1,700	UniFirst Corp.	177,514

		3,950,997

Information Technology — 16.2%
7,110	Citrix Systems, Inc. *	502,037
9,300	CTS Corp.	146,661
5,705	Fidelity National Information Services, Inc.	264,940
2,500	Fiserv, Inc. *	252,625
1,810	FleetCor Technologies, Inc. *	199,390
12,482	FLIR Systems, Inc.	391,935
5,700	Harris Corp.	338,010
4,830	j2 Global, Inc. (a)	239,182
5,348	NCR Corp. *	211,834
3,100	NetApp, Inc.	132,122
8,600	NVIDIA Corp.	133,816
4,460	Progress Software Corp. *	115,425
4,700	Seagate Technology PLC	205,578
9,300	Synopsys, Inc. *	350,610
3,600	Syntel, Inc. *	288,360
8,768	Teradata Corp. *	486,098

		4,258,623

Materials — 6.8%
5,950	Albemarle Corp.	374,493
2,100	Ball Corp.	94,248
9,400	FMC Corp.	674,168
11,580	Olin Corp.	267,151
5,130	Royal Gold, Inc.	249,626
3,500	Sonoco Products Co.	136,290

		1,795,976

Real Estate Investment Trusts — 5.8%
4,660	EPR Properties (a)	227,128
3,870	Highwoods Properties, Inc.	136,650
2,100	Home Properties, Inc.	121,275
18,200	Medical Properties Trust, Inc.	221,494
2,300	Mid-America Apartment Communities, Inc.	143,750
2,940	PS Business Parks, Inc.	219,383
4,000	Rayonier, Inc.	222,600
3,140	Sovran Self Storage, Inc.	237,635

		1,529,915

Telecommunication Services — 0.4%
3,100	TELUS Corp. (a)	102,672

Utilities — 2.6%
11,140	CMS Energy Corp.	293,205
1,240	DTE Energy Co.	81,815
5,900	Portland General Electric Co.	166,557
4,560	Xcel Energy, Inc.	125,902

		667,479

Total Common Stocks (Cost $14,353,640)		24,756,570

Cash Equivalents — 5.8%
1,521,226	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	1,521,226

Total Cash Equivalents (Cost $1,521,226)		1,521,226

Short-Term Securities Held as Collateral for Securities Lending — 6.1%
1,598,613	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	1,598,613

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,598,613)		1,598,613

Total Investments (Cost $17,473,479) — 106.2%		27,876,409

Liabilities in Excess of Other Assets — (6.2)%		(1,617,763)

Net Assets — 100.0%		$26,258,646

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $1,566,819.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Real Strategies Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 78.0%

Consumer Staples — 2.4%
1,160	Bunge Ltd.	$88,056

Energy — 38.9%
2,100	Canadian Natural Resources Ltd.	66,024
3,200	Canadian Oil Sands Ltd.	62,080
2,800	Cheniere Energy, Inc. *	95,592
3,570	Chesapeake Energy Corp. (a)	92,392
3,700	Cosan Ltd.	56,869
1,130	Enbridge, Inc.	47,166
3,480	EnCana Corp.	60,308
1,670	Enterprise Products Partners LP	101,937
1,600	Halliburton Co.	77,040
1,000	Helmerich & Payne, Inc.	68,950
1,289	Kinder Morgan, Inc.	45,850
1,500	Magellan Midstream Partners LP (a)	84,645
3,800	Natural Resource Partners LP	72,390
900	Schlumberger Ltd.	79,524
2,300	Spectra Energy Corp.	78,729
2,786	Statoil ASA ADR	63,186
2,100	Suncor Energy, Inc.	75,138
1,500	Tenaris SA ADR (a)	70,170
1,000	Transocean Ltd.	44,500
1,900	Valero Energy Corp.	64,885

		1,407,375

Industrials — 18.6%
1,010	AGCO Corp.	61,024
800	Caterpillar, Inc.	66,696
1,950	Chicago Bridge & Iron Co. NV	132,151
780	Deere & Co.	63,484
1,410	GATX Corp.	67,003
2,810	Harsco Corp.	69,969
1,200	Joy Global, Inc.	61,248
440	Lindsay Corp.	35,913
3,200	Primoris Services Corp.	81,504
250	Valmont Industries, Inc.	34,728

		673,720

Materials — 16.3%
650	Agrium, Inc. (a)	54,619
1,700	Barrick Gold Corp.	31,654
600	BHP Billiton Ltd. ADR (a)	39,900
1,700	Freeport-McMoRan Copper & Gold, Inc.	56,236
2,400	Olin Corp.	55,368
590	Praxair, Inc.	70,924
1,180	Rio Tinto PLC ADR (a)	57,537
1,000	RTI International Metals, Inc. *	32,040
3,800	Stillwater Mining Co. (a) *	41,838
700	Syngenta AG ADR	56,910
300	Terra Nitrogen Co. LP (a)	60,810
2,000	Vale SA ADR	31,220

		589,056

Real Estate Investment Trusts — 1.8%
3,300	Inland Real Estate Corp.	33,759
2,800	Lexington Realty Trust	31,444

		65,203

Total Common Stocks (Cost $2,586,196)		2,823,410

Exchange-Traded Funds — 7.9%
4,470	iShares Silver Trust *	93,378
1,900	Market Vectors Junior Gold Miners ETF *	77,406
1,300	Market Vectors Oil Services ETF (a)	61,204
2,200	PowerShares DB Agriculture Fund *	55,638

Total Exchange-Traded Funds (Cost $376,814)		287,626

Real Estate Investments — 6.2% (b) (c) (d)
	Grocery & Pharmacy DST	52,582
	New York Power DST	51,806
	Scotts Gahanna LLC	59,183
	Winston-Salem DST	59,574

Total Real Estate Investments (Cost $206,000)		223,145

Closed-End Fund — 2.5%
6,240	Central Fund of Canada Ltd., Class A	91,728

Total Closed-End Fund (Cost $96,629)		91,728

Options Purchased — 0.1%
7	Anadarko Petroleum Corp., Call @ 100, Expiring January 2014, 1/18/14 (e)	2,016

Total Options Purchased (Cost $2,363)		2,016

Short-Term Securities Held as Collateral for Securities Lending — 14.8%
536,619	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (f)	536,619

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $536,619)		536,619

Total Investments (Cost $3,804,621) — 109.5%		3,964,544

Liabilities in Excess of Other Assets — (9.5)%		(344,083)

Net Assets — 100.0%		$3,620,461

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $522,592.
(b)	Illiquid security.
(c)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(d)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(e)	All or a portion of the security is held as collateral for written put options.
(f)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Rotating Markets Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 93.8%

Consumer Discretionary — 12.5%
563	Aaron’s, Inc.	$15,595
383	Advance Auto Parts, Inc.	31,666
961	American Eagle Outfitters, Inc.	13,444
921	Chico’s FAS, Inc.	15,344
582	Cinemark Holdings, Inc.	18,473
549	Dick’s Sporting Goods, Inc.	29,306
764	Foot Locker, Inc.	25,930
806	Gentex Corp.	20,626
524	Hanesbrands, Inc.	32,650
551	Jarden Corp. *	26,668
411	John Wiley & Sons, Inc., Class A	19,601
374	Lamar Advertising Co., Class A *	17,589
776	Life Time Fitness, Inc. *	39,941
1,328	LKQ Corp. *	42,310
293	Mohawk Industries, Inc. *	38,163
23	NVR, Inc. *	21,141
154	Panera Bread Co., Class A *	24,414
332	Polaris Industries, Inc.	42,888
386	PVH Corp.	45,814
78	Sears Canada, Inc. *	954
1,231	Service Corp. International	22,921
465	Signet Jewelers Ltd.	33,317
518	Sotheby’s	25,449
693	Toll Brothers, Inc. *	22,474
640	Tractor Supply Co.	42,989
320	Tupperware Brands Corp.	27,638
447	Under Armour, Inc., Class A (a) *	35,514
562	Williams-Sonoma, Inc.	31,584

		764,403

Consumer Staples — 2.9%
527	Church & Dwight Co., Inc.	31,646
388	Energizer Holdings, Inc.	35,366
916	Green Mountain Coffee Roasters, Inc. (a) *	69,002
627	Hillshire Brands Co.	19,274
374	Ingredion, Inc.	24,748

		180,036

Energy — 5.9%
440	Cimarex Energy Co.	42,416
396	Dresser-Rand Group, Inc. *	24,710
278	Dril-Quip, Inc. *	31,901
483	Energen Corp.	36,896
881	HollyFrontier Corp.	37,099
520	Oceaneering International, Inc.	42,245
363	Oil States International, Inc. *	37,556
895	Patterson-UTI Energy, Inc.	19,135
341	Rosetta Resources, Inc. *	18,571
364	SM Energy Co.	28,097
915	Superior Energy Services, Inc. *	22,912
512	World Fuel Services Corp.	19,103

		360,641

Financials — 11.3%
278	Affiliated Managers Group, Inc. *	50,774
73	Alleghany Corp. *	29,904
431	Arthur J Gallagher & Co.	18,813
566	Brown & Brown, Inc.	18,169
479	CBOE Holdings, Inc.	21,665
358	City National Corp.	23,864
473	Commerce Bancshares, Inc.	20,722
569	Eaton Vance Corp.	22,094
248	Everest Re Group Ltd.	36,062
605	Federated Investors, Inc., Class B (a)	16,432
967	Fidelity National Financial, Inc., Class A	25,722
2,280	First Niagara Financial Group, Inc.	23,644
1,665	Fulton Financial Corp.	19,447
599	Hancock Holding Co.	18,797
456	HCC Insurance Holdings, Inc.	19,982
224	Jones Lang LaSalle, Inc.	19,555
743	Kemper Corp.	24,965
773	MSCI, Inc., Class A *	31,121
1,299	Old Republic International Corp.	20,005
2,124	Protective Life Corp.	90,376
509	Raymond James Financial, Inc.	21,210
402	Reinsurance Group of America, Inc.	26,930
653	SEI Investments Co.	20,184
1,070	TCF Financial Corp.	15,280
1,626	Valley National Bancorp (a)	16,179
457	Waddell & Reed Financial, Inc., Class A	23,526
464	WR Berkley Corp.	19,887

		695,309

Health Care — 10.1%
421	Community Health Systems, Inc. *	17,472
244	Cooper Cos., Inc./The	31,644
298	Covance, Inc. *	25,765
756	Endo Pharmaceuticals Holdings, Inc. *	34,353
1,454	Health Management Associates, Inc. *	18,611
411	Henry Schein, Inc. *	42,621
505	Hill-Rom Holdings, Inc.	18,094
512	HMS Holdings Corp. *	11,013
1,471	Hologic, Inc. *	30,376
280	IDEXX Laboratories, Inc. *	27,902
222	Mednax, Inc. *	22,289
147	Mettler-Toledo International, Inc. *	35,293
457	Omnicare, Inc.	25,364
327	Regeneron Pharmaceuticals, Inc. *	102,308
654	ResMed, Inc. (a)	34,544
270	Techne Corp.	21,616
340	Universal Health Services, Inc., Class B	25,497
983	Vertex Pharmaceuticals, Inc. *	74,531
314	WellCare Health Plans, Inc. *	21,898

		621,191

Industrials — 17.8%
664	AECOM Technology Corp. *	20,763
578	AGCO Corp.	34,923
369	Alaska Air Group, Inc.	23,107
1,022	AMETEK, Inc.	47,032
583	BE Aerospace, Inc. *	43,037
310	Carlisle Cos., Inc.	21,790
46	Chicago Bridge & Iron Co. NV	3,117
354	Clean Harbors, Inc. *	20,766
491	Copart, Inc. *	15,609
609	Corrections Corp. of America	21,041
319	Crane Co.	19,673
676	Donaldson Co., Inc.	25,776
272	Esterline Technologies Corp. *	21,730
736	Fortune Brands Home & Security, Inc.	30,640
428	GATX Corp.	20,339
465	General Cable Corp.	14,764
246	Genesee & Wyoming, Inc., Class A *	22,871
366	Graco, Inc.	27,106
251	Hubbell, Inc., Class B	26,290
427	IDEX Corp.	27,862
442	JB Hunt Transport Services, Inc.	32,235
510	Kansas City Southern	55,774
766	KBR, Inc.	25,002
461	Kennametal, Inc.	21,022
324	Kirby Corp. *	28,042
267	Lennox International, Inc.	20,094
378	Lincoln Electric Holdings, Inc.	25,182
415	Manpower, Inc.	30,187
262	MSC Industrial Direct Co., Inc., Class A	21,314
290	Nordson Corp.	21,353

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
496	Oshkosh Corp. *	$24,294
212	Regal-Beloit Corp.	14,401
367	SPX Corp.	31,063
546	Terex Corp. *	18,346
407	Timken Co.	24,583
424	Towers Watson & Co., Class A	45,351
507	Trinity Industries, Inc.	22,992
297	Triumph Group, Inc.	20,855
493	United Rentals, Inc. *	28,737
398	URS Corp.	21,393
125	Valmont Industries, Inc.	17,364
509	Wabtec Corp.	32,001
501	Woodward, Inc.	20,456

		1,090,277

Information Technology — 13.6%
245	Alliance Data Systems Corp. *	51,810
421	ANSYS, Inc. *	36,425
785	Arrow Electronics, Inc. *	38,096
2,480	Atmel Corp. *	18,451
829	Avnet, Inc.	34,578
1,413	Cadence Design Systems, Inc. *	19,076
1,408	Compuware Corp.	15,770
275	Concur Technologies, Inc. (a) *	30,388
612	Cree, Inc. *	36,836
216	Equinix, Inc. *	39,668
261	Factset Research Systems, Inc.	28,475
444	Gartner, Inc. *	26,640
482	Global Payments, Inc.	24,621
577	Informatica Corp. *	22,486
1,448	Ingram Micro, Inc., Class A *	33,376
362	Jack Henry & Associates, Inc.	18,683
563	MICROS Systems, Inc. *	28,116
792	National Instruments Corp.	24,497
809	NCR Corp. *	32,044
773	PTC, Inc. *	21,976
482	Rackspace Hosting, Inc. *	25,430
878	Riverbed Technology, Inc. *	12,810
632	Semtech Corp. *	18,954
1,008	Skyworks Solutions, Inc. *	25,039
301	SolarWinds, Inc. *	10,553
343	Solera Holdings, Inc.	18,134
865	Synopsys, Inc. *	32,610
382	Tech Data Corp. *	19,066
899	TIBCO Software, Inc. *	23,005
1,156	Trimble Navigation Ltd. *	34,345
594	VeriFone Systems, Inc. *	13,579
385	Zebra Technologies Corp., Class A *	17,529

		833,066

Materials — 7.0%
442	Albemarle Corp.	27,819
437	AptarGroup, Inc.	26,277
461	Ashland, Inc.	42,633
433	Carpenter Technology Corp.	25,162
914	Commercial Metals Co.	15,492
258	Cytec Industries, Inc.	20,991
259	Domtar Corp.	20,570
5	Freeport-McMoRan Copper & Gold, Inc.	165
253	Martin Marietta Materials, Inc.	24,837
62	NewMarket Corp.	17,850
422	Packaging Corp. of America	24,092
353	Reliance Steel & Aluminum Co.	25,864
327	Rock-Tenn Co., Class A	33,115
299	Royal Gold, Inc.	14,549
580	RPM International, Inc.	20,996
486	Sensient Technologies Corp.	23,275
527	Sonoco Products Co.	20,521
1,280	Steel Dynamics, Inc.	21,389
403	Valspar Corp.	25,562

		431,159

Real Estate Investment Trusts — 7.9%
331	Alexandria Real Estate Equities, Inc.	21,134
589	American Campus Communities, Inc.	20,114
3,061	BioMed Realty Trust, Inc.	56,904
319	Camden Property Trust	19,599
1,804	Duke Realty Corp.	27,854
161	Essex Property Trust, Inc.	23,780
474	Extra Space Storage, Inc.	21,686
354	Federal Realty Investment Trust	35,913
245	Home Properties, Inc.	14,149
624	Hospitality Properties Trust	17,659
521	Liberty Property Trust	18,548
466	Macerich Co./The	26,301
608	Rayonier, Inc.	33,835
874	Realty Income Corp.	34,741
437	Regency Centers Corp.	21,129
776	Senior Housing Properties Trust	18,112
289	Taubman Centers, Inc.	19,453
1,556	UDR, Inc.	36,877
553	Weingarten Realty Investors (a)	16,219

		484,007

Telecommunication Services — 0.7%
702	Telephone & Data Systems, Inc.	20,744
794	TW Telecom, Inc. *	23,713

		44,457

Utilities — 4.1%
749	Aqua America, Inc.	18,523
435	Atmos Energy Corp.	18,527
354	Black Hills Corp.	17,650
324	IDACORP, Inc.	15,682
449	National Fuel Gas Co.	30,873
1,196	NV Energy, Inc.	28,238
917	OGE Energy Corp.	33,095
928	Questar Corp.	20,871
534	UGI Corp.	20,895
792	Vectren Corp.	26,413
695	Westar Energy, Inc.	21,302

		252,069

Total Common Stocks (Cost $5,113,146)		5,756,615

Exchange-Traded Funds — 4.9%
1,330	SPDR S&P MidCap 400 ETF Trust	301,019

Total Exchange-Traded Funds (Cost $301,798)		301,019

Cash Equivalents — 0.8%
47,445	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (b) (c)	47,445

Total Cash Equivalents (Cost $47,445)		47,445

Short-Term Securities Held as Collateral for Securities Lending — 2.8%
173,369	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	173,369

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $173,369)		173,369

Total Investments (Cost $5,635,758) — 102.3%		6,278,448

Liabilities in Excess of Other Assets — (2.3)%		(140,904)

Net Assets — 100.0%		$6,137,544

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $170,011.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Situs Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Shares		Value
Common Stocks — 101.4%

Bermuda — 1.7%

Financials — 1.7%
17,750	Arch Capital Group Ltd. *	$960,807

Brazil — 0.8%

Consumer Staples — 0.8%
10,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	460,200

Chile — 0.0%

Materials — 0.0%
800	Sociedad Quimica y Minera de Chile SA ADR (a)	24,440

Finland — 0.8%

Industrials — 0.8%
2,000	Cargotec Oyj	77,511
4,200	Kone Oyj	374,691

		452,202

Germany — 0.2%

Health Care — 0.2%
1,900	Stada Arzneimittel AG	96,343

Hong Kong — 0.1%

Consumer Discretionary — 0.1%
13,000	Television Broadcasts Ltd.	81,964

Ireland — 0.4%

Consumer Staples — 0.4%
3,500	Kerry Group PLC	212,841

Japan — 0.4%

Consumer Discretionary — 0.1%
2,000	Honda Motor Co. Ltd. ADR	76,280

Industrials — 0.1%
3,500	Sato Corp.	71,389

Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	98,466

		246,135

Sweden — 0.1%

Consumer Discretionary — 0.1%
4,800	Haldex AB	36,744

Switzerland — 0.1%

Consumer Discretionary — 0.1%
2,000	Garmin Ltd. (a)	90,380

United Kingdom — 0.5%

Industrials — 0.5%
4,800	Concentric AB	53,585
26,424	HALMA PLC	242,318

		295,903

United States — 96.3%

Consumer Discretionary — 12.0%
50,000	Cabela’s, Inc., Class A (b) *	3,151,500
2,500	Papa John’s International, Inc.	174,700
10,000	PetMed Express, Inc.	162,900
2,000	Rent-A-Center, Inc.	76,200
30,000	Sonic Corp. *	532,500
2,000	Sturm Ruger & Co., Inc. (b)	125,260
10,000	Tempur Sealy International, Inc. *	439,600
26,000	Tractor Supply Co.	1,746,420
15,000	Urban Outfitters, Inc. *	551,550

		6,960,630

Consumer Staples — 2.5%
10,700	Darling International, Inc. *	226,412
15,100	Fresh Del Monte Produce, Inc.	448,168
12,000	Sanderson Farms, Inc.	782,880

		1,457,460

Energy — 3.5%
3,000	Atwood Oceanics, Inc. *	165,120
12,000	CARBO Ceramics, Inc. (a)	1,189,320
7,000	Denbury Resources, Inc. *	128,870
700	Dril-Quip, Inc. *	80,325
9,660	Halcon Resources Corp. (a) *	42,794
1,000	Matrix Service Co. *	19,620
5,000	SM Energy Co.	385,950

		2,011,999

Financials — 10.4%
29,000	Cullen/Frost Bankers, Inc. (a)	2,045,950
25,000	Evercore Partners, Inc.	1,230,750
1,200	EZCORP, Inc., Class A *	20,256
5,000	First Financial Holdings, Inc.	275,800
2,000	FNB Corp. (a)	24,260
20,000	International Bancshares Corp.	432,600
35,000	Janus Capital Group, Inc. (a)	297,850
35,000	Raymond James Financial, Inc.	1,458,450
3,000	Simmons First National Corp.	93,270
10,000	Umpqua Holdings Corp. (a)	162,200

		6,041,386

Health Care — 10.3%
10,000	Abaxis, Inc. *	421,000
30,000	AmSurg Corp. *	1,191,000
40,000	Arena Pharmaceuticals, Inc. (a) *	210,800
650	Bio-Rad Laboratories, Inc., Class A *	76,414
40,000	Cerner Corp. *	2,102,000
14,000	Edwards LifeSciences Corp. *	974,820
3,000	Kindred Healthcare, Inc.	40,290
5,000	Merit Medical Systems, Inc. *	60,650
32,000	Myriad Genetics, Inc. *	752,000
300	Neogen Corp. *	18,216
7,000	Osiris Therapeutics, Inc. (a) *	116,480
1	PharMerica Corp. *	13

		5,963,683

Industrials — 18.0%
5,000	Allegiant Travel Co. *	526,800
5,000	BE Aerospace, Inc. *	369,100
20,000	EnPro Industries, Inc. *	1,204,200
50,000	Flowserve Corp. (b)	3,119,500
20,000	Harsco Corp.	498,000
15,000	Lindsay Corp. (a)	1,224,300
2,000	Mine Safety Appliances Co.	103,220
3,000	Old Dominion Freight Line, Inc. *	137,970
10,000	Quanta Services, Inc. *	275,100
1,000	Ryder System, Inc.	59,700
42,000	Trinity Industries, Inc. (b)	1,904,700
15,000	Watts Water Technologies, Inc., Class A	845,550
5,000	Werner Enterprises, Inc.	$116,650

		10,384,790

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Information Technology — 24.9%
20,000	3D Systems Corp. (a) *	1,079,800
13,000	ACI Worldwide, Inc. *	702,780
18,000	Anixter International, Inc. (b) *	1,577,880
20,000	Cardtronics, Inc. *	742,000
25,000	Diodes, Inc. *	612,500
3,000	Exlservice Holdings, Inc. *	85,440
54,000	Geospace Technologies Corp. (b) *	4,552,200
45,000	Jabil Circuit, Inc.	975,600
25,000	Red Hat, Inc. (b) *	1,153,500
8,000	ScanSource, Inc. *	276,800
53,000	Trimble Navigation Ltd. (b) *	1,574,630
20,000	TriQuint Semiconductor, Inc. *	162,600
10,500	Tyler Technologies, Inc. *	918,435

		14,414,165

Materials — 12.1%
9,000	Albemarle Corp.	566,460
20,500	Eagle Materials, Inc.	1,487,275
10,000	Eastman Chemical Co.	779,000
9,000	Owens-Illinois, Inc. *	270,180
20,000	Quaker Chemical Corp.	1,461,000
10,800	Scotts Miracle-Gro Co., Class A (a)	594,324
5,000	Terra Nitrogen Co. LP (a)	1,013,500
10,000	Texas Industries, Inc. (b) *	663,100
2,500	United States Lime & Minerals, Inc. *	146,500

		6,981,339

Real Estate Investment Trusts — 1.0%
3,500	Camden Property Trust	215,040
1,064	CBL & Associates Properties, Inc.	20,322
8,500	Equity One, Inc. (a)	185,810
5,000	Weingarten Realty Investors (a)	146,650

		567,822

Telecommunication Services — 0.3%
15,000	General Communication, Inc., Class A *	142,800

Utilities — 1.3%
1,000	AGL Resources, Inc.	46,030
5,000	Hawaiian Electric Industries, Inc. (a)	125,500
10,000	Portland General Electric Co.	282,300
7,500	UGI Corp.	293,475

		747,305

		55,673,379

Total Common Stocks (Cost $39,765,250)		58,631,338

Exchange-Traded Funds — 0.2%
3,500	iShares China Large-Cap ETF	129,780

Total Exchange-Traded Funds (Cost $89,145)		129,780

Cash Equivalents — 1.6%
904,409	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d)	904,409

Total Cash Equivalents (Cost $904,409)		904,409

Short-Term Securities Held as Collateral for Securities Lending — 15.7%
9,075,208	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	9,075,208

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,075,208)		9,075,208

Total Investments (Cost $49,834,012) — 118.9%		68,740,735

Liabilities in Excess of Other Assets — (18.9)%		(10,903,443)

Net Assets — 100.0%		$57,837,292

(a)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $8,853,787.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Mortgage Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2013

Principal Amount/ Shares		Value
U.S. Government Mortgage Backed Agencies — 66.6%

Federal Home Loan Mortgage Corporation — 13.9%
$ 2,655	Pool # B18052, 4.500%, 3/1/15	$2,803
8,377	Pool # J03237, 5.500%, 8/1/16	8,822
4,991	Pool # E96459, 5.000%, 5/1/18	5,285
38,699	Pool # J10396, 4.000%, 7/1/19	41,292
5,061	Pool # G18008, 4.500%, 9/1/19	5,348
2,714	Pool # G18015, 4.500%, 10/1/19	2,870
23,720	Pool # G12286, 5.000%, 7/1/21	25,621
20,441	Pool # G12297, 6.000%, 7/1/21	22,396
21,448	Pool # G12425, 5.500%, 10/1/21	23,191
35,452	Pool # E02402, 6.000%, 10/1/22	38,727
16,157	Pool # C90779, 5.000%, 1/1/24	17,403
6,109	Pool # C90837, 5.500%, 6/1/24	6,662
52,655	Pool # G13629, 4.500%, 8/1/24	55,667
52,326	Pool # J11053, 4.500%, 10/1/24	55,326
122,661	Pool # J11829, 4.000%, 3/1/25	130,802
59,316	Pool # E02696, 4.000%, 5/1/25	62,788
12,465	Pool # C91000, 6.000%, 11/1/26	13,599
109,037	Pool # D97248, 5.500%, 4/1/27	118,139
27,581	Pool # C91175, 5.000%, 5/1/28	29,825
70,880	Pool # C91251, 4.500%, 6/1/29	75,466
102,363	Pool # C91284, 4.500%, 1/1/30	109,387
127,644	Pool # C91296, 5.000%, 4/1/30	137,536
322,355	Pool # C91413, 3.500%, 12/1/31	334,342
215,203	Pool # C91441, 3.000%, 4/1/32	215,356
267,629	Pool # C91484, 3.000%, 8/1/32	267,821
12,834	Pool # 1G0865, 2.465%, 7/1/35 (a)	13,529
26,995	Pool # A55565, 6.000%, 12/1/36	29,544
29,877	Pool # G03498, 5.500%, 11/1/37	32,309
142,932	Pool # A93316, 4.500%, 8/1/40	152,195
146,603	Pool # A93936, 4.500%, 9/1/40	156,084
208,692	Pool # A94008, 4.000%, 9/1/40	218,175
186,172	Pool # G06784, 3.500%, 10/1/41	189,095

		2,597,405

Federal National Mortgage Association — 42.3%
66,326	Pool # 786729, 5.500%, 8/1/19	71,082
263,873	Pool # MA0670, 3.500%, 3/1/21	279,984
251,438	Pool # MA0740, 3.500%, 5/1/21	267,293
33,086	Pool # 254501, 5.500%, 9/1/22	35,997
48,456	Pool # 889255, 5.000%, 3/1/23	51,935
120,408	Pool # 962070, 4.000%, 3/1/23	127,883
4,845	Pool # 254908, 5.000%, 9/1/23	5,251
3,077	Pool # 255360, 5.000%, 8/1/24	3,345
95,360	Pool # 935763, 4.000%, 11/1/24	101,230
155,267	Pool # 932438, 4.000%, 1/1/25	164,815
15,272	Pool # 255711, 5.500%, 4/1/25	16,766
10,394	Pool # 357771, 5.000%, 5/1/25	11,301
13,731	Pool # 255745, 5.500%, 5/1/25	15,077
27,316	Pool # 255834, 4.500%, 6/1/25	29,769
12,784	Pool # 255767, 5.500%, 6/1/25	14,034
9,193	Pool # 255808, 5.000%, 7/1/25	9,965
29,464	Pool # 255984, 4.500%, 11/1/25	32,034
13,963	Pool # 256116, 6.000%, 2/1/26	15,304
217,784	Pool # AL0238, 3.500%, 3/1/26	229,923
506,409	Pool # AH9631, 3.000%, 4/1/27	524,841
30,674	Pool # 257163, 5.000%, 4/1/28	33,550
22,340	Pool # 257238, 5.000%, 6/1/28	24,402
80,267	Pool # 257237, 4.500%, 6/1/28	86,915
73,910	Pool # MA0022, 4.500%, 4/1/29	79,925
202,265	Pool # MA0121, 4.000%, 7/1/29	214,128
68,602	Pool # MA0115, 4.500%, 7/1/29	73,710
147,143	Pool # AC1219, 4.500%, 8/1/29	160,617
65,855	Pool # MA0171, 4.500%, 9/1/29	71,256
160,836	Pool # MA0443, 5.000%, 5/1/30	175,935
98,489	Pool # MA0563, 4.000%, 11/1/30	104,993
171,176	Pool # MA0776, 4.500%, 6/1/31	186,011
131,314	Pool # MA0804, 4.000%, 7/1/31	140,008
207,088	Pool # MA0976, 3.500%, 2/1/32	215,110
414,749	Pool # AB4713, 3.000%, 3/1/32	415,042
188,012	Pool # MA1084, 3.500%, 6/1/32	195,339
473,347	Pool # MA1314, 2.500%, 1/1/33	457,617
5,981	Pool # 721540, 5.000%, 7/1/33	6,505
793,864	Pool # MA1527, 3.000%, 8/1/33	794,433
42,556	Pool # 746683, 5.500%, 10/1/33	47,303
10,207	Pool # 786457, 5.400%, 7/1/34 (a)	10,940
7,857	Pool # 845573, 2.425%, 2/1/36 (a)	8,316
35,603	Pool # 745511, 5.000%, 4/1/36	38,578
19,306	Pool # 831487, 5.500%, 4/1/36	21,004
38,208	Pool # 868935, 5.500%, 5/1/36	41,640
15,892	Pool # 903812, 5.500%, 12/1/36	17,290
9,249	Pool # 907484, 6.000%, 1/1/37	10,120
148,588	Pool # AD7906, 5.000%, 7/1/40	161,967
280,586	Pool # AD7724, 5.000%, 7/1/40	304,950
274,075	Pool # AE4310, 4.000%, 9/1/40	287,564
132,184	Pool # AE0395, 4.500%, 10/1/40	141,221
131,945	Pool # AE7535, 4.000%, 10/1/40	138,456
149,899	Pool # AE4628, 4.500%, 10/1/40	160,193
129,563	Pool # AE8395, 4.000%, 11/1/40	135,905
290,779	Pool # AH6655, 4.000%, 2/1/41	305,256
269,005	Pool # AJ5469, 3.500%, 11/1/41	274,041
341,277	Pool # AB4106, 3.500%, 12/1/41	347,666

		7,895,735

Government National Mortgage Association — 10.4%
6,741	Pool # 3590, 5.500%, 8/20/19	7,341
17,609	Pool # 3708, 5.500%, 5/20/20	18,803
27,968	Pool # 3741, 4.500%, 8/20/20	30,002
19,420	Pool # 683937, 6.000%, 2/15/23	21,388
110,409	Pool # 666057, 5.000%, 3/15/23	117,385
246,660	Pool # 741854, 4.000%, 5/15/25	262,204
113,127	Pool # 4886, 4.500%, 12/20/25	120,709
384,254	Pool # 5326, 3.000%, 3/20/27	398,592
242,114	Pool # 3457, 4.500%, 10/20/33	263,297
5,553	Pool # 3571, 6.500%, 6/20/34	6,489
58,451	Pool # 605653, 5.500%, 8/15/34	64,720
3,938	Pool # 3637, 5.500%, 11/20/34	4,367
102,194	Pool # 3689, 4.500%, 3/20/35	111,155
13,241	Pool # 3710, 5.000%, 5/20/35	14,547
7,334	Pool # 650348, 5.500%, 11/15/35	8,036
71,958	Pool # 676974, 5.500%, 5/15/38	78,836
145,084	Pool # 733602, 5.000%, 4/15/40	163,338
221,234	Pool # 4978, 4.500%, 3/20/41	239,128

		1,930,337

Total U.S. Government Mortgage Backed Agencies (Cost $12,248,412)		12,423,477

Common Stocks — 12.5%

Real Estate Investment Trusts — 12.5%
1,553	Acadia Realty Trust	38,328
1,300	Alexandria Real Estate Equities, Inc.	83,005
2,500	American Campus Communities, Inc.	85,375
500	Associated Estates Realty Corp.	7,455
500	BioMed Realty Trust, Inc.	9,295
1,000	Boston Properties, Inc.	106,900
300	Brookfield Office Properties, Inc.	5,721
600	Colonial Properties Trust	13,494
1,200	Coresite Realty Corp.	40,728
700	CubeSmart	12,488
100	DDR Corp.	1,571
300	DiamondRock Hospitality Co.	3,201
1,500	Digital Realty Trust, Inc. (b)	79,650
2,400	Douglas Emmett, Inc.	56,328
4,200	Duke Realty Corp.	64,848
900	DuPont Fabros Technology, Inc.	23,193
2,100	EastGroup Properties, Inc.	124,341

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount/ Shares		Value
3,600	Equity Lifestyle Properties, Inc.	$123,012
1,100	Equity Residential	58,927
800	Essex Property Trust, Inc.	118,160
700	Excel Trust, Inc.	8,400
300	Extra Space Storage, Inc.	13,725
300	Federal Realty Investment Trust	30,435
100	General Growth Properties, Inc.	1,929
1,400	HCP, Inc.	57,330
1,000	Health Care REIT, Inc.	62,380
1,900	Home Properties, Inc.	109,725
3,614	Host Hotels & Resorts, Inc.	63,859
1,100	Kimco Realty Corp.	22,198
1,500	Kite Realty Group Trust	8,895
2,500	LaSalle Hotel Properties	71,300
1,600	Macerich Co./The	90,304
1,100	National Retail Properties, Inc. (b)	35,002
1,400	Pennsylvania Real Estate Investment Trust	26,180
300	Post Properties, Inc.	13,506
946	ProLogis, Inc.	35,589
500	Public Storage, Inc.	80,275
400	Regency Centers Corp.	19,340
300	Retail Properties of America, Inc.	4,125
200	Sabra Health Care REIT, Inc.	4,602
1,100	Simon Property Group, Inc.	163,053
400	SL Green Realty Corp.	35,536
200	Sovran Self Storage, Inc.	15,136
1,900	Tanger Factory Outlet Centers, Inc.	62,035
816	UDR, Inc.	19,339
1,986	Ventas, Inc.	122,139
316	Vornado Realty Trust	26,563
2,300	Weingarten Realty Investors (b)	67,459

Total Common Stocks (Cost $1,765,146)		2,326,379

U.S. Government Agencies — 17.3%

Federal Farm Credit Bank — 8.1%
500,000	1.500%, 11/16/15	511,752
500,000	2.580%, 6/8/18	522,149
500,000	1.950%, 7/19/22	464,562

		1,498,463

Federal Home Loan Bank — 6.0%
300,000	0.375%, 6/24/16	298,622
500,000	3.125%, 12/8/17	536,700
250,000	4.125%, 12/13/19	279,225

		1,114,547

Federal Home Loan Mortgage Corporation — 3.2%
600,000	0.450%, 11/24/15	599,670

Total U.S. Government Agencies (Cost $3,153,204)		3,212,680

Collateralized Mortgage Obligations — 0.9%

Federal Home Loan Bank — 0.1%
13,153	Series SK-2015, 5.140%, 8/18/15	13,913

Federal Home Loan Mortgage Corporation — 0.7%
6,302	Series 2770, 4.000%, 1/15/18	6,343
127,159	Series 2784, 4.000%, 4/15/19	134,011

		140,354

Federal National Mortgage Association — 0.1%
15,762	Series 1999-13, 6.000%, 4/25/29	17,655

Total Collateralized Mortgage Obligations (Cost $163,479)		171,922

Cash Equivalents — 2.6%
486,947	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.030% (c) (d)	486,947

Total Cash Equivalents (Cost $486,947)		486,947

Short-Term Securities Held as Collateral for Securities Lending — 0.9%
171,673	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	171,673

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $171,673)		171,673

Total Investments (Cost $17,988,861) — 100.8%		18,793,078

Liabilities in Excess of Other Assets — (0.8)%		(141,611)

Net Assets — 100.0%		$18,651,467

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(b)	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $165,376.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.

See accompanying notes which are an integral part of these schedules of investments.

As of September 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) *
VA Balanced Fund	$36,809,245	$7,375,066	$(170,986)	$7,204,080
VA Dividend Capture Fund	41,484,022	2,784,407	(1,320,839)	1,463,568
VA Growth Fund	14,429,478	3,463,710	(61,592)	3,402,118
VA Income Equity Fund	20,721,627	2,331,056	(273,754)	2,057,302
VA International Equity Fund	28,405,480	6,555,638	(128,432)	6,427,206
VA Mid Corp America Fund	17,476,561	10,430,473	(30,625)	10,399,848
VA Real Strategies Fund	3,810,240	435,881	(281,577)	154,304
VA Rotating Markets Fund	5,635,342	773,313	(130,207)	643,106
VA Situs Fund	49,810,552	19,618,846	(688,663)	18,930,183
VA Mortgage Securities Fund	17,991,578	961,396	(159,896)	801,500

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of trust preferred securities, hybrid securities and grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2013, the Trust operated 33 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

The VA Funds’ prospectus provides a description of each VA Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the VA Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the VA Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the VA Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to policies approved by the Trust’s Board of Trustees (“Trustees”), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except the U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. In valuing debt securities, a security pricing service may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the VA Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads, and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the VA Funds’ investments as of September 30, 2013, while the breakdown, by category, of common stocks is disclosed on the Portfolios of Investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Balanced Fund
Investment Securities:
Mutual Funds	$43,134,833	$—	$—	$43,134,833
Cash Equivalents	878,492	—	—	878,492

Total Investment Securities	44,013,325	—	—	44,013,325

VA Dividend Capture Fund
Investment Securities:
Common Stocks	29,759,933	—	—	29,759,933
Preferred Stocks	8,951,009	—	—	8,951,009
Exchange-Traded Funds	1,068,570	—	—	1,068,570
Cash Equivalents	406,855	—	—	406,855
Short-Term Securities Held as Collateral for Securities	2,761,223	—	—	2,761,223

Total Investment Securities	42,947,590	—	—	42,947,590

VA Growth Fund
Investment Securities:
Common Stocks	16,956,295	—	—	16,956,295
Cash Equivalents	162,373	—	—	162,373
Short-Term Securities Held as Collateral for Securities	712,928	—	—	712,928

Total Investment Securities	17,831,596	—	—	17,831,596

VA Income Equity Fund
Investment Securities:
Common Stocks	19,845,088	—	—	19,845,088
Cash Equivalents	370,496	—	—	370,496
Short-Term Securities Held as Collateral for Securities	2,563,345	—	—	2,563,345

Total Investment Securities	22,778,929	—	—	22,778,929

Other Financial Instruments:*
Written Options	(6,875)	—	—	(6,875)

Total Investments	22,772,054	—	—	22,772,054

VA International Equity Fund
Investment Securities:
Common Stocks	33,845,050	—	—	33,845,050
Closed-End Fund	417,680	—	—	417,680
Cash Equivalents	271,092	—	—	271,092
Short-Term Securities Held as Collateral for Securities	298,864	—	—	298,864

Total Investment Securities	34,832,686	—	—	34,832,686

VA Mid Corp America Fund
Investment Securities:
Common Stocks	24,756,570	—	—	24,756,570
Cash Equivalents	1,521,226	—	—	1,521,226
Short-Term Securities Held as Collateral for Securities	1,598,613	—	—	1,598,613

Total Investment Securities	27,876,409	—	—	27,876,409

VA Real Strategies Fund
Investment Securities:
Common Stocks	2,823,410	—	—	2,823,410
Exchange-Traded Funds	287,626	—	—	287,626
Real Estate Investments	—	—	223,145	223,145
Closed-End Fund	91,728	—	—	91,728
Options Purchased	2,016	—	—	2,016
Short-Term Securities Held as Collateral for Securities	536,619	—	—	536,619

Total Investment Securities	3,741,399	—	223,145	3,964,544

Other Financial Instruments:*
Written Options	(1,967)	—	—	(1,967)

Total Investments	3,739,432	—	223,145	3,962,577

VA Rotating Markets Fund
Investment Securities:
Common Stocks	5,756,615	—	—	5,756,615
Exchange-Traded Funds	301,019	—	—	301,019
Cash Equivalents	47,445	—	—	47,445
Short-Term Securities Held as Collateral for Securities	173,369	—	—	173,369

Total Investment Securities	6,278,448	—	—	6,278,448

VA Situs Fund
Investment Securities:
Common Stocks	58,631,338	—	—	58,631,338
Exchange-Traded Funds	129,780	—	—	129,780
Cash Equivalents	904,409	—	—	904,409
Short-Term Securities Held as Collateral for Securities	9,075,208	—	—	9,075,208

Total Investment Securities	68,740,735	—	—	68,740,735

Other Financial Instruments:*
Written Options	(378,375)	—	—	(378,375)

Total Investments	68,362,360	—	—	68,362,360

VA Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	2,597,405	—	2,597,405
Federal National Mortgage Association	—	7,895,735	—	7,895,735
Government National Mortgage Association	—	1,930,337	—	1,930,337
Common Stocks	2,326,379	—	—	2,326,379
U.S. Government Agencies
Federal Farm Credit Bank	—	1,498,463	—	1,498,463
Federal Home Loan Bank	—	1,114,547		1,114,547
Federal Home Loan Mortgage Corporation	—	599,670	—	599,670
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	13,913	—	13,913
Federal Home Loan Mortgage Corporation	—	140,354		140,354
Federal National Mortgage Association	—	17,655	—	17,655
Cash Equivalents	486,947	—	—	486,947
Short-Term Securities Held as Collateral for Securities	171,673	—	—	171,673

Total Investment Securities	2,984,999	15,808,079	—	18,793,078

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended September 30, 2013:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
VA International Equity Fund
Common Stocks
Consumer Discretionary	$—	$1,847,203
Consumer Staples	—	2,225,004
Energy	—	1,734,801
Financials	—	3,332,030
Health Care	—	473,996
Industrials	—	4,891,618
Information Technology	—	1,272,794
Materials	—	1,196,615
Telecommunication Services	—	896,930
Utilities	—	592,948

Total	$—	$18,463,939

VA Situs Fund
Common Stocks
Consumer Discretionary	$—	$197,973
Consumer Staples	—	184,813
Health Care	—	61,469
Industrials	—	660,599
Information Technology	—	68,427

Total	$—	$1,173,281

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities (“fair value trigger”) at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair value trigger did not occur as of the reporting period end.

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At September 30, 2013	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
VA Real Strategies Fund
Real Estate Investments	$223,145	Discounted cash flow	Discount Rate	1.5%-17.3%(8.9%)
			Market Cap Rate	7.0%-12.0%(8.4%)

The significant unobservable inputs used in the fair value measurement of VA Real Strategies Fund’s investments in real estate investments were cash flows and discount and market cap rates. An increase in the cash flows and/or market cap rate or decreases in the discount rate used would increase the value of the investment. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the investment. Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the VA Real Strategies Fund.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate Investments
VA Real Strategies Fund
Balance as of December 31, 2012	$233,195
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	(51,546)
Realized Gain	1,546
Realized Loss	—
Change in unrealized appreciation (depreciation)	39,950

Ending Balance as of September 30, 2013	$223,145

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited. The VA Funds did not own any repurchase agreements at September 30, 2013.

C. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The VA Funds did not own any when-issued securities at September 30, 2013.

D. Foreign Currency Translation

The accounting records of the VA Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The VA Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts – Certain of the VA Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a VA Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The VA Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2013, none of the VA Funds had any forward foreign exchange contracts outstanding.

Written Options Contracts – Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

At September 30, 2013, VA Income Equity Fund had the following outstanding written option contracts:

Written Option Contracts

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Blackstone Group LP	Call	October 2013	$25	110	$6,875	$(2,699)

Net Unrealized Depreciation on Written Option Contracts						$(2,699)

At September 30, 2013, VA Real Strategies Fund had the following outstanding written option contracts:

Written Option Contracts

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	Put	January 2014	$85	7	$1,967	$393

Net Unrealized Appreciation on Written Option Contracts						$393

At September 30, 2013, VA Situs Fund had the following outstanding written option contracts:

Written Option Contracts

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Anixter International, Inc.	Call	February 2014	$85	100	$64,000	$(32,804)
Cabela’s, Inc., Class A	Call	December 2013	70	50	6,750	12,348
Cabela’s, Inc., Class A	Call	December 2013	75	100	5,500	17,696
Cabela’s, Inc., Class A	Call	December 2013	80	200	3,500	40,392
Flowserve Corp.	Call	January 2014	60	200	86,000	(50,348)
Geospace Technologies Corp.	Call	October 2013	75	50	46,750	(19,652)
Sturm Ruger & Co.	Call	November 2013	55	20	15,500	(12,561)
Red Hat, Inc.	Call	December 2013	55	100	4,000	15,770
Trimble Navigation Ltd.	Call	February 2014	30	200	40,000	(11,345)
Trinity Industries, Inc.	Call	October 2013	41	100	43,500	(23,804)
Texas Industries, Inc.	Call	January 2014	60	25	22,375	(8,946)
Texas Industries, Inc.	Call	January 2014	65	25	15,000	(6,326)
Texas Industries, Inc.	Call	October 2013	60	25	17,500	(9,559)
Texas Industries, Inc.	Call	October 2013	65	25	8,000	(4,597)

Net Unrealized Depreciation on Written Option Contracts						$(93,736)

F. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Advisor”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The VA Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of September 30, 2013, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$2,709,611	$2,761,223	$2,815,413	$60,554	$11,183
VA Growth Fund	690,004	712,928	544,753	7,943	1,384
VA Income Equity Fund	2,498,433	2,563,345	2,130,041	8,743	1,580
VA International Equity Fund	288,226	298,864	1,026,830	11,723	2,010
VA Mid Corp America Fund	1,566,819	1,598,613	1,215,239	24,970	4,547
VA Real Strategies Fund	522,592	536,619	584,802	22,087	3,992
VA Rotating Markets Fund	170,011	173,369	133,242	1,028	170
VA Situs Fund	8,853,787	9,075,208	6,129,464	107,600	19,688
VA Mortgage Securities Fund	165,376	171,673	122,779	768	150

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the VA Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The VA Funds will not incur any registration costs upon such resale. The VA Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At September 30, 2013, the VA Real Strategies Fund held illiquid restricted securities representing 6.16% respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Cost	Value
VA Real Strategies Fund:

Grocery & Pharmacy DST	8/26/11	$50,000	$52,582
New York Power DST	7/21/11	50,000	51,806
Scotts Gahanna LLC	12/13/11	56,000	59,183
Winston-Salem DST	2/22/12	50,000	59,574

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each VA Fund’s investment in such affiliated money market fund is set forth below:

Fund	12/31/12 Market Value	Purchases	Sales	9/30/13 Market Value	Income
VA Dividend Capture Fund	$606,094	$10,059,086	$(10,258,325)	$406,855	$312
VA Growth Fund	211,691	4,346,722	(4,396,040)	162,373	122
VA Income Equity Fund	712,658	4,411,633	(4,753,795)	370,496	125
VA International Equity Fund	1,158,404	6,131,947	(7,019,259)	271,092	659
VA Mid Corp America Fund	782,960	5,697,370	(4,959,104)	1,521,226	318
VA Real Strategies Fund	194,383	951,716	(1,146,099)	—	42
VA Rotating Markets Fund	86,329	845,369	(884,253)	47,445	49
VA Situs Fund	2,078,878	17,697,529	(18,871,998)	904,409	767
VA Mortgage Securities Fund	572,278	4,710,209	(4,795,540)	486,947	183

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/12 Market Value	Purchases	Sales	9/30/13 Market Value	Income
Huntington U.S. Treasury Money Market Fund	$901,499	$4,827,158	$(4,850,165)	$878,492	$265
Huntington Fixed Income Securities Fund	13,927,448	1,598,561	(1,027,988)	13,927,983	313,760
VA Dividend Capture Fund	1,773,065	12,272	(407,508)	3,942,496	—
VA Growth Fund	7,993,194	70,100	(1,654,106)	7,922,056	—
VA Income Equity Fund	5,307,578	30,814	(838,579)	5,234,081	—
VA International Equity Fund	4,460,478	69,217	(781,917)	4,382,804	—
VA Mid Corp America Fund	3,561,922	894	(833,717)	3,524,658	—
VA Mortgage Securities Fund	2,876,808	232,416	(197,096)	2,868,635	—
VA Situs Fund	1,341,294	63,698	(320,208)	1,332,120	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Huntington Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer
Date 11/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date 11/25/2013

By (Signature and Title)	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date 11/25/2013